united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22153

Dunham Funds

(Exact name of registrant as specified in charter)

10251 Vista Sorrento Pkwy, Ste. 200, San Diego, CA 92121

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 7/31/15

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund
July 31, 2015
	Principal	Interest		Maturity
Security	Amount	Rate		Date	Value
CORPORATE BONDS & NOTES - 53.1%
AEROSPACE/DEFENSE - 0.2%
TransDigm, Inc.	$ 75,000	6.000%		7/15/2022	$ 75,188
TransDigm, Inc. - 144A	35,000	6.500		5/15/2025	35,175
					110,363
AIRLINES ABS - 0.9%
Air Canada 2013-1 Class B Pass Through Trust - 144A	101,305	5.375		5/15/2021	103,838
Continental Airlines 2009-2 Class A Pass Through Trust	224,355	7.250		11/10/2019	255,765
United Airlines 2009-2A Pass Through Trust	128,170	9.750		1/15/2017	139,705
					499,308
AUTO MANUFACTURERS - 0.8%
Ford Motor Credit Co. LLC.	270,000	5.750		2/1/2021	303,841
General Motors Financial Co., Inc.	130,000	3.500		7/10/2019	132,236
					436,077
AUTO PARTS & EQUIPMENT - 0.8%
Meritor, Inc.	215,000	6.750		6/15/2021	221,987
MPG Holdco I, Inc.	105,000	7.375		10/15/2022	112,093
Omega US Sub LLC - 144A	110,000	8.750		7/15/2023	107,250
					441,330
AUTOMOBILE ABS - 2.1%
California Republic Auto Receivables Trust 2014-3 A4	390,000	1.790		3/16/2020	393,192
Capital Auto Receivables Asset Trust / Ally 2013-1 C	590,000	1.740		10/22/2018	591,758
Ford Credit Auto Owner Trust 2013-B D	194,000	1.820		11/15/2019	195,524
					1,180,474
BANKS - 7.8%
Banco de Credito del Peru - 144A	170,000	6.125	+	4/24/2027	183,124
Banco de Credito e Inversiones - 144A	325,000	4.000		2/11/2023	324,379
Banco Internacional del Peru SAA -144A	200,000	6.625	+	3/19/2029	214,750
Banco Santander Chile - 144A	300,000	3.875		9/20/2022	304,678
Bank of America Corp	175,000	5.625		7/1/2020	197,248
Bank of New York Mellon	110,000	4.950	+	Perpetual	109,588
Barclays Bank PLC - 144A	270,000	6.050		12/4/2017	293,480
Citigroup, Inc.	130,000	4.050		7/30/2022	133,760
Citigroup, Inc.	100,000	5.800	+	Perpetual	100,700
Citizens Financial Group, Inc. - 144A	110,000	5.500	+	Perpetual	108,224
Goldman Sachs Group, Inc.	185,000	5.750		1/24/2022	212,020
Goldman Sachs Group, Inc.	75,000	5.700	+	Perpetual	75,750
JPMorgan Chase & Co.	35,000	5.300	+	Perpetual	34,961
JPMorgan Chase & Co.	40,000	6.125		6/27/2017	43,188
Macquarie Bank Ltd. - 144A	17,000	6.625		4/7/2021	19,360
Morgan Stanley	185,000	4.100		5/22/2023	188,129
Morgan Stanley	225,000	6.375		7/24/2042	282,638
PNC Financial Services Group, Inc.	255,000	4.850	+	Perpetual	242,889
SunTrust Banks, Inc.	30,000	5.625	+	Perpetual	30,225
Turkiye Garanti Bankasi AS - 144A	330,000	5.250		9/13/2022	333,465
UBS AG	650,000	7.625		8/17/2022	764,558
Zions Bancorporation	115,000	4.500		6/13/2023	118,584
					4,315,698
BIOTECHNOLOGY - 0.0%
Concorida Healthcare Corp. - 144A	5,000	7.000		4/15/2023	5,106

BUILDING MATERIALS - 0.3%
Builing Materials Corp of America - 144A	50,000	5.375		11/15/2024	50,370
Masco Corp.	95,000	5.950		3/15/2022	105,450
Masco Corp.	25,000	4.450		4/1/2025	25,125
					180,945
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
July 31, 2015
	Principal	Interest		Maturity
Security	Amount	Rate		Date	Value
CHEMICALS - 1.1%
Hexion US Finance Corp.	$ 170,000	6.625%		4/15/2020	$ 156,612
Methanex Corp.	130,000	4.250		12/1/2024	128,496
New Market Corp.	305,000	4.100		12/15/2022	310,260
					595,368
COAL - 0.1%
Consol Energy, Inc. - 144A	70,000	5.875		4/15/2022	54,731

COMMERCIAL MBS - 5.7%
A10 Securitization 2013-1 B LLCA10 2013-1 B - 144A	300,000	4.120		11/15/2025	300,769
Aventura Mall Trust 2013-AVM C - 144A	100,000	3.743	+	12/5/2032	103,570
Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9 A4B	139,525	4.943		9/11/2042	139,453
Citigroup Commercial Mortgage Trust 2007-C6 A4	290,000	5.711	+	12/10/2049	309,080
Citigroup Commercial Mortgage Trust 2008-C7 AH	95,000	6.144	+	12/10/2049	102,921
CSAIL Commercial Mortgage Trust CMO 2015 C1 Class A4	135,000	3.849		6/15/2057	138,832
DBUBS 2011-LC3 Mortgage Trust -LC3A Class D - 144A	105,000	5.422	+	8/10/2044	112,243
GAHR Commericial Mortgage Trust 2015-NRF CFX - 144A	105,000	3.495	+	12/15/2019	104,974
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12 A4	470,000	5.882	+	2/15/2051	498,903
LB-UBS Commercial Mortgage Trust 2007-C7 A3	63,514	5.866	+	9/15/2045	68,600
Morgan Stanley Capital I Trust 2005-IQ10 A4B	156,425	5.284	+	9/15/2042	156,171
Morgan Stanley Capital I Trust 2007-IQ14 AM	224,000	5.683	+	4/15/2049	233,628
Morgan Stanley Capital I Trust 2015-MS1 Class AS	270,000	4.163	+	5/15/2048	282,872
Motel 6 Trust CMO 2015-MTL6 Class B - 144A	305,000	3.298		2/5/2030	305,423
Wells Fargo Commercial Mortgage Trust 2015-LC20 B	165,000	3.719		4/15/2050	163,865
WFRBS Commercial Mortgage Trust 2011-C5 - 144A	100,000	5.635	+	11/15/2044	112,263
					3,133,567
COMMERCIAL SERVICES - 1.5%
ADT Corp.	180,000	6.250		10/15/2021	191,700
Ahern Rentals, Inc.- 144A	115,000	7.375		5/15/2023	109,250
Harland Clarke Holdings Corp. - 144A	70,000	6.875		3/1/2020	67,725
McGraw Hill Financial, Inc. - 144A	140,000	4.000		6/15/2025	141,127
New York University	55,000	4.142		7/1/2048	52,287
United Rentals North America, Inc.	110,000	5.500		7/15/2025	105,600
Verisk Analytics, Inc.	135,000	4.000		6/15/2025	133,382
					801,071
COMPUTERS - 0.2%
Project Homestake Merger Corp. - 144A	55,000	8.875		3/1/2023	51,838
SunGard Data Systems, Inc.	55,000	6.625		11/1/2019	57,051
					108,889
DIVERSIFIED FINANCIAL SERVICES - 1.8%
General Electric Capital Corp.	200,000	5.250	+	Perpetual	205,250
General Electric Capital Corp.	100,000	7.125	+	Perpetual	115,750
Icahn Enterprises LP / Icahn Enterprises Finance Corp.	10,000	4.875		3/15/2019	10,337
Icahn Enterprises LP / Icahn Enterprises Finance Corp.	100,000	5.875		2/1/2022	103,875
Infinity Acquisition LLC / Infinity Acquisition Finance Corp. - 144A	80,000	7.250		8/1/2022	75,800
Jefferies Group LLC	60,000	6.875		4/15/2021	68,829
Macquarie Group Ltd.- 144A	125,000	6.250		1/14/2021	142,634
Navient LLC.	140,000	5.500		1/25/2023	122,850
Walter Investment Management Corp.	135,000	7.875		12/15/2021	127,069
					972,394
ELECTRIC - 0.8%
Calpine Corp.	89,000	5.375		1/15/2023	87,443
Dynergy Finance I, Inc. / Dynergy Finance II, Inc. - 144A	55,000	7.375		11/1/2022	57,172
Dynergy Finance I, Inc. / Dynergy Finance II, Inc. - 144A	20,000	7.625		11/1/2024	20,750
Electricite de France SA - 144A	165,000	5.250	+	Perpetual	169,744
NRG Yield Operating LLC	40,000	5.375		8/15/2024	40,200
Talen Energy Supply LLC - 144A	60,000	4.625		7/15/2019	58,500
					433,809
ELECTRONICS - 0.2%
Flextronics International Ltd.- 144A	135,000	4.750		6/15/2025	132,131

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
July 31, 2015
	Principal	Interest		Maturity
Security	Amount	Rate		Date	Value
ENERGY - ALTERNATE RESOURCES - 0.2%
TerraForm Power Operating LLC. - 144A	$ 110,000	5.875%		2/1/2023	$ 111,582

ENTERTAINMENT - 1.0%
GLP Capital LP / GLP Financing II Inc.	95,000	4.875		11/1/2020	98,444
GLP Capital LP / GLP Financing II Inc.	5,000	5.375		11/1/2023	5,235
Isle of Capri Casinos, Inc.	81,000	5.875		3/15/2021	84,442
Mohegan Tribal Gaming Authority	95,000	9.750		9/1/2021	100,581
Penn National Gaming Inc .	120,000	5.875		11/1/2021	123,000
Scientific Games International, Inc.	110,000	6.625		5/15/2021	88,000
Scientific Games International, Inc. - 144A	80,000	7.000		1/1/2022	83,300
					583,002
FOOD - 0.3%
Ingles Markets, Inc.	100,000	5.750		6/15/2023	102,500
Pilgrims Prde Corp. - 144A	40,000	5.750		3/15/2025	41,000
					143,500
FOREST PRODUCTS & PAPER - 0.5%
Sappi Papier Holding GmbH - 144A	265,000	6.625		4/15/2021	276,263

GAS - 0.2%
NGL Energy Partners LP	105,000	5.125		7/15/2019	102,769

HEALTHCARE PRODUCTS - 0.4%
Alere, Inc. - 144A	40,000	6.375		7/1/2023	41,700
Crimson Merger Sub, Inc. - 144A	80,000	6.625		5/15/2022	74,000
Hologic, Inc. - 144A	10,000	5.250		7/15/2022	10,350
Mallinckrodt International Finance SA -144A	40,000	5.750		8/1/2022	41,850
Mallinckrodt International Finance SA -144A	5,000	5.500		4/15/2025	5,056
Sterigenics-Nordion Holdings LLC - 144A	40,000	6.500		5/15/2023	41,000
					213,956
HEALTHCARE - SERVICES - 1.4%
Acadia Healthcare Co., Inc.	45,000	5.125		7/1/2022	45,000
CHS/Community Health Systems, Inc.	30,000	5.125		8/1/2021	31,200
HCA, Inc.	195,000	5.375		2/1/2025	199,875
IASIS Healthcare LLC / IASIS Capital Corp.	70,000	8.375		5/15/2019	73,062
Select Medical Corp.	140,000	6.375		6/1/2021	142,100
Surgical Care Affiliates, Inc. - 144A	110,000	6.000		4/1/2023	112,200
Tenet Healthcare Corp. - 144A	55,000	3.786	+	6/15/2020	56,650
Tenet Healthcare Corp.	100,000	8.125		4/1/2022	112,438
					772,525
HOLDING COMPANIES - DIVERSIFIED - 0.8%
Argos Merger Sub, Inc. - 144A	100,000	7.125		3/15/2023	106,000
Brixmor Operating Partnership LP	10,000	3.875		8/15/2022	10,003
Hutchison Whampoa International 12 Ltd. - 144A	185,000	6.000	+	Perpetual	196,080
Leucadia National Corp.	105,000	5.500		10/18/2023	108,737
					420,820
HOME BUILDERS - 0.3%
Taylor Morrison Communities, Inc. / Monarch Communities, Inc. - 144A	85,000	5.250		4/15/2021	85,213
TRI Pointe Holdings, Inc. - 144A	110,000	5.875		6/15/2024	108,900
					194,113
HOME EQUITY ABS - 1.8%
Bayview Financial Mortgage Pass-Through Trust 2006-A 1A4 (a)	560,000	6.087		2/28/2041	589,829
GSAA Trust 2005-1 AF4 (a)	382,303	5.619		11/25/2034	405,909
					995,738
HOUSEWARES - 0.1%
RSI Home Products, Inc. - 144A	55,000	6.500		3/15/2023	56,925

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
July 31, 2015
	Principal	Interest		Maturity
Security	Amount	Rate		Date	Value
INSURANCE - 2.3%
Allstate Corp.	$ 200,000	5.750	%,+	8/15/2053	$ 209,375
Chubb Corp.	85,000	6.375	+	3/29/2067	88,081
Genworth Holdings, Inc.	205,000	4.900		8/15/2023	182,450
Progressive Corp.	120,000	6.700	+	6/15/2037	125,700
Prudential Financial, Inc.	370,000	5.625	+	6/15/2043	385,189
Teachers Insurance & Annuity Association of America - 144A	110,000	4.375	+	9/15/2054	110,306
Voya Financial, Inc.	125,000	5.650	+	5/15/2053	128,325
York Risk Services Holding Corp. - 144A	70,000	8.500		10/1/2022	59,413
					1,288,839
INTERNET - 0.4%
Blue Coat Holdings, Inc. - 144A	65,000	8.375		6/1/2023	66,788
Priceline Group, Inc.	140,000	3.650		3/15/2025	137,393
					204,181
INVESTMENT COMPANIES - 0.4%
Ares Capital Corp.	65,000	3.875		1/15/2020	66,263
FS Investment Corp.	110,000	4.250		1/15/2020	111,610
FS Investment Corp.	55,000	4.750		5/15/2022	54,054
					231,927
IRON / STEEL - 0.9%
ArcelorMittal	115,000	6.125		6/1/2025	109,825
Carpenter Technology Corp.	300,000	4.450		3/1/2023	295,664
United States Steel Corp.	85,000	6.875		4/1/2021	79,900
					485,389
LODGING - 0.9%
Boyd Gaming Corp.	110,000	9.000		7/1/2020	120,175
Boyd Gaming Corp.	55,000	6.875		5/15/2023	57,475
MGM Resorts International	115,000	6.750		10/1/2020	123,625
Station Casinos LLC	170,000	7.500		3/1/2021	182,325
					483,600
MEDIA - 0.9%
CCO Holdings LLC - 144A	140,000	5.125		5/1/2023	138,950
CCO Safari II LLC -144A	10,000	4.908		7/23/2025	10,038
Cequel Communications Holdings I LLC / Cequel Capital Corp. - 144A	105,000	5.125		12/15/2021	97,912
Clear Channel Worldwide Holdings, Inc.	250,000	7.625		3/15/2020	263,594
					510,494
MINING - 0.0%
FMG Resources August 2006 Pty Ltd. - 144A	15,000	9.750		3/1/2022	13,838

MISCELLANEOUS MANUFACTURING - 0.3%
Bombardier, Inc. - 144A	105,000	4.750		4/15/2019	95,288
Bombardier, Inc. - 144A	115,000	6.125		1/1/2023	93,725
					189,013
OIL & GAS - 1.9%
Antero Resources Corp. - 144A	60,000	5.625		6/1/2023	58,050
Blue Racer Midstream LLC / Blue Racer Finance Corp. - 144A	30,000	6.125		11/15/2022	30,675
Carrizo Oil & Gas, Inc.	100,000	7.500		9/15/2020	101,000
Ecopetrol SA	110,000	5.375		6/26/2026	106,865
Helmerich & Payne International Drilling Co. - 144A	80,000	4.650		3/15/2025	82,571
Newfield Exploration Co.	110,000	5.375		1/1/2026	106,150
Parker Drilling Co.	240,000	7.500		8/1/2020	210,000
Petroleos Mexicanos	155,000	3.500		1/30/2023	147,425
Petroleos Mexicanos	45,000	4.875		1/18/2024	46,345
Sunoco Finance Corp. - 144A	155,000	6.375		4/1/2023	160,038
					1,049,119
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
July 31, 2015
	Principal	Interest		Maturity
Security	Amount	Rate		Date	Value
PACKAGING & CONTAINERS - 0.4%
Berry Plastics Corp.	$ 105,000	5.125%		7/15/2023	$ 103,425
Beverage Packaging Holdings Luxembourg II SA - 144A	100,000	6.000		6/15/2017	99,875
					203,300
PHARMACEUTICALS - 0.5%
AbbVie, Inc.	45,000	3.600		5/14/2025	44,423
Capsugel SA - 144A (b)	20,000	7.000		5/15/2019	20,288
JLL/Delta Dutch Pledge Co. BV - 144A (b)	55,000	8.750		5/1/2020	56,856
Owens & Minor, Inc.	25,000	3.875		9/15/2021	25,865
Quintiles Transnational Corp. - 144A	55,000	4.875		5/15/2023	55,928
Valeant Pharmaceuticals International, Inc. - 144A	40,000	5.500		3/1/2013	41,000
Valeant Pharmaceuticals International, Inc. - 144A	15,000	5.875		5/15/2023	15,636
Valeant Pharmaceuticals International, Inc. - 144A	20,000	6.125		4/15/2025	20,950
					280,946
PIPELINES - 1.4%
Energy Transfer Equity LP	110,000	5.875		1/15/2024	112,475
Kinder Morgan, Inc.	130,000	4.300		6/1/2025	123,753
MarkWest Energy Partners LP / MarkWest Energy Finance Corp.	110,000	4.875		12/1/2024	107,800
Sabine Pass Liquefaction LLC	100,000	6.250		3/15/2022	103,500
Transcanada Trust	110,000	6.625	+	5/20/1975	110,523
Williams Cos., Inc.	230,000	3.700		1/15/2023	207,914
Williams Cos., Inc.	25,000	4.550		6/24/2024	23,704
					789,669
PRIVATE EQUITY - 0.2%
Apollo Management Holdings LP - 144A	135,000	4.000		5/30/2024	135,277

REAL ESTATE - 1.3%
American Homes 4 Rent 2014-SFR2 C Trust - 144A	130,000	4.705		10/17/2036	133,157
B2R Mortgage Trust 2015-1 A1 - 144A	99,368	2.524		5/15/2048	98,795
Countrywide Asset-Backed Certificates 2005-1 AF5A (a)	300,000	5.233		7/25/2035	297,764
Sierra Timeshare 2014-2 AA Receivables Funding LLC - 144A	57,068	2.050		6/20/2031	57,452
					587,168
REITS - 3.7%
Corporate Office Properties LP	315,000	3.600		5/15/2023	291,707
Corporate Office Properties LP	90,000	3.700		6/15/2021	88,496
CTR Partnership LP / CareTrust Capital Corp.	90,000	5.875		6/1/2021	92,250
Digital Realty Trust LP	160,000	5.250		3/15/2021	174,897
Digital Realty Trust LP	55,000	3.950		7/1/2022	55,255
Education Realty Operating Partnership LP	135,000	4.600		12/1/2024	136,462
ESH Hospitality, Inc. - 144A	110,000	5.250		5/1/2025	107,663
Excel Trust LP	55,000	4.625		5/15/2024	52,777
Health Care REIT, Inc.	145,000	4.000		6/1/2025	144,132
Healthcare Realty Trust, Inc.	90,000	3.875		5/1/2025	87,899
Healthcare Trust of America Holdings LP	50,000	3.375		7/15/2021	50,329
Highwoods Realty LP	305,000	3.625		1/15/2023	303,944
iStar Financial, Inc.	140,000	5.000		7/1/2019	137,908
MPT Operating Partnership LP / MPT Finance Corp.	60,000	5.500		5/1/2024	62,100
Retail Opportunity Investments Partnership LP	105,000	4.000		12/15/2024	103,169
RHP Hotel Properties LP - 144A	15,000	5.000		4/15/2023	15,000
Select Income REIT	140,000	4.500		2/1/2025	136,793
WP Carey, Inc.	110,000	4.600		4/1/2024	111,389
					2,152,170
RETAIL - 1.3%
AmeriGas Finance Corp.	95,000	7.000		5/20/2022	101,517
Landry's, Inc. - 144A	175,000	9.375		5/1/2020	188,563
QVC, Inc.	310,000	4.375		3/15/2023	305,156
Rite Aid Corp. - 144A	30,000	6.125		4/1/2023	31,275
Tops Holding LLC / Tops Markets II Corp. - 144A	110,000	8.000		6/15/2022	109,725
					736,236
SEMICONDUCTOR - 0.2%
KLA-Tencor Corp.	140,000	4.650		11/1/2024	138,813
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
July 31, 2015
	Principal	Interest		Maturity
Security	Amount	Rate		Date	Value
SOFTWARE - 0.3%
First Data Corp.	$ 146,000	11.750%		8/15/2021	$ 166,075

TELECOMMUNICATIONS - 2.7%
AT&T, Inc.	315,000	3.875		8/15/2021	324,787
CyrusOne LP / CyrusOne Finance Corp. - 144A	110,000	6.375		11/15/2022	114,125
Digicel Group Ltd.-144A	200,000	8.250		9/30/2020	198,500
Frontier Communications Corp.	135,000	6.250		9/15/2021	125,212
Intelsat Jackson Holdings SA	210,000	5.500		8/1/2023	191,625
Sprint Corp.	170,000	7.250		9/15/2021	162,988
Telefonica Emisiones SAU	265,000	4.570		4/27/2023	280,823
Windstream Corp.	115,000	7.750		10/15/2020	105,728
					1,503,788
TRUCKING & LEASING - 0.1%
Penske Truck Leasing Co. LP - 144A	55,000	3.375		2/1/2022	53,777

WHOLE LOAN COLLATERAL CMO - 1.7%
Banc of America Funding 2005-1 1A1	84,228	5.500		2/25/2035	85,866
Citigroup Mortgage Loan Trust, Inc. 2004-NCM2 2CB2	77,943	6.750		8/25/2034	83,286
Citigroup Mortgage Loan Trust, Inc. 2004-UST1 A3	102,806	2.192	+	8/25/2034	103,094
Master Alternative Loans Trust 2004-46A1	110,235	5.500		4/25/2034	116,611
Sequoia Mortgage trust 2015-1 A1 - 144A	143,943	3.500	+	1/25/2045	144,775
Towd Point Mortgage Trust 2015-3 - 144A	195,000	3.000	+	3/25/2054	195,000
WaMu Mortgage Pass-Through Certificates Series 2003-S8 A2 Trust	107,777	5.000		9/25/2018	109,703
WinWater Mortgage Loan Trust 2014-1 A1 - 144A	78,506	3.991	+	6/20/2044	81,371
					919,706

TOTAL CORPORATE BONDS & NOTES (Cost - $29,249,500)					29,395,779

FOREIGN GOVERNMENT BONDS - 0.7%
El Salvador Government International Bond - 144A	105,000	6.375		1/18/2027	100,590
Morocco Government International Bond - 144A	300,000	4.250		12/11/2022	306,600
TOTAL FOREIGN GOVERNMENT BONDS - (Cost - $404,255)					407,190

MUNICIPAL - 5.6%
Commonwealth of Massachusetts	425,000	5.000		8/1/2025	523,472
Massachusetts Clean Water Trust	880,000	5.000		2/1/2045	992,746
New York State Dormitory Authority	410,000	5.000		2/15/2043	457,568
Rockdale County Water & Sewerage Authority	305,000	3.060		7/1/2024	309,218
San Diego County Regional Airport Authority	325,000	5.594		7/1/2043	354,374
Virginia College Building Authority	385,000	5.000		9/1/2023	465,908
TOTAL MUNICIPAL - (Cost - $3,131,718)					3,103,286

U.S. GOVERNMENT & AGENCY - 30.6%
U.S. GOVERNMENT AGENCY - 8.6%
Fannie Mae Pool 735061	47,481	6.000		11/1/2034	54,231
Fannie Mae Pool 866009	59,722	6.000		3/1/2036	67,738
Fannie Mae Pool 938574	364,675	5.500		9/1/2036	412,048
Fannie Mae Pool 310041	151,580	6.500		5/1/2037	174,118
Fannie Mae Pool 909141	24,912	6.000		1/1/2038	28,665
Fannie Mae Pool 909153	25,179	6.000		2/1/2038	28,950
Fannie Mae Pool 929191	80,734	6.000		3/1/2038	91,534
Fannie Mae Pool 909175	55,600	5.500		4/1/2038	62,376
Fannie Mae Pool 962752	47,488	5.000		4/1/2038	53,415
Fannie Mae Pool 975649	235,385	6.000		7/1/2038	266,833
Fannie Mae Pool 909220	148,878	6.000		8/1/2038	171,302
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
July 31, 2015
	Principal	Interest		Maturity
Security	Amount	Rate		Date	Value
U.S. GOVERNMENT AGENCY (Continued) - 8.6%
Fannie Mae Pool AA7001	$ 272,513	5.000%		6/1/2039	$ 302,707
Fannie Mae Pool AD0727	402,336	6.000		8/1/2039	460,023
Fannie Mae Pool AO8769	1,507,239	3.500		8/1/2042	1,568,216
Fannie Mae Pool AX3195	539,248	4.000		91/2044	574,955
Federal Home Loan Pool G01980	331,731	5.000		12/1/2035	369,342
Freddie Mac Gold Pool G05888	76,320	5.500		10/1/2039	86,152
					4,772,605
U.S. TREASURY OBLIGATIONS - 22.0%
United States Treasury Bond	120,000	3.125		2/15/2043	124,425
United States Treasury Note	625,000	0.500		11/30/2016	625,293
United States Treasury Note	3,000,000	0.625		12/31/2016	3,006,564
United States Treasury Note	3,115,000	1.375		4/30/2020	3,095,531
United States Treasury Note	3,505,000	2.375		8/15/2024	3,562,230
United States Treasury Note	665,000	2.25		11/15/2024	668,325
United States Treasury Note	114,000	2.000		2/15/2025	1,120,406
					12,202,774

TOTAL U.S. GOVERNMENT & AGENCY (Cost - $16,752,794)					16,975,379

BANK LOANS - 6.0%
AEROSPACE / DEFENSE - 0.1%
LM US Member LLC	80,000	8.500	+	6/24/2022	79,800

AUTOMOBILES - 0.3%
Navistar, Inc.	166,667	5.750	+	8/17/2017	166,597

CHEMICALS - 0.1%
Ineos US Finance LLC	6,982	4.250	+	3/11/2022	7,011
US Farathane	57,525	6.750	+	1/16/2022	58,316
					65,327
COMMERCIAL SERVICES - 0.5%
Ardent Legacy Acquisitions	56,000	5.500	+	7/31/2021	56,420
Concentra Health	6,000	4.000	+	5/9/2022	6,005
Laureate Education, Inc.	60,000	5.000	+	6/15/2018	56,156
Life Time Fitness	70,000	4.250	+	6/4/2022	69,967
National Veterinary Associates	46,000	8.000	+	8/8/2022	46,115
					234,663
COMPUTERS & ELECTRONICS - 0.7%
Applied Systems, Inc.	52,935	8.750	+	1/14/2022	53,217
Deltek, Inc.	36,000	9.500	+	6/28/2020	36,435
Deltek, Inc.	3,364	10.000	+	10/10/2019	3,379
Kronos, Inc.	127,900	9.750	+	4/30/2020	132,376
Mitchell International, Inc.	80,000	8.500	+	10/11/2021	80,080
Presidio	72,419	6.250	+	1/26/2022	72,939
					378,426
ELECTRONICS - 0.1%
Riverbed Technologies	49,875	6.000	+	2/25/2022	50,530

FOOD - 0.1%
Hostess Brands LLC	39,000	3.500	+	7/29/2022	39,219

GAMING AND HOTELS - 0.5%
CBAC Borrower, LLC	40,000	8.250	+	4/26/2020	37,150
Peppermill Casinos, Inc.	239,448	7.250	+	11/9/2018	240,495
					277,645
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
July 31, 2015
	Principal	Interest		Maturity
Security	Amount	Rate		Date	Value
HEALTHCARE - 0.8%
American Renal Holdings, Inc.	$ 279,943	8.500	%,+	2/20/2020	$ 279,418
Regional Care Hospital, Inc.	46,530	6.000	+	3/24/2019	46,356
Surgery Center	68,827	4.250	+	4/24/2020	69,214
Surgery Center	40,000	7.500	+	7/23/2021	40,017
					435,005
INSURANCE - 0.2%
Asurion LLC	18,000	8.500	+	2/19/2021	18,158
Sedgwick CMS Holdings, Inc.	85,000	6.000	+	2/11/2022	84,114
					102,272
LEISURE TIME - 0.1%
CDS U.S. Intermediate Holdings	29,000	4.000	+	6/25/2022	29,245

LODGING - 0.0%
Eldorado Resorts, Inc.	25,000	3.250	+	7/17/2022	25,102

MEDIA - 0.3%
TWCC Holding Corp.	153,000	7.000	+	12/11/2020	143,438

METALS & MINING - 0.1%
Arch Coal, Inc.	103,931	6.250	+	5/16/2018	59,789

OIL & GAS - 0.7%
Chelsea Petroleum	135,000	4.250	+	7/22/2022	135,000
Chief Exploration and Development	77,000	7.500	+	5/16/2021	71,289
Drillships Financing Holding / Drillships Ocean Ventures, Inc.	64,350	5.500	+	7/18/2021	53,008
Fieldwood Energy	140,000	8.375	+	9/30/2020	77,307
Jonah Energy LLC	62,000	7.500	+	5/12/2021	56,420
					393,024
PHARMACEUTICALS -0.1%
Amneal Pharmaceuticals	41,895	4.750		11/1/2019	42,078

PROFESSIONAL & BUSINESS SERVICES - 0.3%
Infinity Acquisition - US LLC 2	51,740	4.250	+	8/6/2021	51,438
Inventiv Health, Inc.	119,990	7.750	+	5/15/2018	120,440
					171,878
REAL ESTATE - 0.1%
Capital Automotive LP	31,564	5.500	+	3/28/2021	32,136

RETAIL - 0.4%
Albertsons, Inc.	75,810	4.500	+	8/11/2011	76,162
PetSmart	15,000	5.000	+	2/9/2022	15,073
Rite Aid Corp.	16,000	5.000	+	12/31/2021	16,182
Staples, Inc.	106,000	3.750	+	4/23/2021	106,144
					213,561
SOFTWARE - 0.2%
Epicor Software Corp.	85,000	4.750	+	5/12/2022	85,117
First Data Corp.	25,000	3.937	+	6/25/2022	25,039
					110,156
STEEL - 0.4%
FMG Resources	291,803	3.750	+	6/30/2019	239,825

UTILITIES - 0.0%
Atlantic Power LP	21,433	4.750	+	2/19/2021	21,541

TOTAL BANK LOANS - (Cost - $3,500,394)					3,311,257
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
July 31, 2015
Security	Shares	Dividend Rate		Maturity Date	Value
PREFERRED STOCK - 1.4%
BANKS - 1.4%
GMAC Capital Trust I	17,600	8.125	% +	2/15/2040	$ 461,648
Zions Bancorporation	10,800	6.950	+	9/15/2028	306,936
TOTAL PREFERRED STOCK - (Cost - $ 710,000)					768,584

SHORT-TERM INVESTMENT - 2.0%
MONEY MARKET FUND - 2.0%
Fidelity Institutional Money Market Funds - Government Portfolio
(Cost - $1,103,912)	1,103,912	0.010	+		1,103,912

TOTAL INVESTMENTS - 99.4% (Cost - $54,852,573) (c)					$ 55,065,387
ASSETS LESS OTHER LIABILITIES - 0.6%					321,465
NET ASSETS - 100.0%					$ 55,386,852

ABS - Asset Backed Security
MBS - Mortgage Back Security
CMO - Collateralized Mortgage Obligation
REIT - Real Estate Investment Trust
Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates
+ Variable rate security. Interest rate is as of July 31, 2015.
* The value of this security has been determined in good faith under the policies of the Board of Trustees.
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a) Step-Up Bond; the interest rate shown is the rate in effect as of July 31, 2015.
(b) Payment - in - Kind.
(c) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $54,852,573 and differs from market value by net unrealized appreciation (depreciation) on securities as follow:
				Unrealized Appreciation:	1,008,355
				Unrealized Depreciation:	(795,541)
				Net Unrealized Appreciation:	212,814

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund
July 31, 2015

Security			Shares			Value
COMMON STOCK - 78.5%
AIRLINES - 0.0%
AMR Corp. *			101,283			$ 136,732

AUTO MANUFACTURER - 0.7%
General Motors Co. ^ #			72,000			2,268,720

AUTO PARTS & EQUIPMENT - 1.4%
Johnson Controls, Inc. ^ #			95,700			4,360,092

BANKS - 1.6%
Citigroup, Inc. ^ #			80,500			4,706,030

CHEMICALS - 5.9%
Cytec Industries, Inc.			13,320			988,744
Dow Chemical Co. ^ #			75,500			3,553,030
El du Pont de Nemours & Co. ^ #			4,800			267,648
Huntsman Corp. ^ #			5,132			97,508
Olin Corp. ^ #			22,700			521,873
Sigma-Aldrich Corp. #			46,527			6,495,634
W.R. Grace & Co. * ^ #			58,700			5,924,591
						17,849,028
COMMERCIAL SERVICES - 2.6%
Hertz Global Holdings, Inc. * ^ #			276,750			4,701,983
PayPal Holdings, Inc. *			25,400			982,980
SFX Entertainment, Inc. * #			665,520			2,116,354
						7,801,317
COMPUTERS - 1.8%
Computer Sciences Corp. ^ #			84,500			5,528,835

COSMETICS/PERSONAL CARE - 1.8%
Edgewell Personal Care Co. ^ #			35,400			3,388,134
Procter & Gamble Co. ^ #			28,400			2,178,280
						5,566,414
ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
Energizer Holdings, Inc. * ^ #			35,400			1,363,254

FOREST PRODUCTS & PAPER - 1.7%
International Paper Co. ^ #			105,400			5,045,498

HEALTHCARE-PRODUCTS - 0.9%
Baxter International, Inc. ^ #			42,500			1,703,400
Thoratec Corp. * ^			18,200			1,151,878
						2,855,278
HEALTHCARE-SERVICES - 3.0%
Cigna Corp. ^ #			24,200			3,486,252
Health Net, Inc. * ^ #			27,300			1,825,278
Humana, Inc. ^ #			21,300			3,878,517
						9,190,047
HOLDING COMPANIES - DIVERSIFIED - 0.3%
Hennessy Capital Acquisition Corp II *			104,074			1,042,821

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2015

Security			Shares			Value
INSURANCE - 3.1%
American International Group, Inc. ^ #			18,600			$ 1,192,632
Chubb Corp. #			23,905			2,972,109
Partnerre Ltd. ^			38,499			5,234,324
						9,399,065
INTERNET - 4.4%
eBay, Inc. * ^ #			25,400			714,248
Orbitz Worldwide, Inc. * ^ #			470,016			5,301,780
Yahoo, Inc. * ^ #			201,142			7,375,877
						13,391,905
INVESTMENT COMPANIES - 0.0%
CK Hutchison Holdings Ltd.			177			2,629

MACHINERY-DIVERSIFIED - 1.2%
Manitowoc Co., Inc. ^ #			208,000			3,675,360

MEDIA - 4.6%
CBS Corp. ^ #			82,939			4,434,748
DISH Network Corp. - Class A * ^ #			86,353			5,579,267
Liberty Global PLC - Class C *			26,412			1,297,886
Liberty LiLAC Group *			1,320			56,166
Sirius XM Radio, Inc. * ^ #			564,758			2,236,442
Time Warner Cable, Inc. ^			1,621			308,006
						13,912,515
MINING - 0.1%
Alcoa, Inc.			37,364			368,787
						368,787
MISCELLANEOUS MANUFACTURING - 5.2%
General Electric Co. ^ #			166,900			4,356,090
Pall Corp. #			55,687			7,041,621
SPX Corp. ^ #			65,400			4,277,814
						15,675,525
OIL & GAS - 2.1%
Anadarko Petroleum Corp. ^ #			12,200			907,070
BG Group PLC - ADR			41,676			715,577
BP PLC - ADR ^			56,500			2,088,805
Hess Corp. ^ #			21,000			1,239,210
Noble Corp PLC ^			36,281			1,278,197
						6,228,859
OIL & GAS SERVICES - 1.3%
Baker Hughes, Inc. #			66,784			3,883,490

PACKAGING & CONTAINERS - 0.9%
Packaging Corp of America ^ #			12,800			906,112
Westrock Co. *			27,200			1,715,257
						2,621,369
PHARMACEUTICALS - 9.6%
Baxalta, Inc. * #			42,500			1,395,275
Hospira, Inc. * #			114,543			10,245,871
Mylan NV * ^ #			72,200			4,042,478
Perrigo Co. PLC ^			22,080			4,243,776
Pfizer, Inc. ^ #			142,864			5,151,676
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2015

Security			Shares			Value
PHARMACEUTICALS (Continued) - 9.6%
Receptos, Inc. * ^			11,400			$ 2,597,604
Zoetis, Inc. ^ #			29,000			1,420,420
						29,097,100
PIPELINES - 3.8%
Williams Cos., Inc. ^ #			104,200			5,468,416
Williams Partners LP ^ #			131,627			6,071,954
						11,540,370
REAL ESTATE - 0.0%
Cheung Kong Property Holdings Ltd. *			177			1,475

REITS- 7.3%
Blackstone Mortgage Trust, Inc. #			4,944			144,216
CYS Investments, Inc. #			9,500			73,720
Home Properties, Inc. #			33,191			2,446,177
Northstar Realty Finance Corp. #			374,138			5,986,208
Starwood Property Trust, Inc. #			247,078			5,376,417
Starwood Waypoint Residential Trust #			22,008			538,756
Ventas, Inc. ^ #			63,100			4,233,379
Wneeler Real Estate Investment Trust, Inc.			850,746			1,624,925
Winthrop Realty Trust #			102,617			1,527,967
						21,951,765
RETAIL - 1.2%
Dollar Tree, Inc. * #			1,464			114,243
McDonald's Corp. ^ #			34,200			3,415,212
						3,529,455
SAVING & LOANS - 2.0%
Hudson City Bancorp, Inc. #			599,000			6,175,690

SEMICONDUCTORS - 3.1%
Broadcom Corp. #			163,012			8,250,037
Micrel, Inc. #			83,337			1,162,551
						9,412,588
SOFTWARE - 3.0%
Dealertrack Technologies, Inc. *			34,490			2,140,794
Informatica Corp. * #			6,168			299,271
Microsoft Corp. ^ #			142,700			6,664,091
						9,104,156
TELECOMMUNICATIONS - 3.4%
American Movil SAB de CV - ADR ^			77,300			1,498,074
AT&T, Inc. ^			224,316			7,792,721
T-Mobile US, Inc. * ^ #			17,800			723,748
						10,014,543

TOTAL COMMON STOCK (Cost - $249,408,425)						237,700,712

RIGHTS - 0.0%
Leap Wireless International, Inc. *			4,071			16,793
Safeway Casa Ley CVR *			90,955			43,204
Safeway PDC, LLC CVR *			90,955			4,547
TOTAL RIGHTS (Cost - $103,119)						64,544

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2015

Security			Shares			Value
CLOSED-END FUNDS - 0.5%
Invesco Senior Income Trust #			240,801			$ 1,066,748
Western Asset High Income Opportunity			106,644			531,087
TOTAL CLOSED-END FUNDS (Cost - $1,899,511)						1,597,835
			Dividend
		Shares	Rate
PREFERRED STOCK - 5.0%
BANKS - 0.8%
Regions Financial Corp.		91,502	6.3750%			2,414,738

DIVERSIFIED FINANCIAL SERVICES - 1.6%
Kinder Morgan GP, Inc. - #		2,000	4.1286			1,832,625
SLM Corp. #		45,886	6.9700			2,209,870
SLM Corp. #		13,239	1.9406			731,322
						4,773,817
ELECTRIC - 0.1%
SCE Trust I #		6,239	5.6250			155,663

REAL ESTATE INVESTMENT TRUSTS - 2.5%
Equity CommonWealth #		150,000	7.2500			3,846,000
Northstar Realty Finance Corp. #		149,625	8.7500			3,878,280
						7,724,280

TOTAL PREFERRED STOCK (Cost - $14,978,821)						15,068,498
		Principal	Interest	Maturity
BONDS & NOTES - 7.9%		Amount	Rate	Date
BUILDING MATERIALS - 1.0%
Roofing Supply Group LLC		$ 2,777,000	10.0000%	6/1/2020		3,013,045

COMPUTERS - 1.1%
NCR Corp.		2,950,000	5.0000	7/15/2022		2,938,937
Sungard Data Systems, Inc.		352,000	7.6250	11/15/2020		370,480
						3,309,417
ELECTRIC - 1.9%
Energy Future - 144A ***		2,984,076	11.7500	3/1/2022		3,245,183
Energy Future Intermediate Holding Co LLC		2,526,182	4.2500 +	6/19/2016		2,540,404
						5,785,587
ENTERTAINMENT - 1.2%
Ameristar Casinos, Inc.		3,480,000	7.5000	4/15/2021		3,714,900

FOOD - 1.0%
US Foods, Inc. #		2,887,000	8.5000	6/30/2019		3,016,915

MACHINERY-DIVERSIFIED - 1.4%
Manitowoc Company, Inc. #		3,960,000	5.8750	10/15/2022		4,269,375

SEMICONDUCTORS - 0.3%
Freescale Semiconductor, Inc.		882,000	10.7500	8/1/2020		929,408

TOTAL BONDS & NOTES (Cost - $24,133,233)						24,038,647

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2015

Security				Contracts**		Value
PURCHASED CALL OPTIONS - 0.0%
Aetna, Inc., Expiration January 2016, Exercise Price $145.00				64		$ 4,992
Avago Techonolgies Ltd., Expiration January 2016, Exercise Price $175.00				49		8,330
TOTAL PURCHASED CALL OPTIONS (Cost - $31,022)						13,322

PURCHASED PUT OPTIONS - 1.0%
American Movil SAB de CV, Expiration August 2015, Exercise Price $18.00				173		2,595
American Movil SAB de CV, Expiration August 2015, Exercise Price $19.00				488		17,080
American International Group, Expiration August 2015, Exercise Price $52.50				1,331		6,655
Anadarko Petroleum Corp., Expiration August 2015, Exercise Price $75.00				268		55,476
Anadarko Petroleum Corp., Expiration August 2015, Exercise Price $80.00				123		64,944
Anadarko Petroleum Corp., Expiration October 2015, Exercise Price $70.00				153		31,518
Baxter International, Inc., Expiration August 2015, Exercise Price $60.00				118		3,894
Baxter International, Inc., Expiration August 2015, Exercise Price $65.00				136		1,088
Bayer AG, Expiration September 2015, Exercise Price EUR 100.00				34		336
Bayer AG, Expiration September 2015, Exercise Price EUR 120.00				155		13,962
BP PLC, Expiration October 2015, Exercise Price $37.00				447		77,778
CBS Corp., Expiration September 2015, Exercise Price $50.00				663		51,383
Charter Communications, Inc., Expiration January 2016, Exercise Price $210.00				52		162,240
Cigna Corp., Expiration August 2015, Exercise Price $140.00				45		4,860
Cigna Corp., Expiration August 2015, Exercise Price $145.00				78		25,350
Citigroup, Inc., Expiration September 2015, Exercise Price $49.00				265		3,048
Computer Sciences Corp., Expiration September 2015, Exercise Price $60.00				540		45,900
DISH Network Corp., Expiration September 2015, Exercise Price $60.00				551		58,406
DISH Network Corp., Expiration September 2015, Exercise Price $62.50				158		30,020
DOW Chemical Co., Expiration September 2015, Exercise Price $43.00				402		24,924
DOW Chemical Co., Expiration September 2015, Exercise Price $44.00				200		17,000
DOW Chemical Co., Expiration September 2015, Exercise Price $45.00				356		38,804
EBay, Inc., Expiration October 2015, Exercise Price $50.00				190		4,560
Edgewell Personal Care, Expiration August 2015, Exercise Price $115.00				184		9,200
Edgewell Personal Care, Expiration August 2015, Exercise Price $120.00				95		9,500
El Du Pont De Nemours & Co., Expiration October 2015, Exercise Price $52.50				43		4,279
General Electric Co., Expiration August 2015, Exercise Price $24.00				56		196
General Electric Co., Expiration September 2015, Exercise Price $24.00				1,443		14,430
General Motors Co., Expiration September 2015, Exercise Price $32.00				1,648		255,440
Hertz Global Holdings, Inc., Expiration September 2015, Exercise Price $16.00				643		57,870
Hertz Global Holdings, Inc., Expiration September 2015, Exercise Price $19.00				1,203		297,743
Hess Corp., Expiration August 2015, Exercise Price $57.50				158		17,222
Humana, Inc., Expiration August 2015, Exercise Price $175.00				55		12,100
Huntsman Corp., Expiration August 2015, Exercise Price $18.00				1,744		43,600
Huntsman Corp., Expiration August 2015, Exercise Price $19.00				660		37,950
International Paper Co., Expiration October 2015, Exercise Price $44.00				844		54,860
Johnson Controls, Inc., Expiration October 2015, Exercise Price $42.00				57		4,218
Johnson Controls, Inc., Expiration October 2015, Exercise Price $44.00				447		58,110
Johnson Controls, Inc., Expiration October 2015, Exercise Price $45.00				199		33,830
Manitowoc Co., Inc., Expiration September 2015, Exercise Price $17.00				618		35,535
Manitowoc Co., Inc., Expiration September 2015, Exercise Price $18.00				887		95,796
McDonald's Corp., Expiration September 2015, Exercise Price $85.00				294		2,352
Microsoft Corp., Expiration September 2015, Exercise Price $42.00				103		1,648
Microsoft Corp., Expiration October 2015, Exercise Price $42.00				1,038		34,254
Mylan NV, Expiration October 2015, Exercise Price $60.00				62		36,580
Mylan NV, Expiration October 2015, Exercise Price $65.00				405		388,800
Northstar Realty Finance Corp., Expiration August 2015, Exercise Price $16.00				1,996		127,744

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2015

Security				Contracts**		Value
PURCHASED PUT OPTIONS (Continued) - 1.0%
Northstar Realty Finance Corp., Expiration September 2015, Exercise Price $16.00				997		$ 69,790
Occidental Petroleum Corp., Expiration August 2015, Exercise Price $67.50				195		14,625
Olin Corp., Expiration August 2015, Exercise Price $25.00				182		47,320
Packaging Corp. of America, Expiration October 2015, Exercise Price $55.00				102		3,570
Partnerre Ltd., Expiration August 2015, Exercise Price $120.00				26		520
Perrigo Co. PLC, Expiration August 2015, Exercise Price $155.00				41		718
Perrigo Co. PLC, Expiration August 2015, Exercise Price $160.00				62		3,100
Perrigo Co. PLC, Expiration August 2015, Exercise Price $165.00				36		1,800
Procter & Gamble Co., Expiration August 2015, Exercise Price $70.00				119		595
Procter & Gamble Co., Expiration September 2015, Exercise Price $75.00				255		19,380
Westrock Co., Expiration August 2015, Exercise Price $55.00				114		1,368
Westrock Co., Expiration October 2015, Exercise Price $55.00				71		3,018
SPDR S&P 500 ETF Trust, Expiration August 2015, Exercise Price $198.00				129		2,580
SPDR S&P 500 ETF Trust, Expiration August 2015, Exercise Price $208.00				311		39,186
SPDR S&P 500 ETF Trust, Expiration August 2015, Exercise Price $210.00				250		45,250
SPDR S&P 500 ETF Trust, Expiration September 2015, Exercise Price $207.00				155		42,780
SPDR S&P 500 ETF Trust, Expiration September 2015, Exercise Price $210.00				232		87,232
SPDR S&P 500 ETF Trust, Expiration September 2015, Exercise Price $189.00				466		26,562
SPDR S&P 500 ETF Trust, Expiration September 2015, Exercise Price $207.00				517		168,025
SPDR S&P 500 ETF Trust, Expiration October 2015, Exercise Price $205.00				78		27,378
SPX Corp., Expiration September 2015, Exercise Price $60.00				441		41,895
T-Mobile US, Inc., Expiration August 2015, Exercise Price $25.00				365		3,285
T-Mobile US, Inc., Expiration August 2015, Exercise Price $26.00				370		4,810
T-Mobile US, Inc., Expiration August 2015, Exercise Price $34.00				342		8,550
T-Mobile US, Inc., Expiration September 2015, Exercise Price $33.00				666		11,322
Ventas, Inc., Expiration August 2015, Exercise Price $55.00				108		2,700
Ventas, Inc., Expiration August 2015, Exercise Price $55.00				496		4,960
Vivendi SA., Expiration August 2015, Exercise Price EUR 19.00				104		114
W.R. Grace & Co., Expiration September 2015, Exercise Price $90.00				58		2,030
W.R. Grace & Co., Expiration September 2015, Exercise Price $92.50				386		17,370
Yahoo, Inc., Expiration August 2015, Exercise Price $37.00				187		34,408
Yahoo, Inc., Expiration October 2015, Exercise Price $37.00				148		20,274
Zoetis, Inc., Expiration October 2015, Exercise Price $42.00				276		12,420
TOTAL PURCHASED PUT OPTIONS (Cost - $3,039,946)						3,144,013

SHORT-TERM INVESTMENT - 11.2%				Interest
MONEY MARKET FUND - 11.2%		Shares		Rate
First American Government Obligations Fund		33,827,229		0.01%+		33,827,229
TOTAL SHORT-TERM INVESTMENT (Cost - $33,827,229)

TOTAL INVESTMENTS - 104.1% (Cost - $327,420,306)						$ 315,454,800
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.1) %						(12,731,889)
NET ASSETS - 100.0%						$ 302,722,911

* Non-Income producing security.
** Each Purchased Option contract allows the Fund to sell 100 shares of the underlying security at the exercise price.
*** Issuer in default on interest payments, non-interest producing security.
REITS - Real Estate Investment Trusts
ADR- American Depositary Receipt.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2015

+ Variable rate security. Interest rate is as of July 31, 2015.
^ Subject to call option written.
++ Each Written Call/Put Option contract allows the holder to purchase/sell 100 shares of the underlying security from/to the Fund at the stated exercise price.
# All or a portion of the security is segregated as collateral for securities sold short and/or options purchased/written at July 31, 2015. Total collateral had a value of $197,018,570 at July 31, 2015.
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $328,040,991 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:
					Unrealized Appreciation	$ 10,860,428
					Unrealized Depreciation	(23,446,552)
					Net Unrealized Depreciation	$ (12,586,124)

Security				Contracts ++		Value
WRITTEN CALL OPTIONS - (2.5) %
Aetna, Inc., Expiration January 2016, Exercise Price $100.00				64		$ 105,600
Altera Corp., Expiration September 2015, Exercise Price $50.00				39		2,808
American Movil SAB de CV, Expiration August 2015, Exercise Price $20.00				165		3,300
American Movil SAB de CV, Expiration August 2015, Exercise Price $21.00				557		3,342
American International Group, Inc., Expiration August 2015, Exercise Price $55.00				49		46,795
American International Group, Inc., Expiration August 2015, Exercise Price $57.50				1,701		1,173,690
Anadarko Petroleum Corp., Expiration August 2015, Exercise Price $85.00				154		3,080
Anadarko Petroleum Corp., Expiration August 2015, Exercise Price $90.00				308		3,696
Anadarko Petroleum Corp., Expiration October 2015, Exercise Price $75.00				180		63,000
AT&T, Inc., Expiration September 2015, Exercise Price $34.00				439		52,680
Baxter International, Inc., Expiration August 2015, Exercise Price $70.00				425		135,150
Bayer AG, Expiration September 2015, Exercise Price EUR 120.00				42		69,851
Bayer AG, Expiration September 2015, Exercise Price EUR 130.00				172		134,527
BP PLC, Expiration October 2015, Exercise Price $40.00				565		16,950
CBS Corp., Expiration September 2015, Exercise Price $55.00				414		53,820
CBS Corp., Expiration September 2015, Exercise Price $57.50				415		27,183
Charter Communications, Inc., Expiration January 2016, Exercise Price $210.00				52		25,740
Cigna Corp., Expiration August 2015, Exercise Price $155.00				56		1,848
Cigna Corp., Expiration August 2015, Exercise Price $160.00				186		1,488
Citigroup, Inc., Expiration September 2015, Exercise Price $55.00				402		166,830
Citigroup, Inc., Expiration October 2015, Exercise Price $55.00				403		182,559
Computer Sciences Corp., Expiration September 2015, Exercise Price $65.00				755		196,300
Computer Sciences Corp., Expiration September 2015, Exercise Price $67.50				90		15,300
DISH Network Corp., Expiration September 2015, Exercise Price $67.50				488		84,180
DISH Network Corp., Expiration September 2015, Exercise Price $70.00				375		39,750
Dow Chemical Co., Expiration September 2015, Exercise Price $49.00				868		89,404
Dow Chemical Co., Expiration September 2015, Exercise Price $50.00				340		23,800
EBay, Inc., Expiration October 2015, Exercise Price $57.50				254		258,445
Edgewell Personal Care Co., Expiration August 2015, Exercise Price $130.00				308		195,580
EI Du Pont de Nemours & Co., October 2015, Exercise Price $57.50				48		5,280
Energizer Holdings, Inc., August 2015, Exercise Price $125.00				46		46,460

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2015

Security				Contracts ++		Value
WRITTEN CALL OPTIONS (Continued) - (2.5) %
Equinix, Inc., Expiration September 2015, Exercise Price $250.00				39		$ 116,805
General Electric Co., Expiration August 2015, Exercise Price $26.00				66		2,904
General Electric Co., Expiration September 2015, Exercise Price $27.00				1,603		32,060
General Motors Co., Expiration September 2015, Exercise Price $27.00				2,060		22,660
Haliburton Co., Expiration October 2015, Exercise Price $42.00				49		10,780
Health Net, Inc., Expiration October 2015, Exercise Price $62.50				93		52,080
Health Net, Inc., Expiration October 2015, Exercise Price $65.00				180		71,100
Hertz Global Holdings, Inc., Expiration September 2015, Exercise Price $19.00				286		15,444
Hertz Global Holdings, Inc., Expiration September 2015, Exercise Price $21.00				1,760		33,440
Hertz Global Holdings, Inc., Expiration October 2015, Exercise Price $20.00				721		36,050
Hess Corp., Expiration August 2015, Exercise Price $65.00				210		4,200
Humana, Inc., Expiration August 2015, Exercise Price $185.00				61		12,810
Humana, Inc., Expiration November 2015, Exercise Price $180.00				76		79,800
Huntsman Corp., Expiration August 2015, Exercise Price $22.00				2,426		12,130
Huntsman Corp., Expiration August 2015, Exercise Price $23.00				51		255
International Paper Co., Expiration October 2015, Exercise Price $49.00				1,055		126,600
Johnson Controls, Inc., Expiration October 2015, Exercise Price $45.00				67		13,400
Johnson Controls, Inc., Expiration October 2015, Exercise Price $48.00				156		12,480
Johnson Controls, Inc., Expiration October 2015, Exercise Price $49.00				249		13,695
Johnson Controls, Inc., Expiration October 2015, Exercise Price $52.50				485		7,275
Manitowoc Co. Inc., Expiration September 2015, Exercise Price $19.00				897		31,395
Manitowoc Co. Inc., Expiration September 2015, Exercise Price $20.00				1,183		20,111
McDonald's Corp., Expiration September 2015, Exercise Price $95.00				368		195,040
Microsoft Corp., Expiration September 2015, Exercise Price $45.00				129		27,735
Microsoft Corp., Expiration October 2015, Exercise Price $45.00				1,298		325,798
Mylan NV, Expiration September 2015, Exercise Price $62.50				70		4,550
Mylan NV, Expiration October 2015, Exercise Price $67.50				62		2,728
Mylan NV, Expiration October 2015, Exercise Price $72.50				574		15,498
Noble Energy, Inc., Expiration August 2015, Exercise Price $40.00				363		7,260
Occidental Petroleum Corp., Expiration August 2015, Exercise Price $75.00				244		6,100
Olin Corp., Expiration August 2015, Exercise Price $30.00				227		908
Orbitz Worldwide, Inc., Expiration August 2015, Exercise Price $12.00				997		3,988
Packaging Corp of America, Expiration October 2015, Exercise Price $62.50				128		113,280
Partnerre Ltd., Expiration August 2015, Exercise Price $130.00				35		21,700
Partnerre Ltd., Expiration August 2015, Exercise Price $140.00				32		2,400
Partnerre Ltd., Expiration November 2015, Exercise Price $140.00				59		7,965
Perrigo Co. PLC, Expiration August 2015, Exercise Price $170.00				100		233,000
Perrigo Co. PLC, Expiration August 2015, Exercise Price $175.00				28		52,220
Perrigo Co. PLC, Expiration August 2015, Exercise Price $180.00				24		34,080
Perrigo Co. PLC, Expiration August 2015, Exercise Price $185.00				68		67,048
Pfizer, Inc., Expiration August 2015, Exercise Price $34.00				206		46,350
Pfizer, Inc., Expiration September 2015, Exercise Price $34.00				1,222		257,842
Procter & Gamble Co., Expiration September 2015, Exercise Price $80.00				284		8,520
Receptos, Inc., Expiration September 2015, Exercise Price $240.00				114		10,260
Westrock Co., Expiration August 2015, Exercise Price $60.00				184		61,640
Westrock Co., Expiration October 2015, Exercise Price $65.00				88		12,760

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2015

Security				Contracts ++		Value
WRITTEN CALL OPTIONS (Continued) - (2.5) %
Royal Dutch Shell PLC, Expiration December 2015, Exercise Price GBP 19.00				8		$ 5,560
Royal Dutch Shell PLC, Expiration December 2015, Exercise Price GBP 20.00				7		2,132
Sirius XM Holdings, Inc., Expiration September 2015, Exercise Price $4.00				3,479		38,269
SPX Corp., Expiration September 2015, Exercise Price $65.00				654		189,660
Thoratec Corp., Expiration September 2015, Exercise Price $65.00				182		17,290
Time Warner Cable, Inc., Expiration October 2015, Exercise Price $175.00				33		61,380
T-Mobile US, Inc., Expiration August 2015, Exercise Price $38.00				228		67,944
T-Mobile US, Inc., Expiration August 2015, Exercise Price $37.00				228		80,940
T-Mobile US, Inc., Expiration August 2015, Exercise Price $37.00				740		310,800
Ventas, Inc., Expiration August 2015, Exercise Price $65.00				135		32,400
Ventas, Inc., Expiration August 2015, Exercise Price $70.00				496		10,912
Vivendi SA., Expiration August 2015, Exercise Price EUR 21.50				130		35,416
Vivendi SA., Expiration August 2015, Exercise Price EUR 22.00				450		98,865
W.R. Grace & Co., Expiration September 2015, Exercise Price $97.50				72		36,360
W.R. Grace & Co., Expiration September 2015, Exercise Price $100.00				515		164,800
Williams Cos, Inc., Expiration August 2015, Exercise Price $48.00				377		203,957
Williams Cos, Inc., Expiration August 2015, Exercise Price $50.00				394		131,990
Williams Cos, Inc., Expiration November 2015, Exercise Price $48.00				271		186,313
Williams Partners LP, Expiration August 2015, Exercise Price $50.00				62		2,480
Williams Partners LP, Expiration September 2015, Exercise Price $50.00				345		28,980
Yahoo! Inc., Expiration August 2015, Exercise Price $40.00				148		3,700
Yahoo! Inc., Expiration October 2015, Exercise Price $41.00				234		13,336
Zoetis, Inc., Expiration October 2015, Exercise Price $46.00				290		129,050
WRITTEN CALL OPTIONS - (Premiums Received - $10,763,061)						7,327,114

WRITTEN PUT OPTIONS - (0.1) %
SPDR S&P 500 ETF Trust, Expiration August 2015, Exercise Price $202.00				207		9,315
SPDR S&P 500 ETF Trust, Expiration August 2015, Exercise Price $204.00				947		53,979
SPDR S&P 500 ETF Trust, Expiration September 2015, Exercise Price $198.00				983		144,501
SPDR S&P 500 ETF Trust, Expiration October 2015, Exercise Price $190.00				78		8,346
TOTAL WRITTEN PUT OPTIONS - (Premiums Received - $541,200)						216,141

Security				Shares
SECURITIES SOLD SHORT * - (15.9) %
ACE Ltd.				14,389		1,565,092
Alcoa, Inc.				37,366		368,802
Alibaba Group Holding Ltd. - ADR				64,135		5,024,336
American Airlines Group, Inc.				5,300		212,530
ARRIS Group, Inc.				10,594		327,566
AT&T, Inc.				276,355		9,600,573
Avago Technologies Ltd.				30,618		3,831,537
Charter Communications, Inc.				16,134		2,998,665
Equinix. Inc.				3,287		916,777
Halliburton Co.				69,870		2,919,867
Liberty Global PLC				26,389		1,384,367
Liberty Global PLC				1,319		56,420
M&T Bank Corp.				50,255		6,590,943

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2015

Security				Shares		Value
SECURITIES SOLD SHORT * - (15.9) %
Microchip Technology, Inc.				27,168		$ 1,163,877
Royal Dutch Shell PLC - ADR				9,283		539,807
T-Mobile US, Inc.				2,556		103,927
Time Warner Cable, Inc.				6,221		1,182,052
Vodafone Group PLC - ADR				46,500		1,756,770
TOTAL SECURITIES SOLD SHORT - (Proceeds - $39,341,184)						40,543,908

						Unrealized
LONG EQUITY SWAP CONTRACTS - 0. 6%						Appreciation/ (Depreciation)
Alcatel-Lucent Equity Swap, Bank of America - July 24, 2016						$ 109,743
to receive total return of Alcatel-Lucent less USD- 3 Month LIBOR plus 0.53%
(NOTIONAL AMOUNT $3,158,181)

Altera Corp. Equity Swap, Bank of America - July 7, 2016						(226,085)
to receive total return of Altera Corp. Group less USD- 3 Month LIBOR plus 0.53%
(NOTIONAL AMOUNT $6,784,069)

American International Group Equity Swap, JP Morgan - April 14, 2016						1,250,529
to receive total return of American International Group less USD- 3 Month LIBOR plus 0.53%
(NOTIONAL AMOUNT $9,039,555)

Anadarko Petroleum Corp. Equity Swap, JP Morgan - December 16, 2015						(49,780)
to receive total return of Anadarko Petroleum Corp. less USD- 3 Month LIBOR plus 1.03%
(NOTIONAL AMOUNT $3,913,000)

Apollo Residential Mortgage Equity Swap, JP Morgan - May 19, 2015						(101,070)
to receive total return of Apollo Residential Mortgage less USD- 3 Month LIBOR plus 0.66%
(NOTIONAL AMOUNT $1,223,632)

Apollo Residential Mortgage Equity Swap, JP Morgan - April 27, 2016						(70,622)
to receive total return of Apollo Residential Mortgage less USD- 3 Month LIBOR plus 0.66%
(NOTIONAL AMOUNT $787,881)

Bayer AG Equity Swap, JP Morgan - September 19, 2015						23,274
to receive total return of Bayer AG less USD- 3 Month LIBOR plus 0.53%
(NOTIONAL AMOUNT $2,997,883)

BG Group PLC Equity Swap, JP Morgan - April 10, 2016						(110,895)
to receive total return of BG Group PLC less USD- 3 Month LIBOR plus 1.03%
(NOTIONAL AMOUNT $6,939,407)

BG Group PLC Equity Swap, Bank of America - July 24, 2016						1,233
to receive total return of BG Group PLC less USD- 3 Month LIBOR plus 1.03%
(NOTIONAL AMOUNT $51,564)

CSR PLC Equity Swap, JP Morgan - October 20, 2015						154,712
to receive total return of CSR PLC less USD- 3 Month LIBOR plus 0.53%
(NOTIONAL AMOUNT $2,432,324)

CSR PLC Equity Swap, JP Morgan - October 30, 2015						14,371
to receive total return of CSR PLC less USD- 3 Month LIBOR plus 0.53%
(NOTIONAL AMOUNT $322,346)
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2015
						Unrealized
LONG EQUITY SWAP CONTRACTS (Continued) - 0.6%						Appreciation/ (Depreciation)
CYS Investments, Inc. Equity Swap, JP Morgan - May 6, 2016						$ (309,645)
to receive total return of CYS Investments, Inc. less USD- 3 Month LIBOR plus 0.53%
(NOTIONAL AMOUNT $2,421,547)

Dow Chemical Co. Equity Swap, JP Morgan - February 6, 2016						8,367
to receive total return of Dow Chemical Co less USD- 3 Month LIBOR plus 0.53%
(NOTIONAL AMOUNT $2,921,247)

E. ON SE Equity Swap, JP Morgan - December 16, 2015						(51,129)
to receive total return of E. ON SE less USD- 3 Month LIBOR plus 1.03%
(NOTIONAL AMOUNT $235,423)

Eaton Vance Floating Rate, Inc. Equity Swap, JP Morgan - January 4, 2016						64,509
to receive total return of Eaton Vance Floating Rate, Inc. less USD- 3 Month LIBOR plus 1.03%
(NOTIONAL AMOUNT $3,301,149)

Equity Commonwealth Equity Swap, JP Morgan - March 16, 2016						32,651
to receive total return of Equity Commonwealth less USD- 3 Month LIBOR plus 1.03%
(NOTIONAL AMOUNT $2,275,461)

First Trust Four Corners Senior Floating Rate Equity Swap, JP Morgan - October 4, 2016						32,882
to receive total return of First Trust Four Corners Senior Floating Rate less USD- 3 Month LIBOR plus 1.03%
(NOTIONAL AMOUNT $1,104,335)

First Trust MLP & Energy Income Fund Equity Swap, JP Morgan - December 31, 2015						(31,819)
to receive total return of First Trust MLP & Energy Income Fund less USD- 3 Month LIBOR plus 1.03%
(NOTIONAL AMOUNT $188,514)

General Motors Co. Equity Swap, JP Morgan - December 11, 2015						(240,087)
to receive total return of General Motors Co. less USD- 3 Month LIBOR plus 0.53%
(NOTIONAL AMOUNT $5,945,172)

HCC Insurance Holdings, Inc. Equity Swap, JP Morgan - June 12, 2016						(939)
to receive total return of HCC Insurance Holdings, Inc. less USD- 3 Month LIBOR plus 0.53%
(NOTIONAL AMOUNT $2,447,132)

Huntsman Corp. Equity Swap, JP Morgan - April 14, 2016						(828,176)
to receive total return of Huntsman Corp. less USD- 3 Month LIBOR plus 0.53%
(NOTIONAL AMOUNT $5,640,420)

Illnet Ltd. Equity Swap, JP Morgan - May 25, 2016						(133,337)
to receive total return of Illnet Ltd. less USD- 3 Month LIBOR plus 0.53%
(NOTIONAL AMOUNT $1,224,596)

Nuveen Energy MLP Total Return Fund Equity Swap, JP Morgan - January 15, 2016						(272,724)
to receive total return of Nuveen Energy MLP Total Return Fund less USD- 3 Month LIBOR plus 1.03%
(NOTIONAL AMOUNT $1,265,249)

Occidental Petroleum Corp. Equity Swap, JP Morgan - December 1, 2015						(359,088)
to receive total return of Occidental Petroleum Corp. less USD- 3 Month LIBOR plus 0.53%
(NOTIONAL AMOUNT $2,063,447)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2015
						Unrealized
LONG EQUITY SWAP CONTRACTS (Continued) - 0.6%						Appreciation/ (Depreciation)
Omnicare, Inc. Equity Swap, JP Morgan - July 6, 2016						$ 128,123
to receive total return of Omnicare, Inc. less USD- 3 Month LIBOR plus 0.53%
(NOTIONAL AMOUNT $4,873,304)

Pace PLC Equity Swap, Bank of America - April 28, 2016						(231,706)
to receive total return of Pace PLC less USD- 3 Month LIBOR plus 0.53%
(NOTIONAL AMOUNT $1,923,196)

Pace PLC Equity Swap, JP Morgan - May 21, 2016						(43,156)
to receive total return of Pace PLC less USD- 3 Month LIBOR plus 0.53%
(NOTIONAL AMOUNT $530,572)

Pirelli & C. SpA Equity Swap, JP Morgan - April 17, 2016						(10,030)
to receive total return of Pirelli & C. SpA less USD- 3 Month LIBOR plus 0.53%
(NOTIONAL AMOUNT $2,284,110)

Polypore International, Inc. Equity Swap, JP Morgan - June 15, 2016						537
to receive total return of Polypore International, Inc. less USD- 3 Month LIBOR plus 0.53%
(NOTIONAL AMOUNT $5,802,817)

SAI Global Ltd. Equity Swap, JP Morgan - June 3, 2015						1,355
to receive total return of SAI Global Ltd. less USD- 3 Month LIBOR plus 0.53%
(NOTIONAL AMOUNT $332,940)

Sirius XM Radio, Inc. Equity Swap, JP Morgan - January 9, 2016						808
to receive total return of Sirius XM Radio, Inc. less USD- 3 Month LIBOR plus 0.53%
(NOTIONAL AMOUNT $4,452)

T-Mobile US, Inc. Equity Swap, JP Morgan - May 1, 2016						763,110
to receive total return of T-Mobile US, Inc. less USD- 3 Month LIBOR plus 0.00%
(NOTIONAL AMOUNT $3,889,905)

Time Warner Cable, Inc. Equity Swap, JP Morgan - March 17, 2016						1,583,211
to receive total return of Time Warner Cable, Inc. less USD- 3 Month LIBOR plus 0.00%
(NOTIONAL AMOUNT $7,455,588)

Telecity Group PLC Equity Swap, Bank of America - June 4, 2016						107,420
to receive total return of Telecity Group PLC less USD- 3 Month LIBOR plus 0.00%
(NOTIONAL AMOUNT $3,715,027)

Vivendi Equity Swap, JP Morgan - July 1, 2016						46,129
to receive total return of Vivendi less USD- 3 Month LIBOR plus 0.63%
(NOTIONAL AMOUNT $1,478,099)

Vodafone Group PLC Equity Swap, JP Morgan - February 24, 2016						117,808
to receive total return of Vodafone Group PLC less USD- 3 Month LIBOR plus 0.53%
(NOTIONAL AMOUNT $1,637,941)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2015
						Unrealized
LONG EQUITY SWAP CONTRACTS (Continued) - 0.6%						Appreciation/ (Depreciation)
Voya Prime Rate Equity Swap, JP Morgan - December 28, 2015						$ 11,716
to receive total return of Voya Prime Rate less USD- 3 Month LIBOR plus 0.53%
(NOTIONAL AMOUNT $1,133,951)

AT&T, Inc. Equity Swap, JP Morgan - July 27, 2016						452,938
to pay total return of AT&T, Inc. less USD- 3 Month LIBOR plus 0.37%
(NOTIONAL AMOUNT $3,785,158)

TOTAL LONG EQUITY SWAP CONTRACTS						1,835,138

SHORT EQUITY SWAP CONTRACTS - 0. 2%
Arris Group, Inc. Equity Swap, JP Morgan - April 29, 2016						142,573
to pay total return of Arris Group, Inc. less USD- 3 Month LIBOR plus 0.12%
(NOTIONAL AMOUNT $1,316,129)

Arris Group, Inc. Equity Swap, Bank of America - May 22, 2016						19,307
to pay total return of Arris Group, Inc. less USD- 3 Month LIBOR plus 0.12%
(NOTIONAL AMOUNT $242,427)

Holcim Ltd. Equity Swap, JP Morgan - February 26, 2016						506
to pay total return of Holcim Ltd. less USD- 3 Month LIBOR plus 0.37%
(NOTIONAL AMOUNT $3,233)

Nokia OYJ Equity Swap, Bank of America - July 24, 2016						(131,163)
to pay total return of Nokia OYJ less USD- 3 Month LIBOR plus 0.17%
(NOTIONAL AMOUNT $3,306,263)

Royal Dutch Shell PLC Equity Swap, JP Morgan - April 10, 2016						183,919
to pay total return of Royal Dutch Shell PLC less USD- 3 Month LIBOR plus 0.17%
(NOTIONAL AMOUNT $4,922,563)

Royal Dutch Shell PLC Equity Swap, Bank of America - July 24, 2016						(842)
to pay total return of Royal Dutch Shell PLC less USD- 3 Month LIBOR plus 0.17%
(NOTIONAL AMOUNT $39,222)

TPG Telecom Ltd. Equity Swap, JP Morgan - July 27, 2016						(19,030)
to pay total return of TPG Telecom Ltd. less USD- 3 Month LIBOR plus 0.17%
(NOTIONAL AMOUNT $577,498)
TOTAL SHORT EQUITY SWAP CONTRACTS						195,270

TOTAL EQUITY SWAP CONTRACTS						$ 2,030,408

As of July 31, 2015, the following Forward Currency Exchange contracts were open:

Forward Currency Contracts
						Unrealized
	Settlement		Local Currency	U.S. Dollar		Appreciation/
Foreign Currency	Date	Counterparty	Amount Purchased	Market Value		(Depreciation)
To Buy:
Australian Dollar	10/21/2015	JP Morgan	788,876	576,328		1,716
Euro	8/17/2015	JP Morgan	4,287,374	4,731,845		(27,012)
						$ (25,296)
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2015
						Unrealized
	Settlement		Local Currency	U.S. Dollar		Appreciation/
Foreign Currency	Date	Counterparty	Amount Sold	Market Value		(Depreciation)
To Sell:
Australian Dollar	8/26/2015	JP Morgan	459,094	336,340		22,389
Australian Dollar	10/21/2015	JP Morgan	1,518,365	1,109,271		78,874
British Pound	10/22/2015	JP Morgan	1,877,796	2,928,905		(17,438)
British Pound	12/4/2015	JP Morgan	508,341	792,700		(12,738)
British Pound	3/23/2016	JP Morgan	1,709,132	2,663,945		(72,684)
British Pound	4/21/2016	JP Morgan	1,280,648	1,995,900		(14,911)
Euro	8/17/2015	JP Morgan	4,287,374	4,731,845		(172,094)
Euro	8/25/2015	JP Morgan	223,984	247,233		(1,465)
Euro	9/15/2015	JP Morgan	1,341,447	1,481,149		3,003
Euro	9/29/2015	JP Morgan	2,623,000	2,896,778		10,135
Euro	1/20/2016	JP Morgan	2,108,379	2,333,451		(9,004)
						$ (185,933)

Total unrealized loss on forward foreign currency contracts						$ (211,229)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund
July 31, 2015
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
BANK LOANS - 90.4%
CONSUMER DISCRETIONARY - 27.4%
Acosta, Inc.	$ 241,835	4.2500%	9/26/2021	$ 242,036
Advantage Sales & Marketing, Inc.	349,982	4.2500	7/23/2021	348,724
Advantage Sales & Marketing, Inc.	195,000	7.5000	7/25/2022	194,074
Allison Transmission, Inc.	588,306	3.5000	8/23/2019	591,245
Alpha Topco Ltd.	410,000	4.7500	7/30/2021	409,873
Aristocrat Technologies, Inc.	381,000	4.7500	10/20/2021	383,804
Borgata	130,078	6.5000	8/15/2018	131,850
Boyd Gaming Corp.	519,094	4.0000	8/14/2020	522,066
Brickman Group Holdings, Inc.	249,000	7.5000	12/17/2021	249,623
Caesars Entertainment Operating Co, Inc.	203,234	10.0000	3/1/2017	178,521
Caesars Entertainment Operating Co, Inc.	137,310	13.0000	1/28/2018	118,636
Caesars Entertainment Resort Properties, Inc.	274,954	7.0000	10/11/2020	258,571
Caesars Growth Properties Holdings, LLC	253,440	6.2500	5/7/2021	213,396
CBAC Borrower, LLC	100,000	8.2500	7/2/2020	92,875
CDS U.S. Intermediate Holdings	176,000	6.2500	7/8/2022	177,485
Cequel Communications, LLC	329,827	3.5000	2/14/2019	329,449
Charter Communications Operations LLC	329,332	3.0000	7/1/2020	328,692
Charter Communications Operations LLC	138,000	0.0000	7/23/2021	138,210
Charter Communications Operations LLC	708,000	0.0000	1/23/2023	710,545
Chrysler Group LLC	221,538	3.5000	5/24/2017	221,801
CityCenter Holdings, LLC	375,000	4.2500	10/16/2020	376,562
CS Intermediate Holdco 2 LLC	412,780	4.0000	4/5/2021	413,810
CSC Holdings, LLC	728,727	2.6896	4/17/2020	726,829
Cumulus Media Holdings, Inc.	382,537	4.2500	12/23/2020	355,759
Eldorado Resorts, Inc.	130,000	4.2500	7/23/2022	130,528
FCA US LLC	576,573	3.2500	12/31/2018	576,729
FCA US LLC	1,495,000	6.9396	1/30/2019	1,378,771
Federal Mogul Corp.	295,500	4.7500	4/15/2021	292,863
General Nutrition Centers, Inc.	271,601	3.2500	3/4/2019	270,415
Golden Nugget, Inc.	156,934	5.5000	11/21/2019	158,749
Golden Nugget, Inc.	67,258	5.5000	11/21/2019	68,035
Hilton Hotels Corp.	1,349,810	3.5000	10/26/2020	1,353,907
Infiltrator Systems	79,000	5.2500	5/27/2022	79,527
Intelsat Jackson Holdings	800,000	3.7500	6/28/2019	792,252
Jarden	50,000	2.9400	9/30/2020	50,194
Jarden	348,000	2.9400	7/29/2022	348,110
KAR Auction Services, Inc.	313,149	3.5000	3/11/2021	314,010
Key Safety Systems, Inc.	344,398	4.7500	8/27/2021	345,258
Laureate Education, Inc.	378,851	5.0000	6/15/2018	354,582
Leslie's Poolmart, Inc.	399,004	4.2500	10/16/2019	399,852
Libbey Glass, Inc.	398,975	3.7500	4/9/2021	400,222
Life Time Fitness	308,000	4.2500	6/10/2022	307,857
Mediacom Broadband, LLC	301,734	3.2500	1/29/2021	301,105
Mediacom Broadband, LLC	62,685	3.7500	6/30/2021	62,813
Mediacom Broadband, LLC	156,815	3.7500	6/30/2021	156,913
MGM Results International	1,096,622	3.5000	12/20/2019	1,094,017
Michaels Stores, Inc.	535,628	3.7500	1/28/2020	537,238
Mohegan Tribal Gaming Authority	242,411	5.5000	11/19/2019	241,568
MPG Holdco I, Inc.	296,183	3.7500	10/20/2021	296,922
Numericable	115,972	4.5000	5/21/2020	116,400
Numericable	98,151	4.5000	5/21/2020	98,513
Penn National Gaming, Inc.	409,813	3.2500	10/30/2020	410,376
Petsmart, Inc.	546,000	4.2500	3/11/2022	548,675

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
July 31, 2015
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
CONSUMER DISCRETIONARY (Continued) - 27.4%
Pinnacle Entertainment, Inc.	$ 184,413	3.7500%	8/13/2020	$ 184,759
Scientific Games International, Inc.	686,910	6.0000	10/1/2021	690,726
Servicemaster Co.	587,065	4.2500	7/1/2021	589,225
Shingle Springs Tribal Gaming Authority	144,187	6.2500	8/29/2019	145,268
Sinclair Television Group, Inc.	375,000	3.5000	7/30/2021	375,705
Six Flags	149,000	3.5000	6/30/2022	149,815
SRAM, LLC	286,004	4.0000	4/10/2020	283,859
Staples, Inc.	258,000	3.7500	4/23/2021	258,350
Station Casinos LLC	257,168	4.2500	3/2/2020	258,086
TI Group Automotive	32,000	4.5000	6/30/2022	32,240
Transtar Holding Co.	34,434	5.7500	10/9/2018	34,391
Tribune Co.	456,953	3.7500	12/24/2020	458,310
TWCC Holding Corp.	227,648	5.7500	2/11/2020	225,656
TWCC Holding Corp.	270,000	7.0000	6/26/2020	253,125
Univision Communications, Inc.	264,775	4.0000	2/28/2020	264,885
Univision Communications, Inc.	1,341,787	4.0000	3/1/2020	1,342,485
US Farathane LLC	160,875	6.7500	12/23/2021	163,087
Virgin Media Investment Holdings Ltd.	445,962	3.5000	6/30/2023	445,032
Ziggo NV	154,941	3.5000	1/15/2022	154,324
Ziggo NV	99,847	3.5000	1/15/2022	99,449
Ziggo NV	164,212	3.5000	1/15/2022	163,559
				25,773,173
CONSUMER STAPLES - 4.8%
Albertsons, Inc.	280,298	5.5000	8/25/2021	281,598
Aramark Corp.	806,810	3.2500	2/24/2021	807,617
Charger Opco BV	73,000	4.2500	7/23/2021	72,635
Del Monte Foods Co.	261,688	5.5000	2/18/2021	255,145
Dole Foods, Inc.	568,748	4.5000	11/1/2018	571,236
Hostess	321,000	4.5000	7/30/2022	322,404
Hostess Brands LLC	83,000	8.5000	7/16/2023	83,467
New HB Acquisiton, LLC	199,375	6.7500	4/9/2020	202,864
Pinnacle Foods Finance LLC	906,658	3.0000	4/29/2020	906,445
Prestige Brands, Inc.	463,833	3.5000	9/3/2021	465,202
Reynolds Group	445,367	4.5000	11/30/2018	448,542
Spectrum Brands, Inc.	92,690	3.7500	6/23/2022	93,189
				4,510,344
ENERGY - 2.5%
Arch Coal, Inc.	301,895	6.2500	5/16/2018	173,674
Chelsea Petroleum	203,000	0.0000	7/22/2022	203,000
Chief Exploration and Development LLC	172,000	7.5000	5/12/2021	159,244
Drillships Financing Holding, Inc.	142,456	6.0000	3/31/2021	111,116
Drillships Financing Holding, Inc.	111,160	5.5000	7/26/2021	91,568
Expro Finance Luxembourg	116,415	5.7500	9/2/2021	102,118
Fieldwood Energy LLC	97,327	3.8750	9/28/2018	89,511
Fieldwood Energy LLC	215,850	8.3750	9/30/2020	119,190
Frac Tech International LLC	49,200	5.7500	4/16/2021	34,809
Jonah Energy, LLC	243,000	7.5000	5/12/2021	221,130
MEG Energy Corp.	278,557	3.7500	3/31/2020	272,290
Paragon Offshore Finance Co.	175,140	3.7500	7/16/2021	115,118
Seadrill Ltd.	641,230	4.0000	2/21/2021	481,859
Templar Energy, LLC	205,000	8.5000	11/25/2020	128,931
TGGT Holdings, LLC	69,636	7.5000	11/15/2018	68,242
				2,371,800

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
July 31, 2015
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
FINANCIALS - 5.4%
Asurion, LLC	$ 32,000	8.5000%	2/19/2021	$ 32,280
Asurion, LLC	172,538	5.0000	5/24/2019	172,753
Asurion, LLC	110,312	4.2500	7/8/2020	110,139
Asurion, LLC	192,000	5.0000	7/29/2022	192,150
Capital Automotive LP	115,598	4.0000	4/10/2019	116,339
Capital Automotive LP	197,005	6.0000	4/30/2020	200,576
Clipper Acquisitions Corp.	295,500	3.0000	2/6/2020	294,023
Delos Aircraft, Inc.	381,000	3.5000	3/6/2021	382,073
National Financial Partners Corp.	281,657	4.5000	7/1/2020	281,939
Realogy Group LLC	1,029,906	3.7500	3/5/2020	1,033,340
RPI Finance Trust	299,248	3.5000	11/9/2020	300,119
Starwood Property Trust, Inc.	480,201	3.5000	4/17/2020	479,199
Trans Union LLC	899,166	3.7500	4/9/2021	895,796
Walter Investment Management Corp.	587,570	4.7500	12/18/2020	563,944
				5,054,670
HEALTHCARE - 14.3%
21st Century Oncology, Inc.	210,000	6.5000	4/29/2022	202,388
Accellent, Inc.	184,663	4.5000	3/12/2021	184,779
Air Medical Group Holdings, Inc.	20,000	4.5000	4/28/2022	19,890
Akorn, Inc.	421,813	4.5000	4/16/2021	423,747
Alere, Inc.	186,000	4.2500	6/20/2022	187,033
American Renal Holdings, Inc.	149,986	8.5000	2/20/2020	149,705
Amneal Pharmaceuticals LLC	347,632	5.7500	11/1/2019	349,152
Amsurg Corp.	101,970	3.7500	7/16/2021	102,310
Ardent Legacy Acquisitions	195,000	7.7500	7/31/2021	196,463
Ardent Medical Services, Inc.	115,000	11.7500	1/2/2019	115,934
Capsugel Holdings US, Inc.	212,731	3.5000	8/1/2018	212,883
CHG Buyer Corp	485,551	4.2500	11/19/2019	486,966
Community Health Systems, Inc.	220,323	3.5335	12/31/2018	221,133
Community Health Systems, Inc.	284,639	3.7500	12/31/2019	285,476
Community Health Systems, Inc.	523,728	4.0000	1/27/2021	526,608
Concentra Health	232,000	4.0000	6/1/2022	232,193
Convatec, Inc.	11,000	4.2500	6/15/2020	11,036
Davita Healthcare Partners, Inc.	553,288	3.5000	6/24/2021	555,319
Devix US, Inc.	112,860	4.2500	5/3/2021	113,283
DJO Finance LLC	160,000	4.2500	6/8/2020	160,520
Emdeon, Inc.	496,250	3.7500	11/2/2018	496,042
Endo International PLC	345,625	3.2500	3/1/2021	347,958
Endo Pharmaceuticals	218,000	0.0000	6/24/2016	218,409
Endo Pharmaceuticals	622,000	0.0000	6/24/2022	625,412
Envision Healthcare Corp.	191,507	4.0000	5/25/2018	192,123
FHC Health Systems, Inc.	249,375	5.0000	12/23/2021	247,816
Hill-ROM	30,000	0.0000	7/30/2022	30,169
Horizon Pharma Holdings USA, Inc.	132,000	4.5000	5/7/2021	132,743
IMS Health, Inc.	453,758	3.5000	3/17/2021	453,190
Inventiv Haelth, Inc.	233,269	7.7500	5/15/2018	234,144
Kinetic Concepts, Inc.	420,417	4.5000	5/4/2018	422,813
Mallinckrodt International Finance	156,025	3.2500	3/19/2021	156,003
Mallinckrodt International Finance	226,788	3.5000	3/19/2021	227,124
MPH Acquicition Holdings LLC	277,689	3.7500	3/31/2021	276,003
National Mentor Holdings, Inc.	268,839	4.2500	1/31/2021	269,612
National Surgical Hospitals, Inc.	118,000	4.5000	6/1/2022	118,295
National Veterinary Associates, Inc.	53,626	4.7500	8/13/2021	53,760
National Veterinary Associates, Inc.	106,000	8.0000	8/12/2022	106,265

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
July 31, 2015
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
HEALTHCARE (Continued) - 14.3%
NBTY, Inc.	$ 215,000	3.5000%	10/2/2017	$ 214,570
Ortho-Clinical Diagnostics, Inc.	428,671	4.7500	6/30/2021	426,360
Par Pharmaceutical Co., Inc.	126,318	4.0000	9/30/2019	126,437
PharMEDium Healthcare Corp.	188,611	4.2500	1/28/2021	187,432
PharMEDium Healthcare Corp.	29,000	7.7500	1/28/2022	29,163
PRA Holdings, Inc.	367,438	4.5000	9/23/2020	369,507
Quintiles Transnational Corp.	123,000	3.2500	5/12/2022	123,590
Regional Care Hospital, Inc.	316,157	5.2500	4/23/2019	314,973
Sterigenics- Nordion	120,000	4.2500	5/15/2022	120,300
Surgery Center Holdings, Inc.	46,765	5.2500	11/3/2020	47,028
Surgery Center Holdings, Inc.	118,000	8.5000	11/3/2021	118,050
Surgical Care Affiliates, Inc.	71,820	4.2500	3/17/2022	72,000
US Renal Care, Inc.	372,983	4.2500	7/3/2019	373,840
Valeant Pharmaceuticals International, Inc.	662,020	3.5000	2/13/2019	663,675
Valeant Pharmaceuticals International, Inc.	300,000	3.5000	8/5/2020	300,600
Valeant Pharmaceuticals International, Inc.	598,500	4.0000	4/1/2022	601,448
				13,433,672
INDUSTRIALS - 12.3%
Air Canada	202,950	4.0000	9/26/2019	204,176
Alixpartners LLP	518,000	0.0000	7/22/2022	520,481
Alliance Laundry Systems, LLC	375,697	4.2500	12/10/2018	376,873
AlliedBarton Security Services	78,037	4.2500	2/12/2021	78,102
AlliedBarton Security Services	38,479	8.0000	8/13/2021	38,588
American Airlines, Inc.	436,545	3.5000	6/29/2020	435,181
American Airlines, Inc.	236,000	3.5000	10/11/2021	236,325
Brickman Group Holdings, Inc.	324,073	4.0000	12/18/2020	323,851
Brock Holdings III, Inc.	306,607	6.0000	3/16/2017	306,032
Builders FirstSource	273,000	6.0000	7/22/2022	272,659
Ceridian Corp.	462,254	4.5000	9/15/2020	460,867
Chi Overhead Doors	173,000	0.0000	8/31/2022	173,937
CPG International	280,000	4.7500	9/30/2020	278,950
CSC Holdings LLC	177,013	7.0000	5/22/2018	178,077
Dyncorp International, Inc.	233,563	6.2500	7/7/2016	229,865
Filtration Group Corp.	163,000	4.2500	11/20/2020	163,530
Filtration Group Corp.	20,950	8.2500	11/19/2021	21,094
Harland Clarke Holdings	66,413	6.0000	8/2/2019	66,679
HD Supply, Inc.	532,644	4.0000	6/28/2018	533,776
Headwaters, Inc.	255,000	4.5000	3/24/2022	256,913
Husky Injection Molding Systems Ltd.	172,135	4.2500	6/30/2021	172,120
Landmark Aviation, Inc.	8,238	4.7500	10/25/2019	8,223
LM US Member LLC	207,564	4.7500	10/25/2019	207,201
LM US Member LLC	65,000	8.2500	1/25/2021	64,838
McJunkin Red Man Corp.	140,867	5.0000	11/8/2019	139,018
Nortek, Inc.	611,042	3.5000	10/30/2020	609,386
Quikrete Holdings, Inc.	384,342	4.0000	9/28/2020	385,003
Rexnord Corp.	484,472	4.0000	8/21/2020	485,482
Science Applications	330,000	3.7500	5/4/2022	331,774
Sedgwick CMS Holdings, Inc.	967,500	3.7500	3/1/2021	959,944
Sedgwick CMS Holdings, Inc.	195,000	6.7500	2/28/2022	192,969
Spin Holdco, Inc.	435,412	4.2500	11/14/2019	436,065
Transdigm, Inc.	82,170	3.7500	6/4/2021	82,184
Transdigm, Inc.	399,048	3.5000	5/13/2022	397,659
Transdigm, Inc.	582,825	3.7500	2/28/2020	582,860
United Continental, Inc.	434,715	3.5000	9/15/2021	436,563

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
July 31, 2015
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
INDUSTRIALS (Continued) - 12.3%
US Airways Group, Inc.	$ 504,700	3.5000%	5/23/2019	$ 504,826
USIC Holdings, Inc.	214,556	4.0000	7/10/2020	214,288
Waste Industries, Inc.	216,458	4.2500	2/27/2020	217,783
				11,584,142
INFORMATION TECHNOLOGY - 10.5%
Allfrelx Holdings III, Inc.	284,925	4.2500	7/17/2020	285,459
Applied Systems, Inc.	231,636	4.2500	1/25/2021	232,388
Applied Systems, Inc.	204,944	7.5000	1/24/2022	206,033
Avago Technologies Cayman Ltd.	317,774	3.7500	5/6/2021	318,635
Blue Coat Systems, Inc.	264,000	4.5000	5/20/2022	264,606
CCC Information Services, Inc.	212,817	4.0000	12/20/2019	212,152
CDW Corp.	1,160,580	3.2500	4/29/2020	1,158,404
Deltek, Inc.	129,819	5.0000	6/27/2022	130,427
Deltek, Inc.	94,000	9.5000	6/26/2023	95,136
Epicor Software Corp.	165,000	4.7500	6/1/2022	165,227
Evergreen Skills Lux S.a.r.l.	342,413	5.7500	4/28/2021	332,424
Evergreen Skills Lux S.a.r.l.	137,000	9.2500	4/28/2022	125,926
Excelitas Technologies Corp.	157,200	6.0000	11/2/2020	157,888
First Data Corp.	38,000	3.9370	7/8/2022	38,059
First Data Corp.	1,698,657	3.6870	3/23/2018	1,696,670
First Data Corp.	53,399	3.6870	9/24/2018	53,337
Freescale Semiconductor, Inc.	284,925	5.0000	1/15/2021	286,683
Infinity Acquisition LLC	308,294	4.0000	8/6/2021	306,495
Infor, Inc.	470,821	3.7500	6/3/2020	468,349
Infor, Inc.	309,073	3.7500	6/3/2020	307,367
Interactive Data Corp.	348,565	4.7500	5/3/2021	350,452
Kronos, Inc.	835,040	4.5000	10/30/2019	837,391
Kronos, Inc.	60,892	9.7500	4/30/2020	63,023
Mitchell International, Inc.	372,220	4.5000	10/13/2020	373,461
Mitchell International, Inc.	221,000	8.5000	10/11/2021	221,221
Presidio, Inc.	204,089	5.2500	2/2/2022	205,555
Riverbed Technology, Inc.	215,460	6.0000	4/25/2022	218,288
Sophia Holding LP	283,206	4.0000	7/19/2018	284,032
SS&S Technologies, Inc.	25,872	2.9365	7/8/2020	25,893
SS&S Technologies, Inc.	40,128	2.9365	7/8/2020	40,161
SS&S Technologies, Inc.	297,076	4.0000	7/8/2022	299,737
SS&S Technologies, Inc.	66,924	4.0000	7/8/2022	67,523
				9,828,402
MATERIALS - 5.7%
American Builders & Contractor Supply Co., Inc.	599,325	3.5000	4/16/2020	598,351
Anchor Glass Container Corp.	546,119	4.5000	7/1/2022	548,733
Ardah Holdings USA, Inc.	46,413	4.0000	12/17/2019	46,529
Arizona Chem US, Inc.	139,925	4.5000	6/11/2021	140,274
Berlin Packaging LLC	293,161	4.5000	10/1/2021	293,984
Berry Plastics Group, Inc.	240,691	3.5000	2/10/2020	240,579
Berry Plastics Group, Inc.	417,785	3.7500	1/6/2021	418,512
FMG Resources Ltd.	404,013	3.7500	6/28/2019	332,048
Huntsman International LLC	288,550	3.7500	10/1/2021	288,371
Ineos US Finance LLC	629,964	3.7500	12/15/2020	629,044
Ineos US Finance LLC	172,567	4.2500	3/31/2022	173,279
PLZ Aeroscience	172,000	5.2500	7/30/2022	172,000
Royal Adhesives & Sealants	238,000	4.5000	6/20/2022	239,265
Solenis International LP	154,830	4.2500	7/31/2021	154,370
Summit Materials	393,000	4.2500	7/18/2022	394,413

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
July 31, 2015
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
MATERIALS (Continued) - 5.7%
Univar, Inc.	$ 392,000	4.2500%	7/1/2022	$ 393,178
W.R. Grace & Co.	189,184	2.7500	2/3/2021	189,218
W.R. Grace & Co.	68,079	2.7500	2/3/2021	68,091
				5,320,239
TELECOMMUNICATION SERVICES - 3.6%
Crown Castle Operating Co.	412,770	3.0000	1/31/2021	412,112
Global Tel Link Corp.	304,540	5.0000	5/26/2020	301,114
Level 3 Financing, Inc.	355,000	4.0000	1/15/2020	356,443
Level 3 Financing, Inc.	986,000	3.5000	5/31/2022	985,542
SBA Communications	161,000	3.2500	6/10/2022	160,229
SBA Senior Finance II LLC	211,860	3.2500	3/24/2021	210,933
Securus Technologies, Inc.	85,000	5.2500	4/30/2020	83,761
Securus Technologies, Inc.	142,463	4.7500	4/30/2020	138,901
West Corp.	446,073	3.2500	6/29/2018	445,551
XO Communications, Inc. - Class A	261,687	4.2500	3/19/2021	261,960
				3,356,546
UTILITIES - 3.9%
Atlantic Power Ltd.	58,529	4.7500	2/24/2021	58,822
Calpine Construction Finance Co., LP	232,467	4.0000	10/9/2019	233,297
Calpine Corp.	260,825	3.2500	1/31/2022	258,934
Calpine Corp.	623,000	3.5000	5/27/2022	622,738
Calpine Corp.	474,338	3.0000	5/4/2020	470,543
Energy Future Holdings	450,000	4.2500	6/19/2016	452,813
Granite Acquisition, Inc.	18,755	5.0000	12/17/2021	18,863
Granite Acquisition, Inc.	424,114	5.0000	12/17/2021	426,567
NRG Energy, Inc.	829,542	2.7500	7/2/2018	827,132
Texas Competitive Electric Holdings	639,103	4.6730	10/10/2017	329,133
				3,698,842
TOTAL BANK LOANS (Cost - $86,026,311)
				84,931,830
BONDS & NOTES - 8.3%
AIRLINES - 0.1%
Air Canada - 144A	75,000	6.7500	10/1/2019	79,688
American Airlines Group, Inc. - 144A	45,000	4.6250	3/1/2020	44,100
				123,788
CHEMICALS - 0.1%
Hexion US Finance Corp.	150,000	6.6250	4/15/2020	138,188

COMMERCIAL SERVICES - 0.2%
Interactive Data Corp. - 144A	125,000	5.8750	4/15/2019	126,719
United Rentals North America, Inc.	75,000	7.3750	5/15/2020	80,156
				206,875
COMPUTERS - 0.1%
Sungard Data Systems, Inc.	120,000	6.6250	11/1/2019	124,475

DIVERSIFIED FINANCIAL SERVICES - 0.9%
Aircastle Ltd.	75,000	6.2500	12/1/2019	83,344
Aircastle Ltd.	25,000	4.6250	12/15/2018	26,153
Ally Financial, Inc.	80,000	3.2500	2/13/2018	80,000
Ally Financial, Inc.	50,000	4.1250	2/13/2022	49,375
Ally Financial, Inc.	110,000	4.1250	3/30/2020	111,100
Ally Financial, Inc.	20,000	3.6000	5/21/2018	20,172
Icahn Enterprises LP	10,000	4.8750	3/15/2019	10,338

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
July 31, 2015
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
DIVERSIFIED FINANCIAL SERVICES (Continued) - 0.9%
International Lease Finance Corp.	$ 120,000	3.8750%	4/15/2018	$ 121,650
Springleaf Finance Corp.	305,000	5.2500	12/15/2019	308,416
				810,548
ELECTRIC - 0.2%
Dynegy Finance, Inc. - 144A	100,000	6.7500	11/1/2019	103,750
RJS Power Holdings LLC - 144A	100,000	5.1250	7/15/2019	97,500
				201,250
ENTERTAINMENT - 0.4%
GLP Capital LP	50,000	4.8750	11/1/2020	51,813
International Game Technology PLC - 144A	200,000	5.6250	2/15/2020	199,600
Isle of Capri Casinos, Inc.	75,000	5.8750	3/15/2021	78,187
				329,600
FOOD - 0.1%
Dole Food Co., Inc. - 144A	70,000	7.2500	5/1/2019	71,225

HEALTHCARE-SERVICES - 0.6%
Community Health Systems, Inc.	75,000	5.1250	8/15/2018	77,063
HCA, Inc.	200,000	3.7500	3/15/2019	203,375
HCA, Inc.	75,000	4.2500	10/15/2019	77,297
Tenet Healthcare Corp.	75,000	6.0000	10/1/2020	81,750
Tenet Healthcare Corp. - 144A	25,000	5.0000	3/1/2019	25,343
Tenet Healthcare Corp. - 144A	80,000	3.7861 +	6/15/2020	82,400
				547,228
HOLDING COMPANIES - DIVERSIFIED - 0.2%
Argos Merger Sub, Inc. - 144A	140,000	7.1250	3/15/2023	148,400

HOME BUILDERS - 0.1%
DR Horton, Inc.	65,000	4.0000	2/15/2020	66,625
Weyerhaeuser Real Estate	70,000	4.3750	6/15/2019	69,650
				136,275
HOME EQUITY ABS - 0.1%
Residential Funding Mortgage	122,788	6.1100 +	6/25/2037	124,339

HOUSEHOLD PRODUCTS/WARES - 0.1%
Spectrum Brands, Inc.	75,000	6.3750	11/15/2020	80,250

INTERNET - 0.0%
Blue Coat Holdings, Inc. - 144A	45,000	8.3750	6/1/2023	46,238

LODGING - 0.0%
Boyd Gaming Corp.	40,000	6.8750	5/15/2023	41,800

MEDIA - 0.9%
CCO Safari II LLC - 144A	300,000	3.5790	7/23/2020	301,154
Cequel Capital Corp. - 144A	50,000	6.3750	9/15/2020	50,563
iHeart Communications, Inc.	300,000	9.0000	12/15/2019	289,500
iHeart Communications, Inc.	75,000	10.0000	1/15/2018	60,281
RCN Telecome Services LLC - 144A	110,000	8.5000	8/15/2020	115,637
Univision Communications, Inc. - 144A	60,000	5.1250	5/15/2023	60,450
				877,585
MINING - 0.1%
FMG Resources August 2006 Pty Ltd. - 144A	20,000	9.7500	3/1/2022	18,450
Vedanta Resources PLC - 144A	100,000	9.5000	7/18/2018	104,500
				122,950

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
July 31, 2015
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
OIL & GAS - 0.3%
California Resources Corp.	$ 100,000	5.0000%	1/15/2020	$ 86,250
Carrizo Oil & Gas, Inc.	115,000	7.5000	9/15/2020	116,150
Halcon Resources Corp. - 144A	50,000	8.6250	2/1/2020	47,938
				250,338
OIL & GAS SERVICES - 0.2%
FTS International	50,000	6.2500	5/1/2022	33,750
FTS International - 144A	120,000	7.7828 +	6/15/2020	115,402
PHI, Inc.	25,000	5.2500	3/15/2019	22,813
				171,965
OTHER ABS - 1.9%
Veriscrest Opportunity Loan Transferee - 144A	152,085	3.3750 +	10/25/2058	152,028
Veriscrest Opportunity Loan Transferee - 144A	1,500,000	3.6250 +	7/25/2048	1,502,486
Veriscrest Opportunity Loan Transferee - 144A	167,016	3.3750 +	2/25/2055	166,868
				1,821,382
PACKAGING & CONTAINERS - 0.4%
Ardagh Holdings USA, Inc. - 144A	200,000	6.2500	1/31/2019	206,500
Beverage Packaging Holdings Luxembourg II SA - 144A	130,000	6.0000	6/15/2017	129,838
Reynolds Group Issuer, Inc.	50,000	5.7500	10/15/2020	51,875
				388,213
PHARMACEUTICALS - 0.2%
Capsugel SA - 144A	25,000	7.0000	5/15/2019	25,359
Quintiles Transnational Corp. - 144A	40,000	4.8750	5/15/2023	40,675
Valeant Pharmaceuticals International, Inc. - 144A	75,000	6.7500	8/15/2018	78,938
Valeant Pharmaceuticals International, Inc. - 144A	70,000	5.3750	3/15/2020	72,100
				217,072
REITS - 0.3%
iStar Financial, Inc.	120,000	4.8750	7/1/2018	118,650
iStar Financial, Inc.	60,000	5.0000	7/1/2019	59,104
iStar Financial, Inc.	100,000	4.0000	11/1/2017	98,500
				276,254
SOFTWARE - 0.2%
First Data Corp.	127,000	11.7500	8/15/2021	144,463

TELECOMMUNICATIONS - 0.6%
Avaya, Inc. - 144A	230,000	7.0000	4/1/2019	223,100
Frontier Communications Corp.	155,000	6.2500	9/15/2021	143,763
Intelsat Jackson Holdings SA	85,000	6.6250	12/15/2022	77,983
Level 3 Financing, Inc.	75,000	7.0000	6/1/2020	79,312
				524,158

TOTAL BONDS & NOTES (Cost - $7,955,736)				7,924,859

	Shares
SHORT-TERM INVESTMENT - 7.7%
MONEY MARKET FUND - 7.7%
Fidelity Institutional Money Market Funds - Government Portfolio
TOTAL SHORT-TERM INVESTMENT - (Cost - $7,278,186)	7,278,186	0.01 +		7,278,186

TOTAL INVESTMENTS - 106.4% (Cost - $101,260,233)				$ 100,134,875
LIABILITIES IN EXCESS OF OTHER ASSETS - (6.4) %				(6,086,166)
NET ASSETS - 100.0%				$ 94,048,709

ABS - Asset Back Security.
REITs - Real Estate Investment Trusts.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
July 31, 2015

+ Variable rate security. Interest rate is as of July 31, 2015.
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $101,261,696 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:
			Unrealized Appreciation	$ 333,040
			Unrealized Depreciation	(1,459,861)
			Net Unrealized Depreciation	$ (1,126,821)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund
July 31, 2015
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
BONDS & NOTES - 94.6%
AEROSPACE/DEFENSE - 0.5%
Triumph Group, Inc.	$ 520,000	4.8750%	4/1/2021	$ 517,400

APPAREL - 1.9%
Air Canada - 144A	325,000	8.7500	4/1/2020	360,344
Air Canada - 144A	360,000	7.7500	4/15/2021	387,900
American Airlines Group, Inc. - 144A	535,000	4.6250	3/12/2020	524,300
UAL	602,385	6.6360	7/2/2022	641,540
				1,914,084
AUTO MANUFACTURERS - 0.5%
Fiat Chrysler Automtobile	545,000	5.2500	4/15/2023	551,131

AUTO PARTS & EQUIPMENT - 0.7%
Omega US Sub LLC - 144A	350,000	8.7500	7/15/2023	341,250
Pittsburgh Glass Works LLC - 144A	400,000	8.0000	11/15/2018	421,000
				762,250
BANKS - 1.0%
CIT Group, Inc.	295,000	5.3750	5/15/2020	312,517
Synovus Financial Corp.	626,000	7.8750	2/15/2019	707,380
				1,019,897
BEVERAGES - 0.7%
Cott Beverages USA, Inc.	445,000	5.3750	7/1/2022	436,100
Cott Beverages USA, Inc. - 144A	300,000	6.7500	1/1/2020	313,125
				749,225
BUILDING MATERIALS - 1.2%
Builders FirstSource, Inc. - 144A	390,000	7.6250	6/1/2021	407,550
Griffon Corp.	525,000	5.2500	3/1/2022	513,844
Masonite International Corp. - 144A	265,000	5.6250	3/15/2023	274,275
				1,195,669
CHEMICALS - 0.7%
TPC Group, Inc. - 144A	835,000	8.7500	12/15/2020	753,588

COMMERCIAL SERVICES - 5.0%
ADT Corp.	480,000	4.8750	7/15/2042	376,800
Ahern Rentals, Inc. - 144A	420,000	7.3750	5/15/2023	399,000
Avis Budget Car Rental LLC - 144A	495,000	5.1250	6/1/2022	494,381
Cardtronics, Inc.	570,000	5.1250	8/1/2022	558,600
Cenveo Corp. - 144A	725,000	6.0000	8/1/2019	652,500
Live Nation Entertainment, Inc. - 144A	325,000	7.0000	9/1/2020	346,938
Live Nation Entertainment, Inc. - 144A	555,000	5.3750	6/15/2022	559,163
United Rentals North America, Inc.	275,000	5.5000	7/15/2025	264,000
United Rentals North America, Inc.	925,000	6.1250	6/15/2023	957,375
WEX, Inc. - 144A	525,000	4.7500	2/1/2023	515,812
				5,124,569
COMPUTERS - 1.2%
Dell, Inc.	310,000	5.4000	9/10/2040	258,850
Dell, Inc.	270,000	7.1000	4/15/2028	271,350
SunGard Data Systems, Inc.	715,000	6.6250	11/1/2019	741,662
				1,271,862
COSMETICS/PERSONAL CARE - 0.7%
Revlon Consumer Products Corp.	760,000	5.7500	2/15/2021	763,800

DISTRIBUTION/WHOLESALE- 0.5%
HD Supply, Inc. - 144A	530,000	5.2500	12/15/2021	547,888

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
July 31, 2015
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
DIVERSIFIED FINANCIAL SERVICES - 4.7%
Aircastle Ltd.	$ 480,000	6.2500%	12/1/2019	$ 533,400
Ally Financial, Inc.	790,000	8.0000	11/1/2031	947,013
Cogent Communications Finance, Inc. - 144A	460,000	5.6250	4/15/2021	437,000
Denali Borrower LLC - 144A	395,000	5.6250	10/15/2020	412,775
E*TRADE Financial Corp.	410,000	5.3750	11/15/2022	428,450
E*TRADE Financial Corp.	270,000	4.6250	9/15/2023	269,325
Fly Leasing Ltd.	420,000	6.7500	12/15/2020	434,700
Fly Leasing Ltd.	410,000	6.3750	10/15/2021	417,175
International Lease Finance Corp.	760,000	8.6250	1/15/2022	937,650
				4,817,488
ELECTRIC - 3.4%
Calpine Corp.	350,000	5.3750	1/15/2023	343,875
Calpine Corp.	350,000	5.7500	1/15/2025	342,563
Dynegy, Inc.	705,000	5.8750	6/1/2023	678,563
GenOn Energy, Inc.	525,000	9.5000	10/15/2018	530,250
NRG Energy, Inc.	375,000	7.8750	5/15/2021	396,794
NRG Energy, Inc.	1,200,000	6.2500	7/15/2022	1,209,000
				3,501,045
ELECTRICAL COMPONENTS & EQUIPMENT - 1.5%
Anixter, Inc.	425,000	5.1250	10/1/2021	430,313
Belden, Inc. - 144A	625,000	5.5000	9/1/2022	626,563
WESCO Distribution, Inc.	435,000	5.3750	12/15/2021	437,174
				1,494,050
ENTERTAINMENT - 4.6%
Eldorado Resorts, Inc. - 144A	335,000	7.0000	8/1/2023	337,513
Isle of Capri Casinos, Inc.	355,000	5.8750	3/15/2021	370,088
Palace Entertainment Holdings LLC - 144A	1,140,000	8.8750	4/15/2017	1,144,988
Penn National Gaming, Inc.	670,000	5.8750	11/1/2021	686,750
Pinnacle Entertainment, Inc.	320,000	7.7500	4/1/2022	360,000
Regal Entertainment Group	550,000	5.7500	6/15/2023	556,875
Scientific Games International, Inc.	305,000	10.0000	12/1/2022	297,756
SGMS Escrow Corp. - 144A	975,000	7.0000	1/1/2022	1,015,219
				4,769,189
FOOD - 0.6%
ESAL GMBH - 144A	295,000	6.2500	2/5/2023	291,313
JBS USA LLC - 144A	320,000	5.8750	7/15/2024	325,600
				616,913
HEALTHCARE-PRODUCTS - 0.5%
Kinetics Concepts, Inc.	460,000	10.500	11/1/2018	490,475

HEALTHCARE-SERVICES - 5.1%
Amsurg Corp.	570,000	5.6250	7/15/2022	588,411
Community Health Systems, Inc.	1,025,000	6.8750	2/1/2022	1,099,313
Envision Healthcare Corp. - 144A	475,000	5.1250	7/1/2022	480,938
HCA, Inc.	150,000	7.5000	2/15/2022	175,125
HCA, Inc.	260,000	5.3750	2/1/2025	266,500
Select Medical Corp.	865,000	6.3750	6/1/2021	877,975
Tenet Healthcare Corp. - 144A	340,000	5.0000	3/1/2019	344,675
Tenet Healthcare Corp.	400,000	6.0000	10/1/2020	436,000
Tenet Healthcare Corp.	865,000	8.1250	4/1/2022	972,588
				5,241,525
HOLDING COMPANIES-DIVERSIFIED - 0.9%
Argos Merger Sub, Inc. - 144A	400,000	7.1250	3/15/2023	424,000
James Hardie International Finance Ltd. - 144A	500,000	5.8750	2/15/2023	515,000
				939,000

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
July 31, 2015
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
HOME BUILDERS - 1.4%
Taylor Morrison Communities, Inc. - 144A	$ 690,000	5.2500%	4/15/2021	$ 691,725
William Lyon Homes, Inc.	655,000	8.5000	11/15/2020	709,038
				1,400,763
HOME FURNISHINGS - 0.6%
Tempur Sealy International, Inc.	530,000	6.8750	12/15/2020	570,413

HOUSEHOLD PRODUCTS - 0.3%
Spectrum Brands, Inc.	280,000	6.3750	11/15/2020	299,600

LODGING - 3.5%
Boyd Gaming Corp.	835,000	9.0000	7/1/2020	912,238
Boyd Gaming Corp.	405,000	6.8750	5/15/2023	423,225
Felcor Lodging LP	720,000	5.6250	3/1/2023	742,464
MGM Resorts International	390,000	6.7500	10/1/2020	419,250
MGM Resorts International	950,000	7.7500	3/15/2022	1,058,062
				3,555,239
MACHINERY-CONSTRUCTION & MINING - 0.3%
Terex Corp.	265,000	6.0000	5/15/2021	267,319

MACHINERY-DIVERSIFIED - 1.1%
Gardner Denver, Inc. - 144A	1,215,000	6.8750	8/15/2021	1,084,388

MEDIA - 11.0%
Cequel Communications Holdings I LLC - 144A	830,000	6.3750	9/15/2020	839,338
Clear Channel Worldwide Holdings, Inc.	495,000	7.6250	3/15/2020	521,916
Clear Channel Worldwide Holdings, Inc.	740,000	6.5000	11/15/2022	774,225
CSC Holdings LLC	240,000	6.7500	11/15/2021	249,600
DISH DBS Corp.	365,000	7.8750	9/1/2019	409,256
Entercom Radio LLC	620,000	10.5000	12/1/2019	663,400
Gannett Co., Inc. - 144A	85,000	5.5000	9/15/2024	85,638
Gray Television, Inc.	1,430,000	7.5000	10/1/2020	1,519,375
LIN Television Corp.	720,000	6.3750	1/15/2021	742,500
Mediacom LLC	660,000	7.2500	2/15/2022	685,575
Nexstar Broadcasting, Inc.	1,140,000	6.8750	11/15/2020	1,212,675
Nexstar Broadcasting, Inc. - 144A	325,000	6.1250	2/15/2022	333,938
Numericable-SFR - 144A	630,000	6.2500	5/15/2024	642,254
Radio One, Inc. - 144A	650,000	7.3750	4/15/2022	637,813
Sinclair Television Group, Inc.	560,000	6.3750	11/1/2021	586,600
Sinclair Television Group, Inc. - 144A	265,000	5.6250	8/1/2024	261,688
Townsquare Radio LLC - 144A	400,000	6.5000	4/1/2023	399,500
Tribune Media Co. - 144A	305,000	5.8750	7/15/2022	315,675
Videotron Ltd.	425,000	5.0000	7/15/2022	431,448
				11,312,414
MINING - 0.9%
Alcoa, Inc.	895,000	5.1250	10/1/2024	903,950

MISCELLANEOUS MANUFACTURER - 0.9%
EnPro Industries, Inc.	445,000	5.8750	9/15/2022	451,675
Gates Global LLC - 144A	550,000	6.0000	7/15/2022	490,875
				942,550
OFFICE/BUSINESS EQUIPMENT - 0.5%
CDW Finance Corp.	505,000	5.5000	12/1/2024	508,788

OIL & GAS - 9.3%
Antero Resources Corp.	250,000	5.3750	11/1/2021	244,375

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
July 31, 2015
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
OIL & GAS (Continued) - 9.2%
Bill Barrett Corp.	$ 285,000	7.0000%	10/15/2022	$ 237,263
Blue Racer Finance Corp. - 144A	400,000	6.1250	11/15/2022	409,000
Bonanza Creek Energy, Inc.	860,000	6.7500	4/15/2021	748,200
Bonanza Creek Energy, Inc.	175,000	5.7500	2/1/2023	142,625
Carrizo Oil & Gas, Inc.	270,000	6.2500	4/15/2023	260,496
Carrizo Oil & Gas, Inc.	525,000	7.5000	9/15/2020	530,250
Concho Resources, Inc.	530,000	5.5000	4/1/2023	532,650
EP Energy LLC - 144A	210,000	6.3750	6/15/2023	197,138
EP Energy LLC	185,000	9.3750	5/1/2020	191,938
Gulfport Energy Corp.	825,000	7.7500	11/1/2020	849,750
Jones Energy Holdings LLC	460,000	6.7500	4/1/2022	420,900
Kodiak Oil & Gas Corp.	370,000	8.1250	12/1/2019	383,413
Matador Resources Co. - 144A	375,000	6.8750	4/15/2023	382,500
Memorial Production Partners LP	525,000	7.6250	5/1/2021	443,625
Memorial Resource Development Corp.	905,000	5.8750	7/1/2022	857,488
Oasis Petroleum, Inc.	325,000	6.8750	3/15/2022	300,625
Rice Energy, Inc.	655,000	6.2500	5/1/2022	622,250
Sanchez Energy Corp.	600,000	6.1250	1/15/2023	489,000
Western Refining, Inc.	1,040,000	6.2500	4/1/2021	1,050,400
Whiting Petroleum Corp.	245,000	5.0000	3/15/2019	236,423
				9,530,309
PACKAGING & CONTAINERS - 1.1%
Berry Plastics Corp.	370,000	5.1250	7/15/2023	364,450
Reynolds Group Issuer, Inc.	750,000	5.7500	10/15/2020	778,125
				1,142,575
PHARMACEUTICALS - 2.0%
Endo Finco, Inc. - 144A	525,000	6.0000	2/1/2025	543,375
Endo Finco, Inc. - 144A	200,000	6.0000	7/15/2023	208,500
Valeant Pharmaceuticals International - 144A	560,000	6.3750	10/15/2020	591,500
Valeant Pharmaceuticals International - 144A	375,000	6.7500	8/15/2021	391,406
VRX Escrow Corp. - 144A	335,000	5.8750	5/15/2023	349,204
				2,083,985
PIPELINES - 4.4%
DCP Midstream LLC - 144A	160,000	6.7500	9/15/2037	148,362
DCP Midstream LLC - 144A	105,000	5.3500	3/15/2020	103,773
DCP Midstream LLC - 144A	180,000	4.7500	9/30/2021	171,162
DCP Midstream LLC - 144A	310,000	5.8500 +	5/21/2043	235,600
Markwest Energy Partners LLC	360,000	4.5000	7/15/2023	351,900
Rockies Express Pipeline LLC - 144A	525,000	5.6250	4/15/2020	532,875
Rockies Express Pipeline LLC - 144A	1,170,000	6.8750	4/15/2040	1,219,725
Sabine Pass LNG LP	870,000	5.6250	2/1/2021	891,750
Sabine Pass Liquefaction LLC	860,000	6.2500	3/15/2022	890,100
				4,545,247
REAL ESTATE - 0.9%
Realogy Co-Issuer Corp. - 144A	855,000	5.2500	12/1/2021	879,581

REITS - 2.3%
Equinix, Inc.	145,000	5.3750	4/1/2023	147,161
Equinix, Inc.	575,000	5.3750	1/1/2022	586,500
iStar Financial, Inc.	630,000	7.1250	2/15/2018	659,925
iStar Financial, Inc.	545,000	5.0000	7/1/2019	536,857
RHP Hotel Properties LP	480,000	5.0000	4/15/2021	486,000
				2,416,443
RETAIL - 1.3%
Dollar Tree, Inc. - 144A	420,000	5.7500	3/1/2023	445,200
Men's Wearhouse, Inc.	855,000	7.0000	7/1/2022	914,850
				1,360,050

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
July 31, 2015
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
SOFTWARE - 1.4%
First Data Corp.	$ 515,000	11.2500%	1/15/2021	$ 572,938
Nuance Communications, Inc. - 144A	840,000	5.3750	8/15/2020	856,800
				1,429,738
TELECOMMUNICATIONS - 14.5%
Altice Financing SA - 144A	545,000	6.6250	2/15/2023	562,713
Cincinnati Bell, Inc.	490,000	8.3750	10/15/2020	515,113
CommScope, Inc. - 144A	350,000	5.0000	6/15/2021	346,938
CommScope, Inc. - 144A	350,000	5.5000	6/15/2024	343,875
CyrusOne LP	840,000	6.3750	11/15/2022	871,500
EarthLink, Inc.	536,000	8.8750	5/15/2019	559,879
EarthLink, Inc.	960,000	7.3750	6/1/2020	1,003,200
Fairpoint Communications, Inc. - 144A	1,050,000	8.7500	8/15/2019	1,106,438
Frontier Communications Corp.	730,000	8.5000	4/15/2020	757,375
Frontier Communications Corp.	855,000	9.2500	7/1/2021	892,406
Frontier Communications Corp.	115,000	6.2500	9/15/2021	106,663
Frontier Communications Corp.	465,000	6.8750	1/15/2025	397,575
GCI, Inc.	335,000	6.8750	4/15/2025	342,538
Intelsat Jackson Holdings SA	230,000	7.2500	10/15/2020	228,850
Intelsat Jackson Holdings SA	315,000	7.5000	4/1/2021	314,606
Intelsat Jackson Holdings SA	515,000	5.5000	8/1/2023	469,938
Level 3 Financing, Inc.	925,000	6.1250	1/15/2021	972,406
Level 3 Financing, Inc.	520,000	5.3750	8/15/2022	527,150
Level 3 Financing, Inc. - 144A	330,000	5.1250	5/1/2023	321,338
Sprint Capital Corp.	170,000	6.8750	11/15/2028	144,500
Sprint Corp.	540,000	7.8750	9/15/2023	519,068
Sprint Nextel Corp.	1,175,000	11.5000	11/15/2021	1,339,500
Sprint Nextel Corp.	975,000	7.0000	8/15/2020	939,654
ViaSat, Inc.	375,000	6.8750	6/15/2020	398,438
Windstream Corp.	350,000	7.7500	10/15/2020	321,780
Windstream Corp.	905,000	7.7500	10/1/2021	769,250
				15,072,691
TRANSPORTATION - 1.1%
Navios Maritime Acquisition Corp. - 144A	420,000	8.1250	11/15/2021	415,275
Watco Cos LLC - 144A	730,000	6.3750	4/1/2023	740,950
				1,156,225

TOTAL BONDS & NOTES (Cost - $97,734,227)		Dividned		97,503,316
	Shares	Rate
PREFERRED STOCK - 0.2%
Ally Financial, Inc. - 144A	164	7.0000%		167,316
TOTAL PREFERRED STOCK - (Cost - $163,590)
		Interest
		Rate
SHORT-TERM INVESTMENT - 4.7%
MONEY MARKET FUND - 4.7%
First American Government Obligations Fund	4,827,428	0.01% +		$ 4,827,428
TOTAL SHORT-TERM INVESTMENT (Cost - $ 4,827,428)

TOTAL INVESTMENTS - 99.5% (Cost - $102,725,245) (a)				$ 102,498,060
OTHER ASSETS LESS LIABILITIES - 0.5%				517,161
NET ASSETS - 100.0%				$ 103,015,221

+ Variable rate security. Interest rate is as of July 31, 2015.
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
REITS - Real Estate Investment Trusts.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
July 31, 2015

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $102,725,245 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:
		Unrealized Appreciation		$ 1,697,165
		Unrealized Depreciation		(1,924,350)
		Net Unrealized Depreciation		$ (227,185)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund
July 31, 2015

Security	Principal Amount		Interest Rate		Maturity Date	Value
CORPORATE BONDS & NOTES - 43.3%
AGRICULTURE - 0.9%
Imperial Tobacco Finance PLC	100,000	GBP	5.5000%		11/22/2016	$ 163,486
Imperial Tobacco Finance PLC - 144A	200,000	USD	2.9500		7/21/2020	199,377
						362,863
AUTO MANUFACTURERS - 3.0%
BMW Finance NV	300,000	EUR	3.2500		1/28/2016	336,089
Daimler AG	300,000	EUR	4.1250		1/19/2017	349,914
Fiat Chrysler Finance Europe	100,000	EUR	4.7500		7/15/2022	117,843
Volkswagen International Finance NV	300,000	EUR	1.8750		5/15/2017	340,432
Volkswagen International Finance NV	75,000	EUR	3.7500	+	Perpetual	86,487
						1,230,765
AUTO PARTS & EQUIPMENT - 0.3%
Samvardhana Motherson Automotive Systems Group BV	100,000	EUR	4.1250		7/15/2021	112,481

BANKS - 21.1%
Abbey National Treasury Services PLC	200,000	EUR	2.0000		1/14/2019	230,021
ABN AMRO Bank NV	300,000	EUR	6.3750		4/27/2021	407,473
ABN AMRO Bank NV	50,000	EUR	4.3100	+	Perpetual	55,777
Barclays Bank PLC	250,000	EUR	6.0000		1/14/2021	333,668
Barclays Bank PLC	100,000	GBP	5.7500		8/17/2021	184,224
BNP Paribas SA	200,000	EUR	2.8750		9/26/2023	244,985
BNP Paribas SA	200,000	EUR	2.6250	+	10/14/2027	221,822
BPCE SA	100,000	EUR	3.7500		7/21/2017	117,715
BPCE SA	200,000	EUR	4.6250		7/18/2023	254,757
BPCE SA	50,000	EUR	4.6250	+	Perpetual	55,170
Commonwealth Bank of Australia	200,000	EUR	4.2500		11/10/2016	232,076
Commonwealth Bank of Australia	250,000	EUR	5.5000		8/6/2019	325,201
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	250,000	EUR	4.3750		5/5/2016	284,683
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	250,000	EUR	5.8750		5/20/2019	323,178
Credit Agricole SA	300,000	EUR	3.8750		2/13/2019	369,261
Credit Suisse AG	250,000	EUR	5.1250		9/18/2017	303,208
Danske Bank AG	150,000	EUR	3.8750		2/28/2017	174,883
HSBC Holdings PLC	200,000	EUR	6.0000		6/10/2019	259,915
Intesa Sanpaolo SpA	200,000	EUR	4.3750		10/15/2019	249,281
KBC Groep NV	200,000	EUR	2.3750	+	11/25/2024	224,566
KBC IFIMA SA	150,000	EUR	2.1250		9/10/2018	173,889
Lloyds Bank PLC	150,000	EUR	6.5000		3/24/2020	200,927
National Australia Bank Ltd.	200,000	EUR	4.6250		2/10/2020	255,168
National Australia Bank Ltd.	100,000	GBP	5.1250		12/9/2021	179,118
Santander International Debt SAU	100,000	EUR	4.0000		1/24/2020	125,233
Santander International SAU	200,000	EUR	2.5000		3/18/2025	212,549
Societe Generale SA	350,000	USD	2.7500		10/12/2017	358,377
Societe Generale SA	200,000	EUR	4.0000		6/7/2023	243,196
Sumitomo Mitsui Banking Corp.	350,000	USD	1.5000		1/18/2018	348,674
Svenska Handelsbanken AB	250,000	EUR	3.7500		2/24/2017	291,020
Swedbank AB	300,000	EUR	3.3750		2/9/2017	346,595
Toronto-Dominion Bank	300,000	USD	1.4000		4/30/2018	299,121
UBS AG/London	200,000	GBP	6.6250		4/11/2018	352,786
UniCredit SpA	100,000	EUR	3.3750		1/11/2018	117,282
Westpac Banking Corp.	250,000	EUR	2.1250		7/9/2019	295,325
						8,651,124
CHEMICALS - 0.7%
Linde Fiance BV	250,000	EUR	4.7500		4/24/2017	297,793

CREDIT CARD ABS - 0.6%
Gracechurch Card Funding PLC	150,000	GBP	1.0091	+	7/15/2021	233,790

DIVERSIFIED FINANCIAL SERVICES - 0.4%
Arrow Global Finance PLC	100,000	GBP	7.8750		3/1/2020	165,018

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
July 31, 2015

Security	Principal Amount		Interest Rate		Maturity Date	Value
ELECTRIC - 3.4%
Electricite de France	300,000	EUR	2.7500%		3/10/2023	$ 368,534
Enel Finance International NV	200,000	EUR	5.0000		9/14/2022	274,932
GDF Suez	200,000	GBP	7.0000		10/30/2028	437,251
Iberdrola Finanzas	250,000	EUR	4.1250		3/23/2020	317,298
						1,398,015
ELECTRONICS - 0.8%
Trionista Holdco GmbH	300,000	EUR	5.0000		4/30/2020	344,261

ENGINEERING & CONSTRUCTION - 0.5%
Deutsche Raststaetten Gruppe IV GmbH	100,000	EUR	6.7500		12/30/2020	119,366
Heathrow Fiance PLC	50,000	GBP	7.1250		3/1/2017	83,217
						202,583
ENTERTAINMENT - 0.6%
CPUK Finance Ltd.	150,000	GBP	11.6250		2/28/2018	248,721

FOOD - 0.3%
Agrokor dd	100,000	EUR	9.1250		2/1/2020	120,822

GAS - 0.8%
National Grid PLC	250,000	EUR	4.3750		3/10/2020	321,112

INSURANCE - 3.1%
Allianz Finance II BV	100,000	EUR	4.0000		11/23/2016	115,780
Allianz Finance II BV	200,000	EUR	4.7500		7/22/2019	257,932
Allianz Finance II BV	200,000	EUR	5.7500	+	7/8/2041	261,119
AXA SA	150,000	EUR	5.2500	+	4/16/2040	186,753
Willow No 2 Ireland PLC for Zurich Insurance Co. Ltd.	350,000	EUR	3.3750		6/27/2022	437,191
						1,258,775
INTERNET - 0.3%
United Group BV	100,000	EUR	7.8750		11/15/2020	118,075

MEDIA - 1.1%
Cable Communications Systems NV	100,000	EUR	7.5000		11/1/2020	116,547
Sky PLC	300,000	EUR	1.5000		9/15/2021	334,838
						451,385
OIL & GAS - 0.5%
ONGC Videsh Ltd.	200,000	EUR	2.7500		7/15/2021	221,211

PACKAGING & CONTAINERS - 0.3%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.	100,000	EUR	4.2500		1/15/2022	111,768

REITS - 0.3%
Societe Fonciere Lyonnaise SA	100,000	EUR	4.6250		5/25/2016	114,130

SAVINGS & LOANS - 1.2%
Coventry Building Society	150,000	EUR	2.2500		12/4/2017	172,181
Nationwide Building Society	100,000	GBP	5.6250		9/9/2019	177,606
Silverstone Master Issuer PLC	100,000	GBP	5.0630	+	1/21/2055	163,110
						512,897
TELECOMMUNICATIONS - 3.1%
America Movil SAB de CV	300,000	EUR	3.0000		7/12/2021	362,723
Deutsche Telekom International Finance BV	200,000	EUR	4.8750		4/22/2025	286,293
Play Finance 2 SA	100,000	EUR	5.2500		2/1/2019	114,202
Telecom Italia SpA Telecom Italia SpA	50,000	GBP	6.3750		6/24/2019	85,824
Telefonica Europe BV	100,000	EUR	5.8750	+	Perpetual	120,602
Virgin Media Secured Finance PLC	100,000	GBP	5.5000		1/15/2021	166,321
Wind Acquisition Finance SA	100,000	EUR	4.0000		7/15/2020	112,961
						1,248,926

TOTAL CORPORATE BONDS & NOTES (Cost - $19,814,805)						17,726,515

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
July 31, 2015

Security	Principal Amount		Interest Rate		Maturity	Value
FOREIGN GOVERNMENT BONDS - 53.4%
Belgium Government Bond	150,000	EUR	4.2500%		9/28/2022	$ 209,602
Belgium Government Bond - 144A	100,000	EUR	5.0000		3/28/2035	174,514
Bundesrepublik Deutschland	250,000	EUR	4.7500		7/4/2034	446,854
Canadian Government Bond	1,020,000	CAD	1.5000		6/1/2023	801,384
Canadian Government Bond	300,000	CAD	5.7500		6/1/2033	360,884
Canadian Government Bond	250,000	CAD	4.0000		6/1/2041	263,338
Denmark Government Bond	1,850,000	DKK	3.0000		11/15/2021	320,460
France Government Bond OAT	120,000	EUR	4.7500		4/25/2035	203,113
France Government Bond OAT	150,000	EUR	4.5000		4/25/2041	259,946
Hungary Government International Bond	100,000	USD	5.3750		3/25/2024	109,670
Indonesia Government International Bond - 144A	150,000	EUR	2.8750		7/8/2021	168,201
Italy Buoni Poliennali Del Tesoro	250,000	EUR	4.5000		2/1/2020	322,248
Italy Buoni Poliennali Del Tesoro	100,000	EUR	5.5000		11/1/2022	141,114
Italy Buoni Poliennali Del Tesoro	340,000	EUR	4.5000		3/1/2024	459,381
Italy Buoni Poliennali Del Tesoro	490,000	EUR	3.7500		9/1/2024	631,213
Italy Buoni Poliennali Del Tesoro	450,000	EUR	1.5000		6/1/2025	484,482
Italy Buoni Poliennali Del Tesoro	290,000	EUR	5.0000		9/1/2040	449,846
Italy Buoni Poliennali Del Tesoro - 144A	200,000	EUR	4.7500		9/1/2044	305,671
Italy Buoni Poliennali Del Tesoro - 144A	80,000	EUR	3.2500		9/1/2046	96,439
Japan Government Ten Year Bond	73,650,000	JPY	1.9000		6/20/2017	615,364
Japan Government Ten Year Bond	270,650,000	JPY	1.4000		9/20/2019	2,303,697
Japan Government Thirty Year Bond	130,100,000	JPY	2.5000		6/20/2036	1,296,633
Japan Government Thirty Year Bond	80,300,000	JPY	2.0000		9/20/2041	739,494
Japan Government Twenty Year Bond	99,050,000	JPY	1.9000		9/20/2023	903,532
Japan Government Twenty Year Bond	172,400,000	JPY	2.1000		12/20/2027	1,643,285
Korea Treasury Bond	832,150,000	KRW	3.0000		9/10/2024	746,154
Mexican Bonos	14,900,000	MXN	6.5000		6/9/2022	965,568
Poland Government Bond	300,000	PLN	5.7500		9/23/2022	95,485
Romanian Government International Bond	100,000	EUR	2.8750		10/28/2024	113,231
Spain Government Bond - 144A	80,000	EUR	5.4000		1/31/2023	112,344
Spain Government Bond - 144A	200,000	EUR	4.4000		10/31/2023	267,001
Spain Government Bond - 144A	420,000	EUR	3.8000		4/30/2024	539,477
Spain Government Bond - 144A	450,000	EUR	1.6000		4/30/2025	486,140
Spain Government Bond - 144A	120,000	EUR	4.2000		1/31/2037	163,998
Spain Government Bond - 144A	340,000	EUR	5.1500		10/31/2044	539,640
Sweden Government Bond	3,600,000	SEK	4.2500		3/12/2019	486,445
Switzerland Government Bond	400,000	CHF	4.0000		2/11/2023	549,867
United Kingdom Gilt	100,000	GBP	1.7500		9/7/2022	156,700
United Kingdom Gilt	50,000	GBP	2.2500		9/7/2023	80,636
United Kingdom Gilt	300,000	GBP	5.0000		3/7/2025	596,070
United Kingdom Gilt	150,000	GBP	4.7500		12/7/2030	308,847
United Kingdom Gilt	450,000	GBP	4.2500		6/7/2032	886,763
United Kingdom Gilt	320,000	GBP	4.5000		12/7/2042	695,019
United Kingdom Gilt	150,000	GBP	4.2500		12/7/2055	342,217
TOTAL FOREIGN GOVERNMENT BONDS (Cost - $23,493,682)						21,841,967

COLLATERALIZED MORTGAGE BACK SECURITIES - EURO - 0.5%
German Residential Funding PLC 2013-1A	93,795	EUR	1.1380	+	8/27/2024	104,321
Tauras CMBS PLC 2013-GMF1 A	96,569	EUR	1.0380	+	5/21/2024	107,007
TOTAL COLLATERALIZED MORTGAGE BACK SECURITIES - EURO (Cost - $257,777)						211,328

WHOLE LOAN COLLATERAL - 0.6%
Silverstone Master Issuer PLC -144A (Cost - $230,955)	150,000	GBP	0.9525		1/21/2070	234,096

SHORT-TERM INVESTMENTS - 0.8%	Shares
MONEY MARKET FUND - 0.8%
Fidelity Institutional Money Market Funds - Government Portfolio
(Cost - $324,973)	324,973		0.0001	+	-	324,973

TOTAL INVESTMENTS - 98.6% (Cost - $44,122,192) (a)						$ 40,338,879
OTHER ASSETS LESS LIABILITIES - 1.4%						577,828
NET ASSETS - 100.0%						$ 40,916,707

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
July 31, 2015

MBS - Mortgage Back Security	DKK - Danish Krone		MXN - Mexican Peso
REIT - Real Estate Investment Trust	EUR - EURO		PLN - Polish Zloty
AUD - Australian Dollar	GBP - United Kingdom Pound		SEK - Swedish Krona
CAD - Canadian Dollar	JPY - Japanese Yen
CHF - Swiss Franc	KRW - South Korean Won
+ Variable rate security. Interest rate is as of July 31, 2015.
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $44,122,192 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:
					Unrealized Appreciation:	$ 184,968
					Unrealized Depreciation:	(3,968,281)
					Net Unrealized Depreciation:	$ (3,783,313)

Futures Contracts	Contracts					Unrealized Appreciation (Depreciation)
FUTURES CONTRACTS PURCHASED*
10 YR AUD Government Bond maturing September, 2015
(Underlying Face Amount at Value $553,856)	8					$ 20,739

FUTURES CONTRACTS SOLD *
Euro Bund Future maturing September, 2015
(Underlying Face Amount at Value ($2,819,711))	(15)					(49,532)
Euro Schatz maturing September, 2015
(Underlying Face Amount at Value ($1,626,010))	(12)					(861)
Long Gilt Future maturing September, 2015
(Underlying Face Amount at Value ($5,427,926))	(19)					(40,451)
NET UNREALIZED LOSS FROM FUTURES CONTRACTS SOLD						(90,844)

NET UNREALIZED LOSS FROM FUTURES CONTRACTS						$ (70,105)

* Face amounts are the underlying reference notional amounts to stock exchange indices and bonds upon which the fair value of the futures contracts traded by the Fund are based. While face amounts do not represent the current fair value and are not necessarily indicative of the future cash flows of the Fund's futures contracts, the underlying price changes in relation to the variables specified by the face amounts affect the fair value of these derivative financial instruments.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
July 31, 2015

As of July 31, 2015 the following Forward Currency Exchange contracts were open:

Forward Currency Contracts
								Unrealized
		Settlement		Local Currency		U.S. Dollar		Appreciation
Foreign Currency		Date	Counterparty	Amount Purchased		Market Value		(Depreciation)
To Buy:
Australian Dollar		8/13/2015	Credit Suisse	1,212,626		$ 889,207		$ (50,529)
Australian Dollar		8/13/2015	Deutsche Bank	409,173		300,043		(17,058)
Australian Dollar		8/13/2015	Barclays Bank	9,577		7,023		(399)
British Pound		8/13/2015	Credit Suisse	902,174		1,407,816		(12,928)
British Pound		8/13/2015	Deutsche Bank	996,222		1,554,575		(551)
British Pound		8/13/2015	Barclays Bank	560,000		873,863		1,469
Canadian Dollar		8/13/2015	Credit Suisse	1,392,856		1,070,080		(41,636)
Danish Krone		8/13/2015	Barclays Bank	472,640		69,910		(1,040)
Euro		8/13/2015	Barclays Bank	7,019,753		7,747,044		(90,573)
Euro		8/13/2015	Deutsche Bank	2,103,091		2,320,984		(17,421)
Euro		8/13/2015	Credit Suisse	232,035		256,075		(3,056)
Japanese Yen		8/13/2015	Barclays Bank	255,231,990		2,059,281		4,629
Japanese Yen		8/13/2015	Credit Suisse	20,340,269		164,111		377
Japanese Yen		8/13/2015	Deutsche Bank	315,581,390		2,546,197		5,713
Japanese Yen		8/13/2015	Deutsche Bank	137,093,325		1,106,106		(3,894)
Japanese Yen		8/13/2015	Barclays Bank	179,691,394		1,449,799		(10,657)
New Zealand Dollar		8/13/2015	Barclays Bank	200,862		133,160		(9,472)
Swiss Franc		8/13/2015	Credit Suisse	133,206		138,458		(4,971)
Israeli Shekel		9/10/2015	Deutsche Bank	530,000		140,766		3,421
Malaysian Ringgit		9/10/2015	Deutsche Bank	680,000		176,840		(6,099)
Mexican Peso		9/10/2015	Credit Suisse	6,409,505		398,384		(8,708)
Mexican Peso		9/10/2015	Deutsche Bank	1,368,639		85,068		(1,893)
Mexican Peso		9/10/2015	Barclays Bank	14,500,405		901,276		(10,143)
Russian Ruble		9/10/2015	Deutsche Bank	3,760,000		60,724		(7,640)
Singapore Dollar		9/10/2015	Barclays Bank	230,000		167,879		(1,870)
South African Rand		9/10/2015	Credit Suisse	1,930,000		151,731		(3,474)
South African Rand		9/10/2015	Barclays Bank	830,000		65,252		(1,491)
South Korean Won		9/10/2015	Deutsche Bank	434,885,000		373,732		(15,874)
Turkish Lira New		9/10/2015	Deutsche Bank	410,000		146,591		(2,495)
Australian Dollar		10/14/2015	Deutsche Bank	48,751		35,629		156
Australian Dollar		10/14/2015	Credit Suisse	1,212,626		886,228		3,921
Canadian Dollar		10/14/2015	Credit Suisse	643,134		493,898		(2,095)
Japanese Yen		10/14/2015	Deutsche Bank	276,097,212		2,229,809		(5,904)
Japanese Yen		10/14/2015	Barclays Bank	191,694,750		1,548,160		(3,911)
New Zealand Dollar		10/14/2015	Barclays Bank	200,863		132,498		(773)

								$ (316,869)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
July 31, 2015

Forward Currency Contracts
								Unrealized
		Settlement		Local Currency		U.S. Dollar		Appreciation
Foreign Currency		Date	Counterparty	Amount Purchased		Market Value		(Depreciation)
To Sell:
Australian Dollar		8/13/2015	Deutsche Bank	360,423		$ 264,295		$ 11,347
Australian Dollar		8/13/2015	Barclays Bank	9,577		7,023		303
Australian Dollar		8/13/2015	Credit Suisse	1,212,626		889,207		(3,990)
Australian Dollar		8/13/2015	Deutsche Bank	48,751		35,748		(160)
British Pound		8/13/2015	Barclays Bank	637,473		994,758		(6,252)
British Pound		8/13/2015	Credit Suisse	1,060,923		1,655,539		(37,165)
British Pound		8/13/2015	Deutsche Bank	760,000		1,185,958		1,733
Canadian Dollar		8/13/2015	Credit Suisse	1,392,856		1,070,080		23,418
Euro		8/13/2015	Barclays Bank	7,083,564		7,817,465		56,957
Euro		8/13/2015	Credit Suisse	129,397		142,803		1,148
Euro		8/13/2015	Deutsche Bank	2,036,554		2,247,553		17,950
Japanese Yen		8/13/2015	Credit Suisse	20,340,269		164,111		1,428
Japanese Yen		8/13/2015	Deutsche Bank	452,674,715		3,652,303		18,039
Japanese Yen		8/13/2015	Barclays Bank	434,923,383		3,509,080		21,265
New Zealand Dollar		8/13/2015	Barclays Bank	200,863		133,160		755
Swedish Krona		8/13/2015	Deutsche Bank	960,000		111,865		3,560
Swiss Franc		8/13/2015	Deutsche Bank	23,271		24,189		481
Swiss Franc		8/13/2015	Credit Suisse	176,729		183,698		3,751
Israeli Shekel		9/10/2015	Barclays Bank	110,000		29,216		(714)
Mexican Peso		9/10/2015	Barclays Bank	18,800,606		1,168,556		37,036
Mexican Peso		9/10/2015	Deutsche Bank	6,990,954		434,524		13,772
Mexican Peso		9/10/2015	Credit Suisse	6,409,505		398,384		12,626
South Korean Won		9/10/2015	Credit Suisse	289,890,000		249,126		8,211
British Pound		10/14/2015	Deutsche Bank	884,667		1,379,935		411
Euro		10/14/2015	Barclays Bank	1,486,381		1,641,934		3,750
Euro		10/14/2015	Deutsche Bank	977,890		1,080,228		2,423
Euro		10/14/2015	Credit Suisse	42,351		46,783		107

								$ 192,190
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
July 31, 2015

Forward Currency Contracts
				Local Currency	Local Currency	U.S. Dollar	U.S. Dollar	Unrealized
		Settlement		Amount Purchased	Amount Purchased	Market Value	Market Value	Appreciation
Foreign Currency		Date	Counterparty	Buy	Sell	Buy	Sell	(Depreciation)
To Buy:	To Sell:
Danish Krone	Euro	8/13/2015	Barclays Bank	539,566	72,308	$ 79,810	$ 79,799	$ 4
Euro	Danish Krone	8/13/2015	Barclays Bank	135,859	1,012,206	149,935	149,720	24
Euro	Norwegian Krone	8/13/2015	Deutsche Bank	93,047	838,764	102,687	103,009	81
Euro	Swedish Krona	8/13/2015	Barclays Bank	23,893	224,195	26,369	26,125	291
Euro	Swiss Franc	8/13/2015	Credit Suisse	17,937	19,093	19,795	19,846	(11)
Norwegian Krone	Euro	8/13/2015	Deutsche Bank	838,964	96,264	103,009	106,238	(3,189)
Swedish Krona	Euro	8/13/2015	Barclays Bank	224,195	23,634	26,124	26,083	30
Swedish Krona	Euro	8/13/2015	Deutsche Bank	960,000	101,202	111,865	111,687	130
Swiss Franc	Euro	8/13/2015	Credit Suisse	62,617	60,287	65,086	66,533	(515)
Swiss Franc	Euro	8/13/2015	Deutsche Bank	23,271	22,405	24,189	24,726	(191)
Czech Koruna	Euro	9/10/2015	Deutsche Bank	1,780,000	64,853	72,555	71,602	934
Polish Zloty	Euro	9/10/2015	Barclays Bank	180,000	43,403	47,802	47,919	(408)
Polish Zloty	Euro	9/10/2015	Deutsche Bank	220,000	53,038	58,424	58,557	(499)
Euro	Danish Krone	10/14/2015	Barclays Bank	72,308	539,314	79,875	79,893	(49)
Euro	Swedish Krona	10/14/2015	Barclays Bank	23,634	224,102	26,107	26,148	(40)
Euro	Swedish Krona	10/14/2015	Deutsche Bank	101,202	959,616	111,793	111,968	(172)
Norwegian Krone	Euro	10/14/2015	Deutsche Bank	4,179,477	463,047	512,561	511,506	(1,609)
Swiss Franc	Euro	10/14/2015	Credit Suisse	19,068	17,936	19,865	19,813	37

								$ (5,152)

Total Unrealized Loss on Forward Currency Contracts								$ (129,831)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Dynamic Macro Fund
July 31, 2015

Security			Shares	Value
EXCHANGE TRADED FUNDS - 32.5%
COMMODITY FUND - 1.6%
PowerShares DB Commodity Index Tracking Fund *			33,664	$ 529,535

DEBT FUND - 4.4%
SPDR Barclays High Yield Bond ETF			38,195	1,450,264

EQUITY FUNDS - 26.5%
iShares MSCI Emerging Markets ETF			41,069	1,524,481
SPDR S&P 500 ETF Trust			34,513	7,264,987
				8,789,468

TOTAL EXCHANGE TRADED FUNDS (Cost - $10,682,796)				10,769,267

OPTIONS * - 6.2%
CALL OPTION ON FUTURES PURCHASED - 6.1%			Contacts +
Swiss Market IX, Expiration September 18, 2015
Exercise Price $8,950 *			50	26,857
US 10 Year Future, Expiration August 21, 2015
Exercise Price $116 *			175	2,004,298
				2,031,155

PUT OPTIONS ON FUTURES PURCHASED - 0.1%
S&P 500 E-Mini Option, Expiration September 18, 2015
Exercise Price $1,950 (Cost - $80,902)			62	22,320

TOTAL OPTIONS (Cost - $1,935,779)				2,053,475
	Principal	Discount
	Amount ($)	Rate	Maturity
SHORT-TERM INVESTMENTS - 61.5%
U.S. GOVERNMENT SECURITIES - 49.1%
US Treasury Bill ++	25,000	0.0075%	9/17/2015	25,000
US Treasury Bill	14,769,000	0.0100%	9/17/2015	14,768,807
US Treasury Bill ++	150,000	0.0125%	9/17/2015	149,998
US Treasury Bill ++	75,000	0.0175%	9/17/2015	74,998
US Treasury Bill ++	60,000	0.0200%	9/17/2015	59,998
US Treasury Bill ++	65,000	0.0225%	9/17/2015	64,998
US Treasury Bill ++	10,000	0.0375%	9/17/2015	10,000
US Treasury Bill ++	30,000	0.0470%	9/17/2015	29,998
US Treasury Bill ++	10,000	0.0474%	9/17/2015	9,999
US Treasury Bill ++	80,000	0.0475%	9/17/2015	79,995
US Treasury Bill ++	40,000	0.0649%	9/17/2015	39,997
US Treasury Bill ++	60,000	0.0675%	9/17/2015	59,995
US Treasury Bill ++	10,000	0.0724%	9/17/2015	9,999
US Treasury Bill ++	435,000	0.0775%	9/17/2015	434,956
US Treasury Bill ++	65,000	0.4490%	9/17/2015	64,996
US Treasury Bill ++	10,000	0.0475%	12/10/2015	9,998
US Treasury Bill ++	30,000	0.0499%	12/10/2015	29,995
US Treasury Bill ++	75,000	0.0500%	12/10/2015	74,986
US Treasury Bill ++	140,000	0.0550%	12/10/2015	139,972
US Treasury Bill ++	60,000	0.0575%	12/10/2015	59,987
US Treasury Bill ++	30,000	0.0700%	12/10/2015	29,992
	40,000	0.0725%	12/10/2015	39,990
				16,268,654
MONEY MARKET - 12.4%	Shares	Interest Rate
STIT- Liquid Assets - Institutional Class	4,126,260	0.1100% ^		4,126,260

TOTAL SHORT-TERM INVESTMENTS - (Cost - $20,394,914)				20,394,914

TOTAL INVESTMENTS - 100.2% (Cost - $33,013,489) (a)				$ 33,217,656
LIABILITIES LESS OTHER ASSETS - (0.2) %				(105,008)
NET ASSETS - 100.0%				$ 33,112,648

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Dynamic Macro Fund (Continued)
July 31, 2015
				Unrealized
				Appreciation
Security			Contracts	(Depreciation)
FUTURES CONTRACTS PURCHASED ** - 0.4%
10 YR Mini JBG Future, September 2015
(Underlying Face Amount at Value $30,720)			32	$ 17,189
AEX Index (Amsterdam), August 2015
(Underlying Face Amount at Value $958,701)			8	3,796
CAC 40 10 Euro Future, August 2015
(Underlying Face Amount at Value $990,356)			16	5,958
DAX Index, September 2015
(Underlying Face Amount at Value $3,785,364)			11	39,245
Hang Seng Index Future, August 2015
(Underlying Face Amount at Value $142,838)			7	715
IBEX - 35 Index Future, August 2015
(Underlying Face Amount at Value $407,941)			3	(2,238)
Long Gilt Future, September 2015
(Underlying Face Amount at Value $7,427,688)			26	71,599
S&P 500 E- Mini Future, September 2015
(Underlying Face Amount at Value $2,308,350)			22	(5,148)
S&P/TSX 60 IX Future, September 2015
(Underlying Face Amount at Value $1,105,519)			11	8,437
SPI 200 Future, September 2015
(Underlying Face Amount at Value $456,552)			6	20,586
TOPIX Index Future, September 2015
(Underlying Face Amount at Value $32,408)			30	(15,742)
TOTAL FUTURES CONTRACTS PURCHASED				$ 144,397

FUTURES CONTRACTS SOLD ** - (0.9) %
10 YR AUD Government Bond, September 2015
(Underlying Face Amount at Value $1,174,132)			(17)	(42,517)
Canadian 10 Year Bond, September 2015
(Underlying Face Amount at Value $2,365,102)			(28)	(64,208)
Euro-Bund Future, September 2015
(Underlying Face Amount at Value $9,603,056)			(51)	(206,199)
FTSE 100 Index, September 2015
(Underlying Face Amount at Value $4,537,577)			(28)	4,685
US 10 Year Future, September 2015
(Underlying Face Amount at Value $2,039,008)			(16)	(2,000)
TOTAL FUTURES CONTRACTS SOLD				(310,239)

WRITTEN PUT FUTURE OPTIONS - 0.0%
Swiss Market IX, Expiration September 18, 2015
Exercise Price $8,950 (Cost - ($15,679)			(50)	12,738

ETF - Exchange Traded Fund
* Non income producing security.
+ Each option contract allows holder to purchase/sell 100 sahres of the underlying security at the exercise price.
++ All or part of the security was held as collateral for futures outstanding as of July 31, 2015
^ Variable rate security. Interest rate is as of July 31, 2015.
** The amounts shown are the underlying reference notional amounts to stock exchange indices, debt securities and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments.
The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $33,013,489 and differs from market value by net unrealized appreciation (depreciation) on securities as follow:
			Unrealized Appreciation:	$ 527,364
			Unrealized Depreciation:	(323,197)
		Net Unrealized Appreciation:		$ 204,167

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Alternative Strategy Fund
July 31, 2015

Security	Shares	Value	Security	Shares	Value
EXCHANGE TRADED FUNDS - 71.4%
ASSET ALLOCATION FUNDS - 3.1%			REAL ESTATE - 4.3%
Yield Shares High Income ETF	37,500	$ 738,375	SPDR S&P Homebuilders ETF	27,400	$ 1,029,692

DEBT FUND - 6.2%			TECHNOLOGY - 5.3%
ProShares Short 20+ Year Treasury *	58,600	1,465,586	Powershares QQQ Trust Series 1	6,800	761,260
			Technology Select Sector SPDR Fund	11,900	506,702
CURRENCY - 5.4%					1,267,962
PowerShares DB US Dollar Index Bullish Fund *	30,000	762,900	TOTAL EXCHANGE TRADED FUNDS - (Cost - $16,835,426)		16,996,355
ProShares UltraShort Yen *	5,500	518,815
		1,281,715	SHORT - TERM INVESTMENT - 33.9%
EMERGING MARKET FUND - 2.4%			MONEY MARKET FUND - 33.9%
ProShares Short MSCI Emerging Markets *	21,400	575,660	Invesco STIT-Treasury Portfolio - 0.02% +
			(Cost - $8,095,421)	8,095,421	8,095,421
DIVERSFIED FINANCIAL SERVICES - 7.4%
Financial Select Sector SPDR Fund	29,800	751,258	TOTAL INVESTMENTS - 105.3% (Cost - $24,930,847) (a)		$ 25,091,776
SPDR S&P Regional Banking ETF	23,000	1,003,260	LIABILITIES LESS OTHER ASSETS - (5.3) %		(1,270,280)
		1,754,518	NET ASSETS - 100.0%		$ 23,821,496
GROWTH & INCOME - MID CAP - 2.2%
SPDR S&P MidCap 400 ETF Trust	1,900	519,631	ETF - Exchange Traded Fund
			* Non income producing security.
GROWTH & INCOME - LARGE CAP - 20.7%			+ Variable rate security. Interest rate is as of July 31, 2015.
SPDR Dow Jones Industrial Average ETF Trust	14,000	2,473,520	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $25,051,483 and differs from market value by net unrealized appreciation (depreciation) on securities as follow:
SPDR S&P 500 ETF Trust	11,700	2,462,850
		4,936,370
GROWTH & INCOME - SMALL CAP - 6.8%			Unrealized Appreciation:		$ 123,298
iShares Russell 2000 ETF	13,200	1,623,072	Unrealized Depreciation:		(83,005)
			Net Unrealized Appreciation:		$ 40,293
HEALTH & BIOTECHNOLOGY - 4.3%
Health Care Select Sector SPDR Fund	13,400	1,026,306

PRECIOUS METALS - 3.3%
Market Vectors Junior Gold Miners ETF	40,200	777,468

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Appreciation & Income Fund
July 31, 2015
	Principal	Interest	Maturity
Security	Amount	Rate	Date		Value
CONVERTIBLE BONDS - 80.9%
BIOTECHNOLOGY - 7.1%
Acorda Therapeutics, Inc.	$ 1,000,000	1.7500%	6/15/2021		$ 1,035,625
Illumina, Inc.	325,000	0.0000	6/15/2019		378,828
Illumina, Inc.	600,000	0.5000	6/15/2021		736,875
					2,151,328
COMPUTERS - 2.3%
Sandisk Corp.	530,000	1.5000	8/15/2017		704,238

DIVERSIFIED FINANCIAL SERVICES - 1.9%
FXCM, Inc.	715,000	2.2500	6/15/2018		582,725

ELECTRICAL COMPONENTS & EQUIPMENT - 3.5%
SunPower Corp.	1,120,000	0.8750	6/1/2021		1,058,400

HEALTHCARE-PRODUCTS - 3.2%
Wright Medical Group, Inc. - 144A	895,000	2.0000	6/15/2019		950,378

HEALTHCARE-SERVICES - 2.7%
Molina Healthcare, Inc.	440,000	1.1250	1/15/2020		830,775

HOLDING COMPANIES - DIVERSIFIED - 3.8%
Horizon Pharma Investment Ltd. - 144A	800,000	2.5000	3/15/2022		1,152,500

HOME BUILDERS - 2.8%
Standard Pacific Corp.	700,000	1.2500	8/1/2032		856,625

INTERNET - 11.8%
Ctrip.com International, Inc. - 144A	580,000	1.0000	7/1/20/20		552,450
Fireeye, Inc. - 144A	905,000	1.0000	6/1/2035		932,150
HomeAway, Inc.	940,000	0.1250	4/1/2019		897,700
Twitter, Inc. - 144A	285,000	1.0000	9/15/2021		248,128
Yahoo!, Inc.	925,000	0.0000	12/1/2018		944,077
					3,574,505
MEDIA - 1.9%
Liberty Media Corp.	588,000	1.3750	10/15/2023		570,360

OIL & GAS - 3.6%
Southwestern Energy Co.	10,000	6.2500	1/15/2018		430,000
Whiting Petroleum Corp. - 144A	750,000	1.2500	4/1/2020		652,969
					1,082,969
PHARMACEUTICALS - 10.0%
Akorn, Inc.	110,000	3.5000	6/1/2016		578,188
Depomed, Inc.	560,000	2.5000	9/1/2021		979,300
Impax Laboratories, Inc. - 144A	1,020,000	2.0000	6/15/2022		1,055,700
Mylan, Inc.	100,000	3.7500	9/15/2015		437,063
					3,050,251
REAL ESTATE - 2.9%
Forest City Enterprises, Inc. - Class A	790,000	3.6250	8/15/2020		886,281

SEMICONDUCTORS - 7.9%
ON Semiconductor Corp. - 144A	1,205,000	1.0000	12/1/2020		1,169,603
Rambus, Inc.	1,000,000	1.1250	8/15/2018		1,245,000
					2,414,603
SOFTWARE - 10.5%
Akamai Technologies, Inc.	1,130,000	0.0000	2/15/2019		1,230,999
Interactive Intelligence Group, Inc. - 144A	145,000	1.2500	6/1/2020		134,759

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Appreciation & Income Fund (Continued)
July 31, 2015
	Principal	Interest	Maturity
Security	Amount	Rate	Date		Value
SOFTWARE (Continued) - 10.5%
Medidata Solutions, Inc.	$ 760,000	1.0000%	8/1/2018		$ 907,250
PROS Holdings, Inc. - 144A	950,000	2.0000	12/1/2019		933,375
					3,206,383
TELECOMMUNICATIONS - 2.9%
Finisar	932,000	0.5000	12/15/2033		892,390

TRANSPORTATION - 2.1%
Scorpio Tankers, Inc. - 144A	575,000	2.3750	7/1/2019		640,765

TOTAL CONVERTIBLE BONDS (Cost - $23,784,042)					24,605,476

COMMON STOCK - 1.3%		Shares
BIOTECHNOLOGY - 1.3%
Medivation, Inc.		3,851			405,626
TOTAL COMMON STOCK (Cost - $395,806)
			Dividend
			Rate
PREFERRED STOCK - 14.4%
INSURANCE - 3.8%
Maiden Holding Ltd.		20,000	7.2500%		1,153,400

OIL & GAS - 0.8%
Rex Energy Corp.		7,000	6.0000		239,313

PHARMACEUTICALS - 2.7%
Allergan PLC		735	5.5000		817,416

REITS - 4.7%
Crown Castle International Corp.		5,750	4.5000		594,608
iStar Financial, Inc.		15,000	4.5000		833,490
					1,428,098
TELECOMMUNICATIONS - 2.4%
Frontier Communications Corp.		7,500	11.1250		733,125

TOTAL PREFERRED STOCK (Cost - $4,327,748)					4,371,352
			Interest
			Rate
SHORT-TERM INVESTMENT - 3.4%
MONEY MARKET FUND - 3.4%
First American Government Obligations Fund		1,034,790	0.01%	+	1,034,790
TOTAL SHORT-TERM INVESTMENT (Cost - $1,034,790)

TOTAL INVESTMENTS - 100.0% (Cost - $29,542,386)					$ 30,417,244
OTHER ASSETS LESS LIABILITIES- 0.0%					11,321
TOTAL NET ASSETS - 100.0%					$ 30,405,923

+ Variable rate security. Interest rate is as of July 31, 2015.
REITS - Real Estate Investment Trusts.
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $29,677,734 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:
		Unrealized Appreciation			$ 1,882,504
		Unrealized Depreciation			(1,142,994)
		Net Unrealized Appreciation			$ 739,510

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Large Cap Value Fund
July 31, 2015

Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 98.5%
AEROSPACE/DEFENSE - 2.9%			MEDIA - 3.3%
Northrop Grumman Corp.	6,628	$ 1,146,710	Comcast Corp.	13,715	$ 855,953
Raytheon Co.	4,492	490,032	Time Warner, Inc.	7,160	630,366
		1,636,742	Walt Disney Co.	3,372	404,640
AIRLINES - 1.2%					1,890,959
JetBlue Airways Corp. *	30,620	703,648	MINING - 0.7%
			Alcoa, Inc.	39,699	391,829
AUTO & TRUCK PARTS - 0.9%
Lear Corp.	5,003	520,662	MISCELLANEOUS MANUFACTURING - 3.0%
			3M Co.	4,320	653,789
BANKS - 11.7%			General Electric Co.	27,055	706,135
Bank of America Corp.	96,736	1,729,640	Parker-Hannifin Corp.	2,866	323,142
Capital One Financial Corp.	8,688	706,334			1,683,066
JPMorgan Chase & Co.	28,048	1,922,129	OIL & GAS - 11.3%
Regions Financial Corp.	81,102	842,650	Chevron Corp.	11,936	1,056,097
Wells Fargo & Co.	24,640	1,425,917	ConocoPhillips	18,432	927,867
		6,626,670	EOG Resource, Inc.	9,554	737,473
BEVERAGES - 1.9%			Exxon Mobil Corp.	29,560	2,341,448
Coca-Cola Enterprises, Inc.	7,684	392,499	Marathon Oil Corp.	23,360	490,794
PepsiCo, Inc.	6,862	661,154	Marathon Petroleum Corp.	15,006	820,378
		1,053,653			6,374,057
BIOTECHNOLOGY - 2.1%			PHARMACEUTICALS - 9.0%
Amgen, Inc.	3,253	574,447	Cardinal Health, Inc.	8,166	693,947
Gilead Sciences, Inc.	5,116	602,972	Johnson & Johnson	15,498	1,553,055
		1,177,419	Merck & Co., Inc.	15,605	920,071
CHEMICALS - 3.2%			Pfizer, Inc.	53,405	1,925,784
Dow Chemical Co.	11,750	552,955			5,092,857
LyondellBasell Industries NV	8,460	793,802	REITS - 4.3%
Mosaic Co.	11,333	486,639	Alexandria Real Estate Equities, Inc.	7,135	661,486
		1,833,396	Equity LifeStyle Properties, Inc.	7,243	419,225
COMPUTERS - 1.9%			Equity Residential	9,213	689,225
Apple, Inc.	3,629	440,198	Public Storage	3,124	640,982
Western Digital Corp.	7,141	614,554			2,410,918
		1,054,752	RETAIL - 5.0%
COSMETICS / PERSONAL CARE - 0.7%			Home Depot, Inc.	6,987	817,689
The Procter & Gamble Co.	5,206	399,300	Macy's, Inc.	12,797	883,761
			Target Corp.	13,472	1,102,683
DIVERSIFIED FINANCIAL SERVICES - 4.8%					2,804,133
American Express Co.	8,798	669,176	SEMICONDUCTORS - 0.7%
Ameriprise Financial, Inc.	6,078	763,822	Intel Corp.	14,036	406,342
Discover Financial Services	13,810	770,736
Raymond James Financial, Inc.	8,131	479,729	SOFTWARE - 4.0%
		2,683,463	Microsoft Corp.	30,780	1,437,426
ELECTRIC - 6.7%			Oracle Corp.	20,505	818,970
American Electric Power, Inc.	16,924	957,391			2,256,396
CMS Energy Corp.	27,590	945,233	TELECOMMUNICATIONS - 4.3%
DTE Energy Co.	11,502	925,451	ARRIS Group, Inc. *	14,061	434,766
Public Service Enterprise Group, Inc.	23,021	959,285	AT&T, Inc.	16,735	581,374
		3,787,360	Cisco Systems, Inc.	49,710	1,412,758
ENVIRONMETNAL CONTROL - 1.3%					2,428,898
Waste Management, Inc.	14,095	720,677
			TOTAL COMMON STOCK (Cost - $49,489,487)		55,695,915
FOOD - 2.4%
Kroger Co.	19,148	751,368	SHORT - TERM INVESTMENT - 1.3%
Pinnacle Foods, Inc.	13,665	613,792	MONEY MARKET FUND - 1.3%
		1,365,160	STIT-STIC Prime Portfolio - 0.07% +
HEALTHCARE PRODUCTS - 1.4%			(Cost - $707,616)	707,616	707,616
Becton Dickinson and Co.	5,187	789,202
			TOTAL INVESTMENTS - 99.8% (Cost - $50,197,103) (a)		$ 56,403,531
HEALTHCARE SERVICES - 1.5%			OTHER ASSETS LESS LIABILITIES - 0.2%		134,074
Aetna, Inc.	7,729	873,145	NET ASSETS - 100.0%		$ 56,537,605
			* Non-income producing security.
HOME BUILDERS - 1.1%			+ Variable rate security. Interest rate is as of July 31, 2015.
PulteGroup, Inc.	31,467	651,996	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $50,968,468 and differs from market value by net unrealized appreciation (depreciation) on securities as follow:

INSURANCE - 7.2%
Allstate Corp.	13,915	959,439	Unrealized Appreciation:		$ 7,189,773
American International Group, Inc.	17,898	1,147,620	Unrealized Depreciation:		(1,754,710)
Berkshire Hathaway, Inc. *	2,440	348,286	Net Unrealized Appreciation:		$ 5,435,063
MetLife, Inc.	18,273	1,018,537
Progressive Corp.	19,847	605,333

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Alternative Income Fund
July 31, 2015

Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 97.3%
AGRICULTURE - 6.6%			PIPELINES - 22.8% (Continued)
Altria Group, Inc.	3,000	$ 163,140	Energy Transfer Partners LP - MLP	4,650	$ 238,060
Reynolds American, Inc.	4,000	343,160	EnLink Midstream Partners LP - MLP	2,000	39,340
		506,300	Enterprise Products Partners LP - MLP	2,000	56,660
AUTO MANUFACTURERS - 2.0%			Kidner Morgan, Inc.	4,000	138,560
Ford Motor Co.	10,000	148,300	Magellan Midstream Partners LP - MLP	1,000	70,400
			MarkWest Energy Partners LP - MLP	1,000	65,440
BANKS - 0.6%			ONEOK Partners LP - MLP	1,000	32,390
Deutsche Bank AG	1,277	44,721	Pembina Pipeline Corp.	2,000	58,180
			Plains All American Pipeline LP - MLP	2,000	83,500
CHEMICALS - 2.5%			Shell Midstream Partners LP - MLP	3,000	127,380
Dow Jones Chemical Co.	4,000	188,240	Spectra Energy Corp.	3,000	90,780
			Sunoco Logistics Partners LP - MLP	2,000	74,840
COMMERCIAL SERVICES - 4.7%			Targa Resources Partners LP - MLP	1,169	43,767
Macquarie Infrastructure Co. LLC	3,000	254,790	TC Pipelines LP - MLP	1,000	57,300
RR Donnelley & Sons Co.	6,000	105,300	TransCanada Corp.	1,000	38,910
		360,090	Williams Partners LP - MLP	2,000	92,260
ELECTRIC - 10.0%					1,736,297
Dominion Resources, Inc.	2,000	143,400	REITS - 2.3%
MDU Resources Group, Inc.	4,000	78,040	Getty Realty Corp.	2,000	33,240
NextEra Energy, Inc.	2,000	210,400	Highwoods Properties, Inc.	1,000	42,330
TECO Energy, Inc.	15,000	331,800	Lexington Realty Trust	3,000	25,800
		763,640	Mack-Cali Realty Corp.	1,000	20,840
ENERGY - ALTERNATE SOURCES - 0.8%			Universal Health Realty Income Trust	1,000	48,970
Clean Energy Fuels Corp. *	10,000	57,600			171,180
			SEMICONDUCTORS - 6.6%
ENGINEERING & CONSTRUCTION - 0.7%			Intel Corp.	10,000	289,500
Chicago Bridge & Iron Co.	1,000	53,140	Microchip Technology, Inc.	5,000	214,200
					503,700
ENVIRONMENTAL CONTROL - 3.9%			TELECOMMUNICATIONS - 16.5%
Coventa Holding Corp.	15,000	296,100	AT&T, Inc.	3,000	104,220
			CenturyLink, Inc.	3,000	85,800
GAS - 5.4%			Cisco Systems, Inc.	10,000	284,200
Atmos Energy Corp.	2,000	110,600	Deutsche Telekom AG - ADR	20,000	360,000
National Grid PLC - ADR	3,000	199,860	Frontier Communications Corp.	10,000	47,200
Sempra Energy	1,000	101,780	Vodafone Group PLC - ADR	10,000	377,800
		412,240			1,259,220
INTERNET - 0.5%
Yahoo!, Inc. *	1,000	36,670	TOTAL COMMON STOCK (Cost - $7,522,345)		7,403,188

IRON / STEEL - 0.7%			EXCHANGE TRADED FUND - 1.6%
Mesabi Trust	5,000	54,000	EQUITY FUND - 1.6%
			iShares Russell 2000 ETF (Cost - $123,170)	1,000	122,960
MINING - 0.6%
Freeport-Mcmoran, Inc.	4,000	47,000	SHORT-TERM INVESTMENT - 1.1%
			MONEY MARKET FUND - 1.1%
MISCELLANEOUS MANUFACTURING - 1.4%			Fidelity Institutional Money Market Funds - Money Market Portfolio 0.11% +
General Electric Co.	4,000	104,400	(Cost - $82,058)	82,058	82,058

OIL & GAS - 5.2%			TOTAL INVESTMENTS - 100.0% (Cost - $7,727,573) (a)		$ 7,608,206
BP PLC - ADR	5,000	184,850	OTHER ASSETS LESS LIABILITIES - 0.0%		2,138
ConocoPhillips	2,000	100,680	NET ASSETS - 100.0%		$ 7,610,344
Marathon Petroleum Corp.	2,000	109,340
		394,870	ADR - American Depositary Receipt
PHARMACEUTICALS - 3.5%			ETF - Exchange Traded Funds
AstraZeneca PLC - ADR	4,000	135,160	REIT - Real Estate Investment Trust
GlaxoSmithKline PLC - ADR	3,000	130,320	MLP - Master Limited Partnership
		265,480	* Non income Producing Security.
PIPELINES - 22.8%			+ Variable Rate Security. Interest rate as of July 31, 2015.
Buckeye Partners LP - MLP	1,000	74,970	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $7,728,001
Columbia Pipeline Group, Inc.	6,000	175,080	and differs from market value by net unrealized appreciation (depreciation) on securities as follow:
DCP Midstream Partners LP - MLP	1,000	31,200		Unrealized Appreciation:	$ 562,314
Enbridge, Inc.	2,000	87,120		Unrealized Depreciation:	(682,109)
Energy Transfer Equity LP - MLP	2,000	60,160		Net Unrealized Depreciation:	$ (119,795)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Focused Large Cap Growth Fund
July 31, 2015

Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 98.8%			MACHINERY-DIVERSIFIED - 2.1%
AEROSPACE/DEFENSE - 2.4%			The Middleby Corp. *	10,829	$ 1,328,718
TransDigm Group, Inc. *	6,568	$ 1,486,338
			MEDIA - 2.3%
APPAREL - 4.1%			Walt Disney Co.	12,079	1,449,480
Under Armour, Inc. - Class A *	25,449	2,527,849
			RETAIL - 13.7%
BIOTECHNOLOGY - 18.1%			Chipotle Mexican Grill, Inc. - Class A *	2,421	1,796,939
Alexion Pharmaceuticals, Inc. *	8,319	1,642,503	Domino's Pizza, Inc.	5,412	616,102
Biogen Idec, Inc. *	3,929	1,252,487	Starbucks Corp.	66,226	3,836,472
BioMarin Pharmaceutical, Inc. *	4,837	707,508	TJX Cos, Inc.	19,064	1,331,048
Celgene Corp. *	20,488	2,689,050	Ulta Salon Cosmetics & Fragrance, Inc. *	5,923	983,397
Illumina, Inc. *	9,475	2,077,867			8,563,958
Regeneron Pharmaceuticals, Inc. *	5,268	2,916,682	SEMICONDUCTORS - 2.9%
		11,286,097	ARM Holdings PLC - ADR	38,198	1,796,834
CHEMICALS - 1.6%
Monsanto Co.	9,698	988,129	SOFTWARE - 6.2%
			Salesforce.com, Inc. *	38,178	2,798,447
COMMERCIAL SERVICES - 5.6%			Workday, Inc. - Class A *	12,402	1,045,861
MasterCard, Inc. - Class A	25,905	2,523,147			3,844,308
Paypal Holdings, Inc. *	24,819	960,495	TELECOMMUNICATIONS - 2.0%
		3,483,642	Palo Alto Networks, Inc. *	6,757	1,255,653
COMPUTERS - 2.9%
Apple, Inc.	14,689	1,781,776	TOTAL COMMON STOCK
			(Cost - $46,958,355)		61,578,464
DIVERSIFIED FINANCIAL SERVICES - 4.5%
Visa, Inc. - Class A	37,106	2,795,566	SHORT-TERM INVESTMENT - 1.4%
			MONEY MARKET FUND - 1.4%
INTERNET - 30.4%			First American Prime Obligations Fund, 0.04% +	873,699	873,699
Amazon.com, Inc. *	3,666	1,965,526	TOTAL SHORT-TERM INVESTMENT
Baidu, Inc. - ADR *	4,812	830,840	(Cost - $873,699)
Facebook, Inc. - Class A *	52,013	4,889,742
Fireeye, Inc. *	20,642	918,363	TOTAL INVESTMENTS - 100.2% (Cost - $47,832,054) (a)		$ 62,452,163
Google, Inc. *	2,619	1,638,473	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2) %		(46,148)
LinkedIn Corp. - Class A *	14,262	2,898,894	NET ASSETS - 100.0%		$ 62,406,015
Priceline Group, Inc. *	2,312	2,875,134
Splunk, Inc. *	18,776	1,313,193	* Non-Income producing security.
TripAdvisor, Inc. *	11,410	905,726	ADR - American Depositary Receipt.
Twitter, Inc. *	24,322	754,225	+ Variable rate security. Interest rate is as of July 31, 2015.
		18,990,116

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $48,016,603 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

			Unrealized Appreciation		$ 15,533,744
			Unrealized Depreciation		(1,098,184)
			Net Unrealized Appreciation		$ 14,435,560

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund
July 31, 2015

Security	Shares	Value	Security		Shares	Value
COMMON STOCK - 94.8%			BANKS (Continued) - 9.1%
AEROSPACE/DEFENSE - 1.0%			China Merchants Bank Co. Ltd.		111,000	$ 286,737
Airbus Group NV	10,769	$ 768,027	China Minsheng Banking Corp. Ltd.		91,500	102,867
Airbus Group NV - ADR	2,823	49,995	Industrial & Commercial Bank of China Ltd. - ADR		6,000	82,260
		818,022	Industrial & Commercial Bank of China Ltd.		1,096,000	752,949
AGRICULTURE - 1.1%			ING Groep NV - ADR		24,253	411,816
Japan Tobacco, Inc.	14,200	551,088	Itau Unibanco Holding SA - ADR		11,589	100,588
Swedish Match AB	10,619	326,890	Mediobanca SpA		37,343	408,873
		877,978	Mizuho Financial Group Inc.		68,400	149,117
AIRLINES - 0.9%			Nordea Bank AB		32,468	406,281
ANA Holdings, Inc.	109,000	347,018	Sberbank of Russia - ADR		23,147	114,173
Japan Airlines Co., Ltd.	10,900	411,164	Seven Bank Ltd		39,400	187,615
Turk Hava Yollari *	1	3	Skandinaviska Enskilda Banken AB		7,252	85,840
		758,185	Swedbank AB		8,879	209,026
APPAREL - 0.7%			Turkiye Is Bankasi		82,833	161,553
Adidas-Salomon AG - ADR	462	18,910	Yamaguchi Financial Group Inc.		12,000	160,183
Christian Dior SE	377	78,347				7,475,063
LVMH Moet Hennessy Louis Vuitton	2,680	503,669	BEVERAGES - 1.9%
		600,926	Anheuser-Busch InBev NV - ADR		3,505	419,023
AUTO MANUFACTURERS - 4.2%			Anheuser-Busch InBev NV		2,506	300,825
Daimler AG	10,343	929,577	Carlsberg A/S		7,167	627,407
Fiat Chrysler Automobiles NV *	52,738	833,475	Heineken NV - ADR		1,884	74,380
Hino Motors	24,700	319,581	Heineken NV		2,046	161,651
Peugeot SA *	24,446	491,304				1,583,286
Porsche Automobil Holding SE - ADR	14,473	108,113	BUILDING MATERIALS - 2.0%
Renault SA	2,660	246,022	Asahi Glass Co., Ltd.		43,000	251,876
Volkswagen AG	1,083	220,081	Cie de Saint-Gobain		4,573	217,673
Volvo AB	24,943	297,331	Fletcher Building Ltd.		50,427	264,941
		3,445,484	Geberit AG		742	257,674
AUTO PARTS & EQUIPMENT - 3.1%			HeidelbergCement AG		3,171	242,638
Bridgestone Corp.	4,400	165,824	Lafarge SA		5,875	342,233
Cie Generale des Etablissements Michelin - ADR	8,223	161,089	Sika AG		18	65,514
Cie Generale des Etablissements Michelin	2,615	257,179				1,642,549
Continental AG - ADR	1,467	65,546	CHEMICALS - 4.8%
Continental AG	2,278	511,665	Akzo Nobel NV		2,857	205,391
GKN PLC	95,089	471,867	Asahi Kasei Corp.		18,000	136,706
NOK Corp	4,100	120,069	Daicel Corp.		23,000	311,682
Sumitomo Electric Industries Ltd.	15,100	225,166	EMS-Chemie Holding AG		367	179,462
Toyota Gosei Co. Ltd.	8,400	185,573	Givaudan SA		240	448,198
Toyota Industries Corp.	1,900	105,155	K+S AG		5,344	220,293
Valeo SA	2,303	308,376	Koninkliijke DSM NV		2,210	126,715
		2,577,509	Linde AG		821	155,677
BANKS - 9.1%			Lonza Group AG		1,736	252,635
Agricultural Bank of China Ltd.	411,000	185,406	Mitsubishi Chemical Holdings Corp.		22,500	146,819
Banco de Sabadell SA	60,859	139,306	Novozymes A/S - ADR		7,260	379,916
Banco do Brasil SA - ADR	19,850	127,636	Shin-Etsu Chemical Co. Ltd.		5,000	298,940
Bank Hapoalim BM	92,680	516,257	Sumitomo Chemical Co. Ltd.		44,000	250,950
Bank Leumi Le-Israel BM *	54,789	239,388	Umicore SA		19,876	874,814
Bank of China Ltd. - ADR	3,400	46,240				3,988,198
Bank of China Ltd. - ADR	853,000	466,117	COMMERCIAL SERVICES - 1.2%
Bank of Communications Co. Ltd.	384,000	337,524	Adecco SA		1,286	107,756
Bank of Yokohama Ltd.	38,000	241,405	Atlantia SpA		9,006	241,625
Bank Rakyat Indonesia Persero Tbk PT	50,900	37,564	Dai Nippon Printing Co. Ltd.		18,000	199,690
CaixaBank SA	35,738	160,235	Edenred		6,784	169,885
China CITIC Bank Corp. Ltd. *	573,000	408,443	Randstad Holding NV		2,342	160,690
China Construction Bank Corp. - ADR	13,502	219,543	Toppan Printing Co. Ltd.		9,000	78,194
China Construction Bank Corp.	895,000	730,121				957,840

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
July 31, 2015
Security	Shares	Value	Security		Shares	Value
COMPUTERS - 0.9%			FOOD (Continued) - 4.5%
Atos	1,664	$ 127,034	Orkla ASA - ADR		10,873	$ 86,658
Fujitsu Ltd.	30,000	157,347	Seven & I Holdings Co. Ltd. - ADR		3,700	85,341
TDK Corp.	6,300	440,436	Seven & I Holdings Co. Ltd.		5,300	244,500
		724,817	Unilever PLC - ADR		23,193	1,051,339
COSMETICS/PERSONAL CARE - 2.8%			Unilever PLC		12,331	558,766
Beiersdorf AG	855	73,393				3,724,487
Kao Corp.	8,900	451,108	FOREST PRODUCTS & PAPER - 0.2%
L'Oreal SA - ADR	2,000	74,600	Stora Enso OYJ		13,942	131,881
L'Oreal SA	1,725	323,937
Svenska Cellulosa AB SCA - ADR	3,200	91,200	GAS - 0.4%
Unicharm Corp	9,900	237,627	Gas Natural SDG SA		14,125	308,012
Unilever NV - Dutch Cert	14,790	665,673
Unilever NV - NY Reg. Shares	8,317	372,851	HAND/MACHINE TOOLS - 0.6%
		2,290,389	Sandvik AB		35,754	364,102
DISTRIBUTION / WHOLESALE - 1.3%			Schindler Holding AG		1,047	170,805
Mitsubishi Corp.	18,100	390,461				534,907
Mitsui & Co. Ltd.	28,800	373,610	HEALTHCARE - PRODUCTS - 1.0%
Sumitomo Corp.	17,200	195,220	Coloplast A/S		2,282	165,448
Toyota Tsusho Corp.	5,300	134,320	Essilor International SA		1,861	239,474
		1,093,611	Sonova Holding AG		647	92,470
DIVERSIFIED FINANANCIAL SERVICES - 0.9%			Sysmex Corp. - ADR		5,090	164,712
CITIC Securities Co. Ltd.	38,000	103,863	Terumo Corp.		6,000	154,643
Deutsche Boerse AG	903	82,414				816,747
Haitong Securities Co. Ltd.	72,800	131,721	HEALTHCARE - SERVICES- 0.1%
Hong Kong Exchanges and Clearing Ltd. - ADR	5,700	153,900	Fresenius Medical Care AG & Co KGaA - ADR		1,401	57,301
Hong Kong Exchanges and Clearing Ltd. - ADR	3,500	94,791
Julius Baer Group Ltd. - ADR	6,600	72,732	HOLDING COMPANIES-DIVERSIFIED - 0.2%
Shinhan Financial Group Co. Ltd.	2,844	101,765	Haci Omer Sabanci Holdings AS		1	2
		741,186	Industrivarden AB - C shares		4,303	81,677
ELECTRICAL COMPONENTS & EQUIPMENT - 1.3%			Swire Pacific Ltd.		30,000	70,495
Brother Industries Ltd.	14,500	200,264				152,174
Legrand A	2,937	181,523	HOME FURNISHINGS - 0.9%
Osram Licht AG *	3,407	194,454	Arcelik AS		1	5
Schneider Electric SE	7,618	533,910	Electrolux AB - Series B		9,343	269,564
		1,110,151	Sony Corp. *		16,300	461,953
ELECTRONICS - 1.5%						731,522
Hirose Electric Co. Ltd.	230	27,430	HOUSEHOLD PRODUCTS - 0.7%
Hoya Corp	5,300	224,083	Societe BIC SA		3,283	564,788
Keyence Corp.	200	100,727
Murata Manufacturing Co. Ltd.	2,900	429,555	INSURANCE - 7.6%
NEC Corp.	68,000	217,137	Aegon NV		16,547	127,872
Omron Corp.	5,200	203,712	Aegon NV - NY Reg. Shares		6,847	52,722
		1,202,644	Ageas		10,347	428,013
ENGINEERING & CONSTRUCTION - 0.2%			China Life Insurance Co. Ltd. - ADR		26,073	481,568
ACS Actividades de Construccion y Servicios SA	4,807	162,085	China Life Insurance Co. Ltd. - H Shares		22,000	81,033
			China Pacific Insurance Group Co. Ltd.		31,400	131,630
ENTERTAINMENT - 0.3%			CNP Assurances		6,382	107,763
Oriental Land Co. Ltd.	3,800	240,971	Dai-ichi Life Insurance Co. Ltd.		29,500	599,094
			Dongbu Insurance Co. Ltd.		12,677	602,556
FOOD - 4.5%			Gjensidige Forsikring ASA		6,261	100,959
Ajinomoto Co., Inc.	21,000	482,849	Hannover Rueck SE		2,790	297,591
BRF SA - ADR	8,200	171,462	MS&AD Insurance Group Holdings, Inc.		10,500	330,603
Chocoladefabriken Lindt & Sprungli AG	39	220,017	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen		1,340	247,418
Colruyt SA	4,359	212,621	New China Life Insurance Co. Ltd.		6,000	25,788
JBS SA	67,400	302,278	NN Group NV		10,563	326,998
Kerry Group PLC	1,389	106,045	Ping An Insurance Group Co of China Ltd		58,000	333,769
MEIJI Holdings Co. Ltd.	1,000	142,004	Powszechny Zaklad Ubezpieczen SA		4,014	460,071
Nestle SA	798	60,607	Sony Financial Holdings Inc.		12,900	246,546

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
July 31, 2015
Security	Shares	Value	Security		Shares	Value
INSURANCE - 7.6% (Continued)			OIL & GAS - 2.2%
Swiss Re AG	820	$ 74,056	Ecopetrol SA - ADR		13,583	$ 153,352
T&D Holdings, Inc.	16,400	249,685	Gazprom OAO - ADR		116,447	534,492
Tokio Marine Holdings, Inc. - ADR	6,248	261,166	Lukoil OAO - ADR		9,468	391,975
Tokio Marine Holdings, Inc.	14,800	616,194	Neste Oil OYJ		8,670	242,689
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,363	81,881	Rosneft OAO - GDR		54,536	209,195
		6,264,976	Surgutneftegas OAO - ADR		22,795	126,056
INTERNET - 0.2%			Tatneft OAO - ADR		5,219	152,003
United Internet AG	3,514	174,495				1,809,762
			PACKAGING & CONTAINERS - 0.1%
IRON/STELL - 0.9%			Toyo Seikan Group Holdings Ltd.		3,100	48,294
JFE Holdings, Inc.	7,800	146,032
Nippon Steel & Sumitomo Metal Corp.	122,000	288,115	PHARMACEUTICALS - 12.4%
Severstal PAO - GDR	8,969	101,170	Actelion Ltd.		375	55,675
ThyssenKrupp AG	4,607	117,381	Astellas Pharma, Inc.		30,000	451,467
Vale SA - ADR	14,094	60,463	AstraZeneca PLC - ADR		6,800	229,772
		713,161	Bayer AG - ADR		700	103,432
MACHINERY CONSTRUCTION & MINING - 1.9%			Bayer AG		6,589	977,603
ABB Ltd. - ADR	1,160	23,525	Chugai Pharmaceutical Co. Ltd.		10,100	367,315
Abb Ltd.	20,038	409,183	Eaisai Co. Ltd.		4,400	287,108
Altas Copco AB - ADR	4,100	111,971	GlaxoSmithKline PLC - ADR		1,700	73,848
Atlas Copco AB - A Shares	6,565	180,447	Grifols SA - ADR		2,652	86,057
Atlas Copco AB - B Shares	5,645	139,506	Kyowa Hakko Kirin Co. Ltd.		14,000	227,761
Hitachi Construction Machinery Co. Ltd.	8,900	147,945	Medipal Holdings Corp.		9,900	176,234
Hitachi Ltd.	30,000	194,324	Merck KGaA		690	70,547
Komatsu Ltd.	11,100	205,075	Novartis AG - ADR		1,200	124,500
Mitsubishi Electric Corp.	15,000	161,071	Novartis AG		710	73,963
		1,573,047	Novo Nordisk A/S - ADR		8,187	482,706
MACHINERY - DIVERSIFIED - 0.3%			Novo Nordisk A/S		16,294	966,200
Amada Co. Ltd.	1,900	18,607	Otsuka Holdings Co Ltd		6,200	222,566
Hexagon AB - B Shares	5,707	185,331	Richter Gedeon Nyrt		34,309	553,529
Kone OYJ	2,252	94,952	Roche Holding AG - ADR		1,831	66,117
		298,890	Roche Holding AG-BR		848	243,627
MEDIA - 0.8%			Roche Holding AG- Genusschein		3,674	1,065,691
ITV PLC	54,584	238,602	Sanofi		10,729	1,161,913
ProSiebenSat.1 Media AG	8,517	437,458	Shire PLC - ADR		3,316	884,742
		676,060	Shire PLC		2,734	242,665
METAL FABRICATE / HARDWARE - 0.5%			Sumitomo Dainippon Pharma Co. Ltd.		29,700	355,087
Assa Abloy AB - ADR	16,500	166,650	Suzuken Co. Ltd.		2,750	97,284
Assa Abloy AB	7,878	160,764	Takeda Pharmaceutical Co. Ltd.		4,800	241,446
SKF AB	4,804	94,435	Teva Pharmaceutical Industries Ltd. - ADR		2,500	172,550
		421,849	Teva Pharmaceutical Industries Ltd.		619	42,548
MINING - 0.4%			UCB SA		1,429	111,090
Boliden AB	13,983	259,516				10,215,043
Mitsubishi Materials Corp.	21,000	76,006	REAL ESTATE - 1.3%
		335,522	BR Malls Participacoes SA		13,600	50,708
MISCELLANEOUS MANUFACTURING - 1.8%			China Resources Land Ltd		84,000	235,354
FUJIFILM Holdings Corp.	18,500	733,539	Deutsche Annington Immobilien SE		14,557	456,307
Konica Minolta Holdings, Inc.	24,000	299,054	Deutsche Wohnen AG		3,073	76,173
Largan Precision Co. Ltd.	3,000	303,797	Hysan Development Co. Ltd.		10,000	42,804
Sulzer AG	297	30,618	Longfor Properties Co. Ltd.		118,500	169,218
Wartsila OYJ Abp	2,638	121,822	SOHO China Ltd.		15,500	9,750
		1,488,830				1,040,314
OFFICE / BUSINESS EQUIPMENT - 0.9%			REITS - 0.2%
Canon, Inc. - ADR	5,612	179,416	Link REIT		29,500	173,435
Canon, Inc.	18,700	598,188
		777,604

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
July 31, 2015
Security	Shares	Value	Security	Dividend Rate (%)	Shares	Value
RETAIL - 2.9%			PREFERRED STOCK - 3.4%
Citizen Holdings Co. Ltd.	8,900	$ 59,363	AUTO MANUFACTURERS - 1.1%
Dixons Carphone PLC	20,323	144,488	Bayerische Motoren Werke AG	2.9200	2,202	$ 173,161
Fast Retailing Co. Ltd.	800	395,678	Porsche Automobil Holding SE	2.0100	1,500	113,587
Hennes & Mauritz AB - B Shares - ADR	11,573	91,774	Volkswagon AG	4.8600	2,952	594,868
Hennes & Mauritz AB - B Shares	7,260	290,305				881,616
Industria de Diseno Textil SA	13,723	472,741	BANKS - 0.4%
Kering	1,978	382,701	Banco Bradesco SA	1.0779	35,300	281,344
Luxottica Group SpA	5,980	435,684	Itau Unbanco Holding SA	1.2149	8,690	76,240
Swatch Group	855	70,354				357,584
Yamada Denki Co. Ltd.	25,200	96,273	COSMETICS - 0.8%
		2,439,361	Amorepacific Corp.	0.4600	3,580	614,064
SEMICONDUCTORS - 1.4%
ARM Holdings PLC - ADR	3,250	152,880	ELECTRIC - 0.4%
ASML Holding NV	2,339	233,599	Cia Energetica de Sao Paulo	5.4143	20,600	114,488
ASML Holding NV - NY Reg. Shares	3,840	380,813	RWE AG	1.0000	15,559	248,836
Rohm Co. Ltd.	1,900	109,833				363,324
Samsung Electronics Co. Ltd. - GDR - Reg S	375	146,550	HOLDINGS COMPANIES - DIVERSIFIED - 0.5%
STMicroelectronics NV - ADR - NY Reg. Shares	15,017	116,682	Itausa - Investimentos Itau SA	0.4036	154,000	375,577
		1,140,357
SOFTWARE - 1.6%			IRON / STEEL - 0.1%
Amadeus IT Holding SA - A Shares	10,559	463,132	Vale SA	0.6029	28,100	119,681
SAP SE - ADR	2,018	144,630
SAP SE	9,607	693,432	SEMICONDUCTORS - 0.1%
		1,301,194	Samsung Electronics Co. Ltd.	2.2900	77	60,562
TELECOMMUNICATIONS - 7.0%
Alcatel-Lucent - ADR *	34,110	127,571	TOTAL PREFERRED STOCK (Cost - $3,331,647)			2,772,408
Altice SA	3,859	489,431
BT Group PLC - ADR	2,688	194235	SHORT-TERM INVESTMENT - 2.8%
China Unicom Hong Kong Ltd. - ADR	16,984	239,305	MONEY MARKET FUND - 2.8%
Elisa OYJ	6,671	225,650	Fidelity Institutional Money Market Funds - Government
NICE-Systems Ltd	1,152	74,100	Portfolio 0.01% +, ^ (Cost - $2,306,202)		2,306,202	2,306,202
Nippon Telegraph & Telephone Corp.	7,800	300339
Nokia OYJ - ADR	37,913	267,287	TOTAL INVESTMENTS - 101.0% (Cost - $79,181,276) (a)			$ 83,150,196
Orange SA - ADR	9,406	154,164	LIABILITIES LESS OTHER ASSETS - (1.0) %			(772,607)
Proximus	6,096	230,874	NET ASSETS - 100.0%			$ 82,377,589
SES SA - ADR	2,947	91,496
Swisscom AG	678	395887
TDC A/S	1,721	13,045	* Non-income producing security.
Telecom Italia SpA *	299,775	399,097	ADR - American Depositary Receipt.
Telecom Italia SpA	512,486	534,489	GDR - Global Depositary Receipt.
Telefonaktiebolaget LM Ericsson - ADR	24,728	265,331	NV - Non-Voting
Telefonaktiebolaget LM Ericsson	53,276	572,487	REIT - Real Estate Investment Trust.
Telefonica Brasil SA - ADR	29,000	377,580	+ Variable rate security. Interest rate is as of July 31, 2015.
Telefonica SA	27,119	417931	^ All or part of the security was held as collateral for forward foreign currency contracts outstanding as of July 31, 2015
Telenet Group Holding NV *	370	20,981
Telenor ASA	7,556	166,551	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $79,488,961 and differs from market value by net unrealized appreciation (depreciation) on securities as follow:
TeliaSonera AB	11,163	68,180
Turk Telekomunikasyon AS	37,604	93630			Unrealized Appreciation:	$ 7,071,746
Vodafone Group PLC - ADR	1,018	38,460			Unrealized Depreciation:	(3,410,511)
		5,758,101			Net Unrealized Appreciation:	$ 3,661,235
TRANSPORTATION - 2.6%
Central Japan Railway Co.	1,800	314,832
Deutsche Post AG - ADR	7,242	219,288
Deutsche Post AG	14,034	426,171
DSV A/S	8,466	291,169
East Japan Railway Co.	3,100	305,745
Hankyu Hanshin Holdings, Inc.	41,000	258,945
Keio Corp.	18,000	149,728
Nippon Express Co. Ltd.	27,000	142,700
		2,108,578

TOTAL COMMON STOCK (Cost - $73,543,427)		78,071,586

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
July 31, 2015

Forward Currency Contracts
					Unrealized
	Settlement			U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Local Currency	Value	(Depreciation)
To Buy:
Japanese Yen	8/3/2015	Bank of New York	20,804,223	$ 167,836	$ (139)
Japanese Yen	8/4/2015	Bank of New York	34,684,393	279,815	962
Australian Dollar	9/16/2015	Royal Bank of Scotland	6,726,966	4,923,292	(201,865)
British Pound	9/16/2015	Deutsche Bank	5,705,825	8,901,773	166,840
British Pound	9/16/2015	Royal Bank of Scotland	559,592	873,031	1,560
Canadian Dollar	9/16/2015	UBS	7,065,435	5,426,800	(295,565)
Danish Krona	9/16/2015	UBS	2,854,118	422,510	(5,994)
Euro	9/16/2015	Bank of New York	4,964,858	5,481,888	(71,712)
Hong Kong Dollar	9/16/2015	UBS	13,618,088	1,756,604	192
Israeli Shekel	9/16/2015	Royal Bank of Scotland	107,263	28,490	167
Japanese Yen	9/16/2015	Bank of New York	220,713,570	1,781,706	(9,192)
Japanese Yen	9/16/2015	JPM	2,162,811	17,459	(13)
New Zealand Dollar	9/16/2015	Royal Bank of Scotland	188,729	124,761	(6,975)
Norwegian Krone	9/16/2015	Royal Bank of Scotland	1,548,738	190,052	(6,884)
Singapore Dollar	9/16/2015	UBS	1,100,611	803,214	(8,248)
Swedish Krona	9/16/2015	UBS	3,579,016	417,329	(12,653)
Swiss Franc	9/16/2015	Deutsche Bank	36,840	38,340	(717)
Swiss Franc	9/16/2015	UBS	1,448,191	1,507,097	(45,175)
					$ (495,411)

					Unrealized
	Settlement			U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Local Currency	Value	(Depreciation)
To Sell:
Hong Kong Dollar	8/3/2015	UBS	276,068	$ 35,611	$ -
Japanese Yen	8/3/2015	Bank of New York	33,595,111	271,025	(884)
Australian Dollar	9/16/2015	Royal Bank of Scotland	312,803	242,689	16,075
British Pound	9/16/2015	Royal Bank of Scotland	742,646	1,158,617	(5,695)
Canadian Dollar	9/16/2015	UBS	297,818	228,747	8,867
Danish Krona	9/16/2015	UBS	15,066,763	2,230,409	40,939
Euro	9/16/2015	Bank of New York	15,198,226	16,781,263	299,203
Euro	9/16/2015	UBS	68,028	75,114	(716)
Hong Kong Dollar	9/16/2015	Bank of New York	317,902	41,006	5
Hong Kong Dollar	9/16/2015	UBS	3,802,624	490,503	(60)
Israeli Shekel	9/16/2015	Royal Bank of Scotland	2,275,063	604,282	(7,959)
Japanese Yen	9/16/2015	Bank of New York	1,057,017,619	8,532,746	(26,813)
New Zealand Dollar	9/16/2015	Royal Bank of Scotland	580,441	383,705	9,961
Norwegian Krone	9/16/2015	Royal Bank of Scotland	2,235,900	274,377	11,892
Swedish Krona	9/16/2015	Bank of New York	11,270,127	1,314,147	42,580
Swedish Krona	9/16/2015	UBS	17,185,913	2,003,953	46,136
Swiss Franc	9/16/2015	UBS	733,444	763,305	6,195
					$ 439,726

Total unrealized loss on forward foreign currency contracts					$ (55,685)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Real Estate Stock Fund
July 31, 2015

Security	Shares	Value	Security	Shares	Value
REITS - 99.4%			OFFICE (Continued) - 13.7%
APARTMENTS - 24.4%			Paramount Group, Inc.	31,550	$ 563,799
AvalonBay Communities, Inc.	16,092	$ 2,773,295	Parkway Properties, Inc.	17,530	314,488
Equity Residential	50,790	3,799,600			6,779,318
Essex Property Trust, Inc.	15,410	3,465,863	REGIONAL MALLS - 14.4%
UDR, Inc.	60,810	2,055,986	Macerich Co.	10,910	863,636
		12,094,744	Simon Property Group, Inc.	28,641	5,362,168
DIVERSIFIED - 3.2%			Taubman Centers, Inc.	12,280	918,544
Vornado Realty Trust	16,120	1,572,506			7,144,348
			SELF STORAGE - 10.9%
HEALTHCARE - 10.7%			CubeSmart	73,940	1,934,270
Health Care REIT, Inc.	36,300	2,518,131	Extra Space Storage, Inc.	29,520	2,170,310
National Health Investors, Inc.	6,110	398,678	Sovran Self Storage, Inc.	13,590	1,293,904
Physicians Realty Trust	39,840	639,034			5,398,484
Sabra Health Care REIT, Inc.	6,330	173,126	SHOPPING CENTERS - 10.2%
Ventas, Inc.	23,380	1,568,564	Acadia Realty Trust	40,768	1,303,761
		5,297,533	Kimco Realty Corp.	41,000	1,013,110
HOTELS - 9.9%			Regency Centers Corp.	29,070	1,859,608
Ashford Hospitality Trust, Inc.	25,816	225,632	Tanger Factory Outlet Centers, Inc.	28,040	910,739
Chatham Lodging Trust	21,080	569,582			5,087,218
Chesapeake Lodging Trust	29,900	958,893
DiamondRock Hospitality Co.	54,980	693,298	TOTAL REITS (Cost - $41,188,138)		49,301,454
FelCor Lodging Trust, Inc.	105,800	990,288
Hilton Worldwide Holdings, Inc. *	13,890	372,947	SHORT-TERM INVESTMENT - 0.6%
Host Hotels & Resorts, Inc.	28,680	555,818	MONEY MARKET FUND - 0.6%
LaSalle Hotel Properties	16,460	547,625	Fidelity Institutional Money Market
		4,914,083	Fund - Government Portfolio, 0.01% +	294,323	294,323
INDUSTRIAL - 2.0%			TOTAL SHORT-TERM INVESTMENT
Prologis, Inc.	24,950	1,013,220	(Cost - $294,323)

OFFICE - 13.7%			TOTAL INVESTMENTS - 100.0% (Cost - $41,482,461)(a)		$ 49,595,777
Alexandria Real Estate Equities, Inc.	6,310	585,000	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0) %		(15,417)
Boston Properties, Inc.	16,210	1,998,369	TOTAL NET ASSETS - 100.00%		$ 49,580,360
Brandywine Realty Trust	28,060	386,386
Highwoods Properties, Inc.	33,860	1,433,294	REITS - Real Estate Investment Trusts.
Kilroy Realty Corp.	21,143	1,497,982	* Non-income producing security.
			+ Variable rate security. Interest rate is as of July 31, 2015.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $42,159,874 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:
			Unrealized Appreciation		$ 8,427,186
			Unrealized Depreciation		(991,283)
			Net Unrealized Appreciation		$ 7,435,903

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Value Fund
July 31, 2015

Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 96.5%
AEROSPACE / DEFENSE - 1.0%			ELECTRONICS - 3.9%
Ducommun, Inc. *	10,840	$ 259,618	Checkpoint Systems, Inc.	10,500	$ 91,770
			II-VI, Inc. *	14,840	252,280
AUTO PARTS & EQUIPMENT - 1.0%			OSI Systems, Inc. *	4,110	288,440
Cooper Tire & Rubber Co.	8,170	269,038	Sanmina Corp. *	12,975	286,358
			Zagg, Inc. *	18,412	143,061
BANKS - 14.0%					1,061,909
1st Source Corp.	3,689	125,389	ENGINEERING & CONSTRUCTION - 0.8%
BancFirst Corp.	2,200	139,942	KBR, Inc.	13,210	230,779
BancorpSouth, Inc.	12,250	309,557
Banner Corp.	7,870	375,084	ENTERTAINMENT - 1.6%
Central Pacific Financial Corp	12,519	291,568	Marriott Vacations Worldwide Corp.	5,420	453,112
First Citizens BancShares, Inc. - Class B	1,110	284,537
First Interstate BancSystem, Inc.	8,468	234,818	FOOD - 1.8%
First Midwest Bancorp, Inc.	15,830	297,129	Dean Foods Co.	12,391	220,560
Hanmi Financial Corp.	14,900	377,119	Ingles Markets, Inc.	5,608	259,538
Southwest Bancorp, Inc.	12,160	213,165			480,098
Towne Bank/Portsmouth VA	8,990	158,673	FOREST PRODUCTS & PAPER - 0.7%
Trico Bancshares	6,711	166,366	PH Glatfelter Co.	9,230	188,384
Trustmark Corp.	14,210	341,608
Wintrust Financial Corp.	6,653	358,730	GAS - 3.1%
Yadkin Financial Corp.	8,395	180,157	Laclede Group, Inc.	6,010	325,201
		3,853,842	Piedmont Natural Gas Co,. Inc.	7,010	266,450
BUILDING MATERIALS - 1.0%			WGL Holdings, Inc.	4,680	261,612
Apogee Enterprises, Inc.	4,800	264,864			853,263
			HEALTHCARE - PRODUCTS - 1.8%
CHEMICALS - 2.6%			Greatbatch, Inc. *	92,880	506,038
Kronos Worldwide, Inc.	23,300	229,272
Minerals Technologies, Inc.	4,240	274,540	HOME BUILDERS - 2.2%
Stepan Co.	4,100	200,941	Ryland Group, Inc.	6,300	286,461
		704,753	Taylor Morrison Home Corp. Class A *	17,130	329,753
COMMERCIAL SERVICES - 4.1%					616,214
Korn/Ferry International *	7,440	249,091	INSURANCE - 5.9%
LendingTree, Inc. *	3,100	257,052	Aspen Insurance Holdings Ltd.	6,600	317,394
Navigant Consulting, Inc. *	20,400	320,688	Employers Holdings, Inc.	9,040	216,960
RPX Corp. *	19,030	294,584	Endurance Specialty Holdings Ltd.	4,250	295,333
		1,121,415	First American Financial Corp.	9,520	386,322
COMPUTERS - 2.5%			Hanover Insurance Group, Inc.	4,950	400,208
DST Systems, Inc.	3,070	335,090			1,616,217
Insight Enterprises, Inc. *	13,390	361,396	LEISURE TIME - 1.0%
		696,486	Nautilus, Inc. *	12,898	272,535
COSMETICS / PERSONAL CARE - 0.3%
Revlon, Inc. * Class A	2,487	89,457	MACHINERY - CONSTRUCTION & MINING - 0.8%
			Terex Corp.	10,150	224,924
DIVERSIFIED FINANCIAL SERVICES - 0.9%
KCG Holdings, Inc.	23,960	254,455	MISCELLANEOUS MANUFACTURING - 1.9%
			Crane Co.	4,400	234,080
ELECTRIC - 2.9%			ITT Corp.	7,470	283,860
ALLETE, Inc.	4,750	229,377			517,940
PNM Resources, Inc.	10,190	268,812	OIL & GAS - 3.4%
Portoland General Electric Co.	8,050	289,880	Murphy USA, Inc. *	4,750	260,110
		788,069	PDC Energy, Inc. *	5,569	261,465
ELECTRICAL COMPONENTS & EQUIPMENT - 1.0%			Unit Corp. *	9,580	189,013
Littelfuse, Inc.	3,030	278,760	WPX Energy, Inc. *	26,180	227,766
					938,354

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Value Fund (Continued)
July 31, 2015

Security	Shares	Value	Security	Shares	Value
OIL & GAS SERVICES - 1.5%			TELECOMMUNICATIONS - 3.4%
Pioneer Energy Services Corp. *	47,653	$ 174,410	Atlantic Tele-Network, Inc.	3,940	$ 278,716
Superior Energy Services, Inc.	13,990	237,830	EarthLink Holdings Corp.	31,426	230,667
		412,240	Polycom, Inc. *	22,780	259,236
PHARMACEUTICALS - 3.6%			Spok Holdings, Inc.	10,330	172,821
PharMerica Corp. *	10,570	361,177			941,440
Progenics Pharmaceuticals, Inc. *	39,500	342,070	TRANSPORTATION - 2.8%
Sagent Pharmaceuticals, Inc. *	11,590	284,882	ArcBest Corp.	6,550	216,478
		988,129	Con-way, Inc.	5,720	221,879
REAL ESTATE - 1.0%			Werner Enterprises, Inc.	11,320	319,677
Alexander & Baldwin, Inc.	7,110.00	268,403			758,034

REITS - 15.2%			TOTAL COMMON STOCK - (Cost - $25,494,325)		26,502,001
Apollo Commercial Real Estate Finance, Inc.	15,800	266,704
Cedar Realty Trust, Inc.	45,120	302,304	EXCHANGE TRADED FUND - 2.2%
Chesapeake Lodging Trust	10,670	342,187	EQUITY FUND - 2.2%
Education Realty Trust, Inc.	7,740	244,894	iShares Russell 2000 Value ETF (Cost - $588,720)	6,000	591,120
First Potomac Realty Trust	26,266	298,119
Invesco Mortgage Capital, Inc.	17,000	244,970	SHORT-TERM INVESTMENT - 3.6%
LaSalle Hotel Properties	8,420	280,133	MONEY MARKET FUND - 3.6%
Lexington Realty Trust	27,240	234,264	Invesco STIT-Treasury Portfolio Institutional - 0.02% +	983,417	983,417
Mack-Cali Realty Corp.	14,760	307,598	(Cost - $983,417)
Medical Properties Trust, Inc.	17,500	239,225
MFA Financial, Inc.	34,500	259,785	TOTAL INVESTMENTS - 102.3% (Cost - $27,066,462) (a)		$ 28,076,538
Pennsylvania Real Estate Investment Trust	14,700	322,224	LIABILITIES LESS OTHER ASSETS - (2.3) %		(624,233)
RLJ Lodging Trust	8,130	242,518	NET ASSETS - 100.0%		$ 27,452,305
Summit Hotel Properties, Inc.	21,499	293,031
Sunstone Hotel Investors, Inc.	20,798	292,628	ETF - Exchange Traded Fund
		4,170,584	REIT - Real Estate Investment Trust
RETAIL - 3.9%			* Non Income producing security.
American Eagle Outfitters, Inc.	17,090	303,348	+ Variable rate security - interest rate is as July 31, 2015.
Big Lots, Inc.	5,430	234,467	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $27,082,929 and differs from market value by net unrealized appreciation (depreciation) on securities as follow:
Build-A-Bear Workshop, Inc. *	16,132	281,503
Stage Stores, Inc.	13,500	237,600
		1,056,918		Unrealized Appreciation:	$ 2,737,052
SAVINGS & LOANS - 3.4%				Unrealized Depreciation:	(1,743,443)
Banc of California, Inc.	10,052	121,931		Net Unrealized Appreciation:	$ 993,609
Homestreet, Inc. *	12,335	278,894
Meta Financial Group, Inc.	5,650	285,664
WSFS Financial Corp.	8,890	255,232
		941,721
SEMICONDUCTORS - 1.5%
IXYS Corp.	12,842	134,328
MKS Instruments, Inc.	8,160	289,680
		424,008

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Emerging Markets Stock Fund
July 31, 2015

Security	Shares	Value	Security	Shares		Value
COMMON STOCK - 92.1%
AGRICULTURE - 1.1%			ENGINEERING & CONSTRUCTION - 1.5%
KT&G Corp.	5,000	$ 470,991	Airports of Thailand PCL - NVDR	40,000		$ 336,184
			Hyundai Engineering & Construction Co. Ltd.	12,000		352,924
AIRLINES - 0.9%						689,108
China Southern Airlines Co. Ltd.	400,000	395,324	FOOD - 4.7%
			China Mengniu Dairy Co Ltd	60,000		271,271
APPAREL - 1.1%			JBS SA	200,000		896,966
Pou Chen Corp.	360,000	509,681	Magnit PJSC - GDR	6,000		324,851
			Universal Robina Corp	150,000		627,658
AUTO MANUFACTURERS - 1.6%						2,120,746
Tata Motors Ltd. - ADR	24,000	711,840	FOREST PRODUCTS & PAPER - 0.8%
			Mondi Ltd.	15,000		359,645
AUTO PARTS & EQUIPMENT - 0.7%
Hota Industrial Manufacturing Co. Ltd. *	100,000	295,268	HEALTHCARE PRODUCTS - 0.8%
			Hengan International Group Co, Ltd.	30,000		335,157
BANKS - 18.0%
Banco Macro SA - ADR	10,000	427,100	HOME FURNISHINGS - 1.8%
BDO UniBank, Inc.	150,000	329,450	Skyworth Digital Holdings Ltd	360,000		274,956
China Construction Bank Corp.	1,250,000	1,019,722	Steinhoff International Holdings Ltd	90,000		545,220
China Merchants Bank Co. Ltd.	100,000	258,321				820,176
Commercial International Bank Egypt SAE - GDR	225,000	1,513,079	INSURANCE - 1.9%
FirstRand Ltd.	80,000	346,287	PICC Property & Casualty Co., Ltd.	400,000		832,291
ICICI Bank Ltd. - ADR	140,000	1,409,800
Industrial & Commercial Bank of China Ltd.	600,000	412,198	INTERNET- 1.7%
Krung Thai Bank PCL -NVDR	800,000	400,787	Tencent Holdings Ltd.	40,000		745,235
OTP Bank PLC	65,000	1,337,648
Sberbank of Russia - ADR	120,000	591,900	INVESTMENT COMPANIES - 1.0%
		8,046,292	GT Capital Holdings, Inc.	15,000		459,304
CHEMICALS - 4.9%
Engro Corp Ltd.	250,000	794,793	IRON / STEEL- 1.5%
Nan Ya Plastics Corp.	300,000	610,372	Fosun International Ltd.	200,000		420,830
PTT Global Chemical PCL - NVDR	300,000	530,108	Hyundai Steel Co.	5,000		249,569
UPL Ltd.	30,000	250,324				670,399
		2,185,597	LODGING - 1.0%
COAL - 1.6%			Kangwon Land, Inc.	12,500		456,513
Coal India Ltd.	40,000	714,506
			METAL FABRICATE/HARDWARE - 0.5%
COMMERCIAL SERVICES - 1.6%			Shin Zu Shing Co. Ltd.	80,000		208,393
Zhejiang Expressway Co., Ltd.	600,000	690,515
			MINING - 1.6%
COMPUTERS - 4.4%			MMC Norilsk Nickel OJSC - ADR	45,000		695,700
Infosys Ltd. - ADR	100,000	1,691,000
Innolux Corp.	750,000	259,890	OIL & GAS - 9.0%
		1,950,890	China Petroleum & Chemical Corp.	400,000		301,484
DIVERSIFIED FINANCIAL SERVICES - 3.7%			Gazprom OAO - ADR	180,000		826,200
CTBC Financial Holding Co., Ltd.	1,265,649	914,899	Lukoil OAO - ADR	30,000		1,242,000
Fubon Financial Holding Co. Ltd.	200,000	363,692	MOL Hungarian Oil & Gas PLC	12,000		634,777
Mirae Asset Securities Co., Ltd.	10,500	395,605	Pakistan Petroleum Ltd.	200,000		303,379
		1,674,196	PTT PCL - NVDR	75,000		699,255
ELECTRIC - 1.3%						4,007,095
Huaneng Power International, Inc.	250,000	302,955	PACKAGING & CONTAINERS - 0.7%
Korea Electric Power Corp.	6,000	259,398	Lee & Man Paper Manufacturing Ltd.	500,000		307,983
		562,353
ELECTRONICS - 3.0%			PHARMACEUTICALS - 3.1%
AU Optronics Corp.	500,000	160,133	Dr. Reddy's Laboratories Ltd. - ADR	10,000		643,500
Hon Hai Precision Industry Co., Ltd.	224,000	642,082	Richter Gedeon Nyrt	45,000		726,013
Pegatron Corp.	200,000	560,307				1,369,513
		1,362,522	REAL ESTATE - 2.1%
			Ayala Land, Inc.	222,506		181,800
			China Overseas Land & Investment Ltd.	240,000		755,807
						937,607
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Emerging Markets Stock Fund (Continued)
July 31, 2015

Security	Shares	Value	Security	Shares		Value
RETAIL - 3.3%			EXCHANGE TRADED FUNDS - 6.4%
ANTA Sports Products	200,000	$ 512,668	EQUITY FUNDS - 6.4%
CP ALL PCL - NVDR	500,000	686,656	iShares MSCI Philippines ETF	29,106		$ 1,129,313
SM Investments Corp.	15,000	292,916	iShares MSCI Taiwan ETF	5,000		348,550
		1,492,240	Market Vectors Russia ETF	40,000		678,800
SEMICONDUCTORS - 4.5%			Market Vectors Vietnam ETF	40,000		734,800
Advanced Semiconductor Engineering, Inc. - ADR	100,000	560,000	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,056,763)			2,891,463
Samsung Electronics Co. Ltd.	500	507,209
SK Hynix, Inc.	12,500	394,701	SHORT-TERM INVESTMENT - 2.9%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	25,000	552,750	MONEY MARKET FUND - 2.9%
		2,014,660	First American Government Obligations Fund - 0.01% +
SOFTWARE - 1.2%			(Cost - $1,281,288)	1,281,288		1,281,288
NetEase, Inc. - ADR	4,000	554,520
			TOTAL INVESTMENTS - 101.4% (Cost - $45,628,494)			$ 45,293,280
TELECOMMUNICATIONS - 5.5%			LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4) %			(636,973)
China Mobile Ltd.	90,000	1,178,188	NET ASSETS - 100.0%			$ 44,656,307
Global Telecom Holding - GDR *	150,000	247,500	* Non-income producing security.
Globe Telecom, Inc.	5,000	282,042	^ Rights
Philippine Long Distance Telephone Co.	6,000	380,175	+ Variable rate security. Interest rate is as of July 31, 2015.
Samart Corporation Pub-NVDR Warrant *	80,000	-	ADR - American Depositary Receipt.	ETF - Exchange Traded Funds
True Corp. PLC - NVDR *	1,250,000	386,364	GDR - Global Depositary Receipt.	NVDR - Non-Voting Depositary Receipt
		2,474,269	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes
			is $46,634,931 and differs from market value by net unrealized appreciation (depreciation) on
TOTAL COMMON STOCK (Cost - $41,290,443)		41,120,529	securities as follow:		Unrealized Appreciation:	$ 3,160,372
					Unrealized Depreciation:	(3,502,023)
					Net Unrealized Depreciation:	$ (341,651)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Growth Fund
July 31, 2015

Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 97.3%			ELECTRONICS - 1.0%
AIRLINES - 1.6%			IMAX Corp. *	8,974	$ 335,717
Allegiant Travel Co.	857	$ 182,310
Spirit Airlines, Inc. *	3,507	209,789	ENGINEERING & CONSTRUCTION - 1.2%
Virgin America, Inc. *	5,295	176,535	Comfort Systems USA, Inc.	15,029	415,402
		568,634
APPAREL - 4.3%			ENTERTAINMENT - 0.5%
Carter's, Inc.	3,133	317,718	AMC Entertainment Holdings, Inc.	5,158	166,346
G-III Apparel Group Ltd. *	6,008	433,958
Skechers U.S.A., Inc. - Class A *	2,885	434,048	ENVIRONMENTAL CONTROL - 0.8%
Steven Madden Ltd. *	7,491	312,225	US Ecology, Inc.	6,370	292,319
		1,497,949
BANKS - 3.5%			FOOD - 2.0%
Bank of the Ozarks	6,669	294,236	Blue Buffalo Pet Products, Inc. *	13,171	367,998
BankUnited, Inc.	8,106	296,031	Pinnacle Foods, Inc.	7,318	328,944
FCB Financial Holdings, Inc. *	8,895	308,923			696,942
Western Alliance Bancorp *	9,422	318,747	HEALTHCARE-PRODUCTS - 6.4%
		1,217,937	AtriCure, Inc.	5,634	156,569
BIOTECHNOLOGY - 1.8%			Edwards Lifesciences Corp. *	2,249	342,208
Dynavax Technologies Corp *	10,910	320,863	Intersect Ent, Inc. *	10,913	323,789
Spark Therapeutics, Inc. *	4,903	301,240	K2M Group Holdings, Inc. *	13,237	302,863
		622,103	LDR Holding Corp. *	7,575	344,360
BUILDING MATERIALS - 3.6%			Nanostring Technologies, Inc. *	9,449	144,664
Apogee Enterprises, Inc.	5,894	325,231	West Pharmaceutical Services, Inc.	5,236	313,479
Caesarstone Sdot-Yam Ltd.	4,599	329,932	Zeltiq Aesthetics, Inc. *	8,774	301,386
NCI Building Systems, Inc. *	21,293	275,744			2,229,318
PGT, Inc. *	20,723	333,019	HEALTHCARE-SERVICES - 3.2%
		1,263,926	Acadia Healthcare Co., Inc. *	4,302	343,214
COMMERICAL SERVICES - 7.4%			Adeptus Health, Inc. - Class A *	2,885	317,033
AMN Healthcare Services, Inc. *	10,048	295,713	Magellan Health, Inc. *	2,267	137,358
Huron Consulting Group, Inc. *	4,037	308,710	Surgical Care Affiliates, Inc. *	8,624	327,883
INC Research Holdings, Inc. *	6,528	326,596			1,125,488
LendingTree, Inc. *	2,641	218,992	HOME BUILDERS - 0.8%
Multi-Color Corp.	3,479	222,169	William Lyon Homes *	12,400	295,864
Nord Anglia Education, Inc. *	11,861	300,558
Sabre Corp.	13,271	353,009	INTERNET - 7.3%
Team Health Holdings, Inc. *	3,999	269,573	ComScore, Inc. *	5,819	340,412
WEX, Inc. *	2,776	283,261	Fireeye, Inc. *	6,976	310,362
		2,578,581	Marketo, Inc. *	10,155	308,814
COMPUTERS - 4.0%			Q2 Holdings, Inc. *	11,382	309,477
EPAM Systems, Inc. *	4,858	360,026	Ringcentral, Inc. *	18,003	354,659
ExlService Holdings, Inc. *	4,183	162,175	Shopify, Inc. *	9,675	361,748
Globant SA *	9,623	306,011	Stamps.com, Inc. *	2,137	146,598
Manhattan Associates, Inc. *	5,182	335,897	Yodlee, Inc. *	10,229	128,476
Mercury Systems, Inc. *	16,180	227,977	Zendesk, Inc. *	14,459	298,289
		1,392,086			2,558,835
DISTRIBUTION/WHOLESALE - 0.9%			LODGING - 0.5%
Rentrak Corp. *	4,403	301,473	Marcus Corp.	7,562	158,500

DIVERSIFIED FINANCIAL SERVICES - 2.4%			MEDIA - 1.9%
ELLIE Mae, Inc. *	3,966	311,133	AMC Networks, Inc. *	4,369	367,957
Portfolio Recovery Associates, Inc. *	4,581	291,123	Gray Television, Inc. *	17,637	297,889
WageWorks, Inc. *	4,637	231,617			665,846
		833,873	METAL FABRICATE/HARDWARE - 0.4%
			Advanced Drainage Systems, Inc.	5,533	153,983

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Growth Fund (Continued)
July 31, 2015

Security	Shares	Value	Security	Shares	Value
MISCELLANEOUS MANUFACTURING - 1.6%			SOFTWARE - 11.8%
CLARCOR, Inc.	4,466	$ 268,719	Benefitfocus, Inc. *	8,156	$ 303,729
Proto Labs, Inc. *	3,953	297,938	Broadsoft, Inc. *	8,301	289,871
		566,657	Callidus Software, Inc. *	21,708	360,353
OFFICE FURNISHINGS - 1.9%			Cvent, Inc. *	10,839	291,786
Interface, Inc.	12,655	328,650	Evolent Health, Inc. *	16,461	351,113
Knoll, Inc.	13,296	321,763	MicroStrategy, Inc. *	1,517	309,240
		650,413	Paycom Software, Inc. *	9,240	295,680
OIL & GAS - 2.1%			Proofpoint, Inc. *	5,228	338,252
Diamondback Energy, Inc. *	3,952	265,970	Qlik Technologies, Inc. *	9,438	381,861
PDC Energy, Inc. *	5,065	237,802	Radware Ltd. *	13,308	253,384
RSP Permian, Inc. *	9,962	247,058	Red Hat, Inc. *	4,307	340,598
		750,830	Tyler Technologies, Inc. *	2,247	313,546
PHARMACEUTICALS - 5.6%			Verint Systems, Inc. *	5,096	296,689
Chiasma, Inc. *	7,035	165,815			4,126,102
Depomed, Inc. *	10,935	344,453	TELECOMMUNICATIONS - 2.7%
Dexcom, Inc. *	4,913	415,885	Ciena Corp. *	13,011	331,130
Diplomat Pharmacy, Inc. *	6,448	297,769	Gigamon, Inc. *	9,565	257,107
Nevro Corp. *	3,198	162,362	Infinera Corp. *	15,474	370,448
PRA Health Sciences, Inc. *	3,890	163,341			958,685
Quintiles Transnational *	5,213	399,941	TRANSPORTATION - 2.0%
		1,949,566	Old Dominion Freight Line, Inc. *	5,529	404,446
REAL ESTATE - 2.0%			Swift Transportation Co. *	12,982	309,231
HFF, Inc. - Class A	7,447	341,370			713,677
Marcus & Millichap, Inc. *	7,123	364,983
		706,353	TOTAL COMMON STOCK		34,040,951
RETAIL - 6.9%			(Cost - $28,129,608)
Boot Barn Holdings, Inc. *	6,747	213,205
Buffalo Wild Wings, Inc. *	1,879	367,495	SHORT-TERM INVESTMENT - 4.2%
Burlington Stores, Inc. *	4,932	271,457	MONEY MARKET FUND - 4.2%
CarMax, Inc. *	4,838	312,099	Fidelity Institutional Money Market Fund -
Jack in the Box, Inc.	3,706	352,070	Government Portfolio, 0.01% +	1,469,548	1,469,548
Kirklands, Inc.	10,878	296,752	TOTAL SHORT-TERM INVESTMENT
Restoration Hardware Holding *	2,936	297,887	(Cost - $1,469,548)
Signet Jewelers Ltd.	2,624	318,082
		2,429,047	TOTAL INVESTMENTS - 101.5% (Cost - $29,599,156) (a)		$ 35,510,499
SEMICONDUCTORS - 5.2%			LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5) %		(538,033)
Avago Technologies Ltd.	2,368	296,332	NET ASSETS - 100.0%		$ 34,972,466
Cavium, Inc. *	4,746	321,779
CEVA, Inc. *	7,361	137,872	* Non-Income producing security.
IPG Photonics Corp. *	1,717	158,342	+ Variable rate security. Interest rate is as of July 31, 2015.
MA-COM Technology Solutions Holdings, Inc. *	9,382	316,267
Monolithic Power Systems, Inc.	5,763	298,005
NXP Semiconductor NV *	2,989	289,902
		1,818,499

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $29,768,877 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:
			Unrealized Appreciation		$ 6,377,219
			Unrealized Depreciation		(635,597)
			Net Unrealized Appreciation		$ 5,741,622

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Funds
July 31, 2015

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – In determining each Fund’s Net Asset Value (“NAV”) per share, equity securities for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). If no sale price is reported, the mean between the current bid and ask. If market quotations are not readily available, then securities are valued at fair value as determined by the Board of Trustees (the “Board”) (or its delegate). U.S. Government and agency securities are valued at the mean between the most recent bid and asked prices. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by a pricing system selected by Dunham & Associates Investment Counsel, Inc. (“Dunham & Associates” or the “Adviser”) and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Options are valued at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for the exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of their most recent quoted bid and asked price.

Equity swaps are valued at the last reported sale price at the close of the exchange on which the underlying security is primarily traded. If no sale price is reported, the mean between the current bid and ask price or in the absence of a sale, at mean between current bid and cash price.

Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation, or in the absences of a last sale at the mean between the bid and ask price. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Trading in securities on Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, Far Eastern securities trading generally, or in a particular country or countries, may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days, which are not business days in New York, and on which a Fund’s net asset value is not calculated. Each Fund calculates net asset value per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s net asset value is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Securities in which the Funds invest may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”). Normally, developments that occur between the close of the foreign markets and 4:00 p.m. ET will not be reflected in the Fund’s NAV. However, Funds may determine that such developments are so significant that they will materially affect the value of the Fund’s securities, and the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. ET. Equity securities issued by foreign companies are fair valued on a daily basis using prices received from an independent pricing service.

Securities for which current market quotations are not readily available, or for which quotations are not deemed to be representative of market values, are valued at fair value as determined in good faith by or under the direction of the Board in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Funds
July 31, 2015

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2015 for the Fund’s assets and liabilities measured at fair value:

Corporate/Government Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes *	$ -	$ 29,395,779	$ -	$ 29,395,779
Foreign Government Bonds	-	407,190	-	407,190
Municipal	-	3,103,286	-	3,103,286
U.S. Government & Agency	-	16,975,379	-	16,975,379
Bank Loans	-	3,311,257	-	3,311,257
Preferred Stock *	768,584	-	-	768,584
Short-Term Investments	1,103,912	-	-	1,103,912
Total Investments	$ 1,872,496	$ 53,192,891	$ -	$ 55,065,387

Monthly Distribution
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 237,717,505	$ -	$ -	$ 237,717,505
Rights	47,751	-	-	47,751
Closed-End Funds	1,597,835	-	-	1,597,835
Preferred Stock *	15,068,498	-		15,068,498
Bonds & Notes *	-	24,038,647	-	24,038,647
Purchased Options	3,157,335	-	-	3,157,335
Short-Term Investments	33,827,229	-	-	33,827,229
Total Investments	$ 291,416,153	$ 24,038,647	$ -	$ 315,454,800
Derivatives
Forward Currency Exchange Contracts	$ -	$ 116,117	$ -	$ 116,117
Equity Swap Contracts		5,251,731		5,251,731
Total Derivatives	$ -	$ 5,367,848	$ -	$ 5,367,848
Liabilities
Securities Sold Short	$ 40,543,908	$ -	$ -	$ 40,543,908
Total Investments	$ 40,543,908	$ -	$ -	$ 40,543,908
Derivatives
Written Options	$ 7,543,255	$ -	$ -	$ 7,543,255
Forward Currency Exchange Contracts	-	327,346	-	327,346
Equity Swap Contracts	-	3,221,323	-	$ 3,221,323
Total Derivatives	$ 7,543,255	$ 3,548,669	$ -	$ 11,091,924

Floating Rate Bond
Assets	Level 1	Level 2	Level 3	Total
Bank Loans *	$ -	$ 84,931,830	$ -	$ 84,931,830
Bonds & Notes *	-	7,924,859	-	7,924,859
Short-Term Investment	7,278,186	-	-	7,278,186
Total Investments	$ 7,278,186	$ 92,856,689	$ -	$ 100,134,875

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Funds
July 31, 2015

High Yield Bond
Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes *	$ -	$ 97,503,316	$ -	$ 97,503,316
Preferred Stock *	167,316	-	-	167,316
Short-Term Investment	4,827,428	-	-	4,827,428
Total Investments	$ 4,994,744	$ 97,503,316	$ -	$ 102,498,060

International Opportunity Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes *	$ -	$ 17,726,515	$ -	$ 17,726,515
Collateraized Mortgage Back Securities		211,328		211,328
Foreign Government Bonds	-	21,841,967	-	21,841,967
Whole Loan Collateral		234,096		234,096
Short-Term Investments	324,973	-	-	324,973
Total Investments	$ 324,973	$ 40,013,906	$ -	$ 40,338,879
Derivatives
Futures	$ 20,739	$ -	$ -	$ 20,739
Forward Currency Contracts	-	261,688	-	261,688
Total Derivatives	$ 20,739	$ 261,688	$ -	$ 282,427
Total Assets	$ 345,712	$ 40,275,594	$ -	$ 40,621,306
Liabilities-Derivatives
Futures	$ 90,844	$ -	$ -	$ 90,844
Forward Currency Contracts	-	391,519	-	391,519
Total Derivatives	$ 90,844	$ 391,519	$ -	$ 482,363

Dynamic Macro Fund
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 10,769,267	$ -	$ -	$ 10,769,267
Options	2,053,475	-	-	2,053,475
Short-Term Investments	20,394,914	-	-	20,394,914
Total Investments	$ 33,217,656	$ -	$ -	$ 33,217,656
Derivatives
Futures	184,948	-	-	184,948
Written Put Future Option	12,738			12,738
Total Assets	$ 33,415,342	$ -	$ -	$ 33,415,342
Liability-Derivatives
Futures	$ 338,052	-	-	$ 338,052

Alternative Strategy
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 14,976,265	$ -	$ -	$ 14,976,265
Short-Term Investments	8,095,421	-	-	8,095,421
Total Investments	$ 23,071,686	$ -	$ -	$ 23,071,686

Appreciation & Income
Assets	Level 1	Level 2	Level 3	Total
Convertible Bonds *	$ -	$ 24,605,476	$ -	$ 24,605,476
Common Stock *	405,626	-	-	405,626
Preferred Stock *	4,371,352	-	-	4,371,352
Short-Term Investment	1,034,790	-	-	1,034,790
Total Investments	$ 5,811,768	$ 24,605,476	$ -	$ 30,417,244

Large Cap Value
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 55,695,915	$ -	$ -	$ 55,695,915
Short-Term Investments	707,616	-	-	$ 707,616
Total Investments	$ 56,403,531	$ -	$ -	$ 56,403,531

Alternative Income Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 7,403,188	$ -	$ -	$ 7,403,188
Exchange Traded Funds	122,960	-	-	122,960
Short-Term Investment	82,058	-	-	82,058
Total Investments	$ 7,608,206	$ -	$ -	$ 7,608,206
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Funds
July 31, 2015

Focused Large Cap Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 61,578,464	$ -	$ -	$ 61,578,464
Short-Term Investment	873,699	-	-	873,699
Total Investments	$ 62,452,163	$ -	$ -	$ 62,452,163

Real Estate Stock
Assets	Level 1	Level 2	Level 3	Total
REITS *	$ 49,301,454	$ -	$ -	$ 49,301,454
Short-Term Investment	294,323	-	-	294,323
Total Investments	$ 49,595,777	$ -	$ -	$ 49,595,777

International Stock
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 32,476,881	$ 45,594,705	$ -	$ 78,071,586
Preferred Stock *	1,890,792	881,616	-	2,772,408
Short-Term Investments	2,306,202	-	-	2,306,202
Total Investments	$ 36,673,875	$ 46,476,321	$ -	$ 83,150,196
Derivatives
Forward Currency Exchange Contracts	-	651,574	-	651,574
Total Assets	$ 36,673,875	$ 47,127,895	$ -	$ 83,801,770
Liabilities - Derivatives
Forward Currency Exchange Contracts	$ -	$ 707,259	$ -	$ 707,259

Small Cap Value
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 26,502,001	$ -	$ -	$ 26,502,001
Exchange Traded Fund	$ 591,120			591,120
Short-Term Investments	983,417	-	-	983,417
Total Investments	$ 28,076,538	$ -	$ -	$ 28,076,538

Emerging Markets Stock
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 28,417,296	$ 12,703,233	$ -	$ 41,120,529
Exchange Traded Funds	2,891,463	-	-	2,891,463
Short-Term Investments	1,281,288	-	-	1,281,288
Total Investments	$ 32,590,047	$ 12,703,233	$ -	$ 45,293,280

Small Cap Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 34,040,951	$ -	$ -	$ 34,040,951
Short-Term Investment	1,469,548	-		1,469,548
Total Investments	$ 35,510,499	$ -	$ -	$ 35,510,499

* See each Fund’s Schedule of Investments for industry classification.
The Funds did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Funds
July 31, 2015

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statements of Operations.

Options – Monthly Distribution and Dynamic Macro are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished. Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes. If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

A Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities.
Futures Contracts – The International Opportunity Bond Fund and Dynamic Macro are subject to interest rate risk and forward currency exchange rate risk in the normal course of pursuing its investment objective. The International Opportunity Bond Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to the International Opportunity Bond Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Funds
July 31, 2015

Swap Agreements – Monthly Distribution is subject to equity price risk in the normal course of pursuing its investment objectives. The Funds may enter into various swap transactions for investment purposes to manage equity risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive.
The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Funds as of July 31, 2015 categorized by risk exposure:
	Unrealized Gain/(Loss) at 7/31/2015
Risk Exposure Category	Monthly Distribution	International Stock	Dynamic Macro	International Opportunity Bond Fund
Commodity contracts	$ -	$ -	$ -	$ -
Equity contracts	(38,513,500)	-	144,631	-
Foreign exchange contracts	(211,229)	(55,685)	-	(129,831)
Interest rate contracts	-	-	(297,735)	(70,105)
Total	$ (38,724,729)	$ (55,685)	$ (153,104)	$ (199,936)

The notional value of the derivative instruments outstanding as of July 31, 2015 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above serve as indicators of the volume of derivative activity.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dunham Funds

By (Signature and Title)

/s/Jeffrey Dunham

Jeffrey Dunham, Principal Executive Officer/President

Date 9/22/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Jeffrey Dunham

Jeffrey Dunham, Principal Executive Officer/President

Date 9/22/15

By (Signature and Title)

/s/Denise Iverson

Denise Iverson, Principal Financial Officer/Treasurer

Date 9/22/15